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As filed with the Securities and Exchange Commission on April 20, 2001

File No. 33-61599
File No. 811-7337

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM S-6
 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /
PRE-EFFECTIVE AMENDMENT NO.    / /
POST-EFFECTIVE AMENDMENT NO. 7    /x/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /
AMENDMENT NO. 23    /x/

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Exact Name of Trust)

PROTECTIVE LIFE INSURANCE COMPANY
(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

Copy to:

Nancy Kane, Esquire 2801 Highway 280 South Birmingham, Alabama 35223 (Name and Address of Agent for Service of Process)	Stephen E. Roth, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

It is proposed that this filing become effective (check appropriate box):

        / /  immediately upon filing pursuant to paragraph (b) of Rule 485;

        /x/  on May 1, 2001 pursuant to paragraph (b) of Rule 485;

        / /  60 days after filing pursuant to paragraph (a) of Rule 485;

        / /  on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:
Interests in a separate account issued through variable life insurance policies.

PROSPECTUS

Issued by: PROTECTIVE LIFE INSURANCE COMPANY
2801 Highway 280 South
Birmingham, Alabama 35223
Telephone (800) 866-3555

    This prospectus describes the Premiere I and Premiere Provider flexible premium variable and fixed life insurance policies (each, a "Policy") for individuals and certain groups. Protective Life Insurance Company ("Protective Life") issues each Policy. Please read the prospectus carefully before you invest.

    Each Policy is designed to provide insurance protection on the life of the insured individual named in the Policy.

    You have the flexibility to vary the amount and timing of premium payments and your coverage will stay in force as long as sufficient Policy Value is maintained.

    The Policy Value and, in certain circumstances, the Death Benefit will fluctuate with the investment performance of the investment options you select. A Fixed Account is also available.

    The Owner may, within limits, allocate Net Premiums and Policy Value to one or more Sub-Accounts of the Protective Variable Life Separate Account (the "Variable Account") and Protective Life's general account (the "Fixed Account"). The prospectuses for the investment funds describe the investment objective(s) and risks of investing in the Sub-Account corresponding to each. You bear the entire investment risk for Policy Value allocated to a Sub-Account. The Policy has no guaranteed minimum Surrender Value except for amounts allocated to the Fixed Account. The assets of each Sub-Account will be invested solely in a corresponding Fund of Protective Investment Company, Van Kampen Life Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., and Fidelity® Variable Insurance Products Funds.

    It may not be advantageous to replace existing insurance with this Policy. Within certain limits, you may return the Policy.

    Policies (except for Policies issued in certain states) include an arbitration provision that mandates resolution of all disputes arising under the Policy through binding arbitration. This provision is intended to restrict an Owner's ability to litigate such disputes. See "Arbitration".

    These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    This Policy may not be available for sale in all states.

    An investment in the Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Policy involves certain risks, including the loss of premium paid (principal).

The date of this prospectus is May 1, 2001

PROSPECTUS CONTENTS

- Effect of a Policy Loan	27
Maturity Benefits	27
Death Benefit Proceeds	27
- Calculation of Death Benefit Proceeds	27
- Death Benefit Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test	27
- Death Benefit Under Policies with the Cash Value Accumulation Test Endorsement	28
- Changing the Death Benefit Option	28
- Changing the Face Amount	29
- Increasing the Face Amount	29
- Decreasing the Face Amount	29
- Additional Coverage from Term Rider for Covered Insured (CIR) or the Flexible Coverage Rider (FCR)	29
Settlement Options	30
- Minimum Amounts	30
- Other Requirements	31
The Fixed Account	31
The Fixed Account	31
Interest Credited on Fixed Account Value	31
Payments from the Fixed Account	31
Charges and Deductions	32
Premium Expense Charges - Premiere I	32
- Sales Charge	32
- Federal Tax Charge	32
- Other Taxes	32
- Premium Tax Charge	32
- Premium Expense Charges - Premiere Provider	32
Monthly Deduction	32
- Cost of Insurance Charge	33
- Cost of Insurance Rates	33
- Cost of Insurance Charge Under a CIR or FCR	34
- Legal Considerations Relating to Sex — Distinct Premium Payments and Benefits	34
- Monthly Administration Charges	34
- Supplemental Rider Charges	35
- Mortality and Expense Risk Charge	35
Transfer Fee	35
Surrender Charge (Contingent Deferred Sales Charges)	35
Withdrawal Charge	37
Fund Expenses	37
Exchange Privilege	37
Effect of the Exchange Offer	39
- Tax Matters	40
- Sales Commissions	40
Illustrations of Policy Values, Surrender Values, Death Benefits and Accumulated Premiums	41
Premiere I	42
Premiere Provider	50
Other Policy Benefits and Provisions	58
Limits on Rights to Contest the Policy	58
- Incontestability	58
- Suicide Exclusion	58
Changes in the Policy or Benefits	58
- Misstatement of Age or Sex	58
- Other Changes	58
Suspension or Delay in Payments	58
Reports to Policy Owners	58
Assignment	59
Arbitration	59

Supplemental Riders and Endorsements	59
- Children's Term Life Insurance Rider	59
- Accidental Death Benefit Rider	59
- Disability Benefit Rider	59
- Guaranteed Insurability Rider	59
- Protected Insurability Benefit Rider	59
- Flexible Coverage Rider (FCR)	59
- Term Rider for Covered Insured (CIR)	60
- Terminal Illness Accelerated Death Benefit Endorsement	60
- Cash Value Accumulation Test Endorsement	60
- Policy Loan Endorsement	60
Reinsurance	60
Uses of the Policy	61
Tax Considerations	61
Introduction	61
Tax Status of Protective Life	61
Taxation of Life Insurance Policies	62
- Tax Status of the Policy	62
— Diversification Requirements	62
— Ownership Treatment	62
- Tax Treatment of Life Insurance Death Benefit Proceeds	63
- Tax Deferral During Accumulation Period	63
Policies Not Owned by Individuals	63
Policies Which Are Not MEC's	63
— Tax Treatment of Withdrawals Generally	63
— Certain Distributions Required by the Tax Law in the First 15 Policy Years	63
— Tax Treatment of Loans	64
Policies Which Are MEC's	64
— Characterization of a Policy as a MEC	64
— Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs	64
— Penalty Tax	65
— Aggregation of Policies	65
- Maturity and Constructive Receipt Issues	65
- Actions to Ensure Compliance with the Tax Law	65
- Other Considerations	65
Federal Income Tax Withholding	65
Other Information About the Policies and Protective Life	66
Sale of the Policies	66
Corporate Purchasers	66
Protective Life Directors and Executive Officers	66
State Regulation	68
Additional Information	68
Independent Accountants	68
Experts	68
IMSA	68
Legal Matters	69
Financial Statements	69
Index to Financial Statements	F-1
Appendices
A-Examples of Death Benefit Options — Premiere I	A-1
B-Examples of Death Benefit Options — Premiere Provider	B-1

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

DEFINITIONS

"We," "us," "Protective Life," and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who have been issued a Policy.

Attained Age — The Insured's age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.

Cancellation Period — Period shown in the Policy during which the Owner may exercise the cancellation privilege and return the Policy for a refund.

Cash Value — Policy Value minus any applicable Surrender Charge.

CIR — The Term Rider for Covered Insured.

Death Benefit — The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.

Death Benefit Option — One of two options that an Owner may select for the computation of Death Benefit Proceeds. Face Amount (Option A, Level), or Face Amount Plus Policy Value (Option B, Increasing).

Death Benefit Proceeds — The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any death benefit under any rider to the Policy less (1) any Policy Debt (2) any liens for payments made under an accelerated death benefit rider or endorsement plus accrued interest and (3) any unpaid Monthly Deductions if the Insured dies during a grace period.

Face Amount — A dollar amount selected by the Owner and shown in the Policy.

FCR — The Flexible Coverage Rider.

Fixed Account — Part of Protective Life's general account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.

Fixed Account Value — The Policy Value in the Fixed Account.

Fund — A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests.

Home Office — 2801 Highway 280 South, Birmingham, Alabama 35223.

Initial Face Amount — The Face Amount on the Policy Effective Date.

Insured — The person whose life is covered by the Policy.

Issue Age — The Insured's age as of the nearest birthday on the Policy Effective Date.

Issue Date — The date the Policy is issued.

Lapse — Termination of the Policy at the expiration of the grace period while the Insured is still living.

Loan Account — An account within Protective Life's general account to which Fixed Account Value and/or Variable Account Value is transferred as collateral for all Policy loans.

Maturity Date — The date shown in the Premiere I Policy on which the Owner(s) will be paid the Surrender Value, if any, provided the Insured is still living. It is the Policy Anniversary nearest the Insured's 95th birthday.

Minimum Monthly Premium — The minimum amount of premium payments (net of any Policy Debt or withdrawals) that must be paid in order for the No-Lapse Guarantee, if applicable, to remain in effect.

Monthly Anniversary Day — The same day in each month as the Policy Effective Date.

Monthly Deductions — The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Specification Page of the Policy.

Net Premium — A premium payment minus the applicable premium expense charges.

Policy Anniversary — The same day and month in each Policy Year as the Policy Effective Date.

Policy Debt — The sum of all outstanding policy loans, including any carryover loan, plus accrued interest.

Policy Effective Date — The date shown in the Policy as of which coverage under the Policy begins.

Policy Value — The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.

Policy Year — Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.

Sub-Account — A separate division of the Variable Account established to invest in a particular Fund.

Sub-Account Value — The Policy Value in a Sub-Account.

Surrender Value — The Cash Value minus any outstanding Policy Debt and any liens for payments made under an accelerated death benefit rider plus accrued interest.

Valuation Day — Each day the New York Stock Exchange and the Home Office are open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.

Valuation Period — The period commencing with the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Variable Account — Protective Variable Life Separate Account, a separate investment account of Protective Life to or from which Policy Value may be transferred and into which Net Premiums may be allocated.

Variable Account Value — The sum of all Sub-Account Values.

SUMMARY AND DIAGRAM OF THE POLICY

    The following summary of prospectus information and diagram of the Policy should be read in conjunction with the detailed information appearing elsewhere in this prospectus. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force and there is no outstanding Policy Debt.

    Policy.  In certain states a Policy may be available only as a group contract. If you purchase a group contract, we will issue you a certificate that represents your ownership and summarizes the provisions of the group contract. References to "Policy" in this prospectus include certificates, unless the context requires otherwise. References to "Policy" also include both Policies listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Policy separately.

    Purpose of the Policy.  The Policy is designed to be a long-term investment providing insurance benefits. A prospective Owner should evaluate the Policy in conjunction with other insurance policies he or she may own, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations (see below).

    Comparison with Universal Life Insurance.  The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance: the Owner of a Policy pays premiums for insurance coverage on the person insured; the Policy provides for accumulation of Net Premiums and a Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime; and the Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premiums paid.

    However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may, and the Policy Value will, increase or decrease to reflect the investment performance of any Sub-Accounts to which Policy Value is allocated. There is no guaranteed minimum Surrender Value except with respect to Policy Value that is allocated to the Fixed Account. If Surrender Value is insufficient to pay charges due, then, after a grace period, the Policy will lapse without value. (See "Policy Lapse and Reinstatement".) However, Protective Life guarantees that the Policy will remain in force for a specified period as long as certain requirements related to the Minimum Monthly Premium have been met. For the Premiere I Policy this provision remains in effect during the first 10 Policy Years (for Insureds Issue Age 0 through 64) or the first 5 Policy Years (for Insureds Issue Age 65 through 69). The guarantee will remain in effect on the Premiere Provider Policy during the first 15 Policy Years (for Insureds Issue Age 18 through 39), the first 10 Policy Years (for Insureds Issue Age 40 through 64) or the first 5 Policy Years (for Insureds Issue Age 65 through 75). See ("Premiums — No-Lapse Guarantee.") If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax and a 10% penalty tax. (See "Tax Considerations".)

    Death Benefit Options.  Two Death Benefit options are available under the Policy: Face Amount (Option A, Level) and Face Amount plus Policy Value (Option B, Increasing). Protective Life guarantees that the Death Benefit Proceeds will never be less than the Face Amount of insurance (less any outstanding Policy Debt or liens and any past due charges) as long as sufficient premiums are paid to keep the Policy in force. The Policy provides for a Surrender Value that can be obtained by surrendering the Policy. The Policy also permits loans and withdrawals, within limits.

    Policy Value Credit.  Subject to certain conditions, on the tenth Policy Anniversary, and on each Policy Anniversary thereafter, the Company will make a credit to the Policy's Policy Value equal to (1) .50% of the unloaned Policy Value if the unloaned Policy Value is more than $50,000 and less than $500,000, or (2) 1% of unloaned Policy Value if the unloaned Policy Value is greater than $500,000.

    Illustrations.  Illustrations in this prospectus or illustrations used in connection with the purchase of a Policy are based on hypothetical rates of return. These rates are not guaranteed. They are illustrative only and should not be considered a representation of past or future performance. Actual rates of return may be higher or lower than those reflected in Policy illustrations, and therefore, actual Policy values will be different from those illustrated.

    Tax Considerations.  Protective Life intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code of 1986, as amended. A Policy may be a "modified endowment contract" under federal tax law depending upon the amount of premiums paid in relation to the Death Benefit provided under the Policy. Protective Life will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see "Tax Considerations".

    Cancellation privilege and Special Transfer Right.  For a limited time after the Policy is issued, you have the right to cancel your Policy and receive a refund. (See "Cancellation Privilege"). In certain states, until the end of this "Cancellation Period," Protective Life reserves the right to allocate Net Premium payments to the Sub-Account investing in the Oppenheimer Money Fund Sub-Account or to the Fixed Account. (See "Net Premium Allocations"). For Premiere I Policies only, at any time within 24 Policy months after the Issue Date, you may transfer the entire Variable Account Value to the Fixed Account without payment of any transfer fee and without the transfer counting as one of the 12 transfers per Policy Year that may be made without incurring a transfer fee. Such a transfer will result in future Net Premium Payments being allocated to the Fixed Account and effectively "converts" the Policy into a policy that provides fixed (non-variable) benefits. See "Special Transfer Privilege".

    Owner Inquiries.  If you have any questions, you may write or call Protective Life's Home Office at 2801 Highway 280 South, Birmingham, Alabama 35223, 1-800-265-1545.

DIAGRAM OF POLICY

PREMIUM PAYMENTS
• You select a payment plan but are not required to pay premiums according to the plan. You can vary the amount and frequency and can skip planned premium payments. See "Premiums" pages 19 and 20 for rules and limits.
• The Policy's minimum initial premium and planned premium payments depend on the Insured's age, sex and underwriting class, Face Amount selected, and any supplemental riders.
• Unscheduled premium payments may be made, within limits. See page 19.
• Under certain circumstances, extra premiums may be required to prevent lapse. See "Policy Lapse and Reinstatement" page 21.
*** DEDUCTIONS FROM PREMIUM PAYMENTS Premiere I	*** DEDUCTIONS FROM PREMIUM PAYMENTS Premiere Provider
• For sales charge (2.75% of each premium paid in Policy Years 1 through 10; 0.75% of each premium paid in Policy Years 11 and thereafter). See page 32.	• A premium expense charge of 5% (6% guaranteed) will be deducted from each premium payment before allocation, resulting in a "Net Premium". See page 32.
• For federal taxes (1.25% of each premium paid in all Policy Years). See page 32.
• For state and local premium taxes (2.25% of each premium paid in all Policy Years). See page 32.
***	***

ALLOCATION OF NET PREMIUM PAYMENTS
• You direct the allocation of Net Premium payments among 30 Sub-Accounts and the Fixed Account. See page 20 for rules and limits on Net Premium allocations.
• The Sub-Accounts invest in corresponding Funds. See pages 13 through 15. Funds available are the PIC Funds, the Van Kampen Funds, the Oppenheimer Funds, the MFS Funds, the Calvert Fund and the Fidelity Funds (as defined below).
• Interest is credited on amounts allocated to the Fixed Account at a rate determined by Protective Life, but not less than an annual effective rate of 4%. See page 20 for rules and limits on Fixed Account allocations.

DEDUCTIONS FROM POLICY VALUE Premiere I	DEDUCTIONS FROM POLICY VALUE Premiere Provider
• Monthly Deduction includes charges for cost of insurance, administration fees, mortality and expense risk charges and charges for any supplemental rider. Administration fees are currently $31.00 per month the first Policy Year and $6.00 per month thereafter, plus for the 12 Policy months following an increase in Face Amount, a charge based on the increase. We also charge for increases in Face Amount during the 12-month period following the effective date of each increase. Monthly mortality and expense risk charges are currently equal to .075% multiplied by the value of assets in Variable Account Value, which is equivalent to an annual rate of approximately 0.90% of such amount during Policy Years 1 through 10; and in Policy Years 11 and thereafter monthly mortality and expense risk charge is currently equal to .021% multiplied by the Variable Account Value, which is equivalent to an annual rate of .25% of such amount. This charge is not deducted from Fixed Account Value. See "Monthly Deduction" pages 32 through 35.	• Monthly Deduction includes charges for cost of insurance, administration fees, mortality and expense risk charges and charges for any supplemental rider. Administration fees are $8.00 per month in all Policy Years plus an administrative charge for Initial Face Amount currently equal to $.06 per $1,000 of Initial Face Amount in Policy Years 1 through 9. We also charge for increases in Face Amount during the 12-month period following the effective date of each increase. Monthly mortality and expense risk charges are equal to .075% multiplied by the value of assets in the Variable Account, which is equivalent to an annual rate of 0.90% of such amount during Policy Years 1 through 10; and in Policy Years 11 and thereafter monthly mortality and expense risk charge is currently equal to .021% multiplied by the Variable Account Value, which is equivalent to an annual rate of .25% of such amount. The mortality and expense risk charges are not deducted from Fixed Account Value. See "Monthly Deduction" pages 32 through 35.
***	***
DEDUCTIONS FROM ASSETS
• Investment advisory fee, Fund operating expenses and any applicable distribution and /or service (12b-1) fees are also deducted from the assets of each Fund.

*** POLICY VALUE
• Is the amount in the Sub-Accounts and in the Fixed Account credited to your Policy plus the value held in the general account to secure the Policy Debt.
• Varies from day to day to reflect Sub-Account investment experience, interest credited on any Fixed Account allocations, charges deducted and any other Policy transactions (such as Policy loans, transfers and withdrawals). See "Calculation of Policy Value" page 22. There is no minimum guaranteed Policy Value except with respect to amounts allocated to the Fixed Account. The Policy may lapse if the Surrender Value is insufficient to cover a Monthly Deduction due. See page 21.
• Can be transferred between and among the Sub-Accounts and the Fixed Account. A transfer fee of $25 may apply if more than 12 transfers are made in a Policy Year. See page 23 for rules and limits. Policy loans reduce the amount available for transfers.
• Is the starting point for calculating certain values under a Policy, such as the Cash Value, Surrender Value, and the Death Benefit used to determine Death Benefit Proceeds.

*** ***

CASH BENEFITS
• Loans may be taken after the first Policy Year. During Policy Years 2-10 loans will be charged an effective annual interest rate of 6.0%. During Policy Years 11 and thereafter the effective annual interest rate is 4.00% on the Premiere I Policy and currently 4.00% (4.25% guaranteed) on the Premiere Provider Policy. The maximum amount which may be borrowed at any time is equal to 90% of the Surrender Value on a Premiere I Policy and 90% of the Cash Value minus any outstanding Policy Debt on a Premiere Provider Policy. See "Policy Loans" pages 25 and 26 for rules and limits, including information regarding carryover loans on the Premiere Provider.
• After the first Policy Year, withdrawals generally can be made provided there is sufficient remaining Surrender Value. A withdrawal charge of the lesser of $25 or 2% of the withdrawal amount requested will apply to each withdrawal. See "Withdrawal Privilege" on page 25 for rules and limits.
• The Policy may be surrendered in full at any time for its Surrender Value. Premiere I: A declining deferred sales charge of up to 27% of premiums paid in the first Policy Year (or 27% of a SEC Guideline Annual Premium, if less) is assessed on surrenders during the first 14 Policy Years. Premiere Provider: A declining deferred sales charge per $1,000 of Initial Face Amount is accessed on surrenders during the first 10 Policy Years. See "Surrender Charges (Contingent Deferred Sales Charge)" pages 35 through 37.
• A variety of settlement options are available. See pages 30 and 31.

DEATH BENEFITS
 • Available as lump sum or a variety of settlement options
• For most Premiere I Policies, the minimum Face Amount is $50,000.
• For most Premiere Provider Policies, the minimum Face Amount is $50,000.
• Two Death Benefit options are available: Option A, Level (which is equal to the Face Amount), and Option B, Increasing (which is equal to the Face Amount plus Policy Value). See pages 27 and 28.
• Flexibility to change the Death Benefit option and Face Amount. See pages 28 and 29 for rules and limits.
• The No-Lapse Guarantee keeps the Policy in force for the number of Policy Years shown in your Policy regardless of the sufficiency of Surrender Value so long as for each month the cumulative premiums paid on the Policy, less any withdrawals and any Policy Debt, are at least equal to the cumulative Minimum Monthly Premium. See "No-Lapse Guarantee" pages 19 and 20.
• Supplemental endorsements or riders may be available. See pages 59 and 60.

EXPENSE TABLE

    The Sub-Accounts invest in corresponding Funds. (See "The Funds" pages 12-15.) The current Funds available and the investment advisory fees and other expenses are as follows:

ANNUAL FUND EXPENSES

    (after certain reimbursements and as percentage of average net assets)

	Management (Advisory) Fees	12b-1 Fees(8)	Other Expenses After Certain Reimbursement(9)	Total Annual Fund Expenses (after certain reimbursements)(9)
Protective Investment Company (PIC) (1)
International Equity Fund	1.10%		0.00%	1.10%
Small Cap Value Fund	0.80%		0.00%	0.80%
Capital Growth Fund	0.80%		0.00%	0.80%
CORESM U.S. Equity Fund	0.80%		0.00%	0.80%
Growth and Income Fund	0.80%		0.00%	0.80%
Global Income Fund	1.10%		0.00%	1.10%
Van Kampen Life Investment Trust (2)
Emerging Growth Portfolio	0.70%		0.05%	0.75%
Enterprise Portfolio	0.50%		0.10%	0.60%
Comstock Portfolio	0.00%		1.01%	1.01%
Growth and Income Portfolio	0.55%		0.20%	0.75%
Strategic Stock Portfolio	0.13%		0.53%	0.66%
Asset Allocation Portfolio	0.33%		0.27%	0.60%
MFS® Variable Insurance TrustSM (3, 4)
New Discovery Series	0.90%		0.16%	1.06%
Emerging Growth Series	0.75%		0.10%	0.85%
Research Series	0.75%		0.10%	0.85%
Investors Growth Stock Series	0.75%		0.16%	0.91%
Investors Trust Series	0.75%		0.12%	0.87%
Utilities Series	0.75%		0.16%	0.91%
Total Return Series	0.75%		0.15%	0.90%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA	0.62%		0.02%	0.64%
Global Securities Fund/VA	0.64%		0.04%	0.68%
Capital Appreciation Fund/VA	0.64%		0.03%	0.67%
Main Street Growth & Income Fund/VA	0.70%		0.03%	0.73%
High Income Fund/VA	0.74%		0.05%	0.79%
Strategic Bond Fund/VA	0.74%		0.05%	0.79%
Money Fund/VA	0.45%		0.06%	0.51%
Calvert Variable Series, Inc. (5)
Social Balanced Portfolio	0.70%		0.18%	0.88%
Fidelity® Variable Insurance Products Funds
VIP Index 500 Portfolio, SC (6)	0.24%	0.10%	0.10%	0.44%
VIP Growth Portfolio, SC (7)	0.57%	0.10%	0.09%	0.76%
VIP Contrafund® Portfolio, SC (7)	0.57%	0.10%	0.09%	0.76%

(1)	The annual expenses listed for all of the PIC Funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 2000 were: CORESM U.S. Equity Fund 0.86%, Small Cap Value Fund 0.88%, International Equity Fund 1.35%, Growth and Income Fund 0.85%, Capital Growth Fund 0.86%, and Global Income Fund 1.30%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days' notice to PIC, the investment manager has no present intention of doing so.

(2)
The Advisor has voluntarily agreed to reimburse the Portfolios for all advisory fees in excess of certain thresholds. This agreement was in effect for the period January 1, 2000 to December 31, 2000 and will continue through the period of January 1, 2001 to December 31, 2001. There is no guarantee that the Advisor will continue the reimbursement beyond December 31, 2001. Absent these reimbursements, the advisory fees would have been 0.60% for the Comstock Portfolio, 0.60% for the Growth and Income Portfolio, 0.50% for the Strategic Stock Portfolio and 0.50% for the Asset Allocation Portfolio; the "Other Expenses" would have been 1.60% for the Comstock Portfolio, 0.20% for the Growth and Income Portfolio, 0.53% for the Strategic Stock Portfolio and 0.27% for the Asset Allocation Portfolio.
(3)
MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that, with the exception of the Utilities Series, each series' "Other Expenses" shall not exceed 0.15% of the average daily net assets of these series during the current fiscal year. This waiver and reimbursement was in effect for the period ending December 31, 2000. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2002 in the case of the New Discovery Series). MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2002, unless terminated with the consent of the board of trustees which oversees the series. Absent the reimbursements, total expenses for the New Discovery Series for the period ended December 31, 2000 were 1.09% reflecting "Other Expenses" of 0.19% and total expenses for the Investors Growth Stock Series were 0.92% reflecting "Other Expenses" of 0.17%.
(4)
Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for the New Discovery Series; 0.84% for the Emerging Growth Series, 0.84% for the Research Series; 0.86% for the Investors Trust Series, 0.90% for the Investors Growth Stock Series; 0.89% for the Total Return Series, and 0.90% for the Utilities Series.
(5)	"Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be 0.86% for Calvert Social Balanced.
(6)	The annual class operating expenses provided are based on estimated expenses. Expenses shown in table are without reimbursements.
(7)
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of univested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details. Expenses shown in table are without reimbursements.
(8)
The 12b-1 fees deducted from the 12b-1 classes of these Funds covers certain distribution and shareholder support services provided by the companies selling contracts investing in those funds. The portion of the 12b-1 fees assessed against the Variable Account's assets invested in the Funds will be remitted to Investment Distributors, Inc., the principal underwriter for the Policies. Because distribution and/or service (12b-1) fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(9)	Expenses shown after reimbursements except as indicated in accompanying footnotes.

    The above tables are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the investment management fees and other expenses and total expenses for each Fund for the period January 1, 2000 to December 31, 2000. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectus for each of the Funds, which accompany this prospectus.

GENERAL INFORMATION ABOUT PROTECTIVE LIFE,
THE VARIABLE ACCOUNT AND THE FUNDS

Protective Life Insurance Company

    Protective Life is a Tennessee stock life insurance company. Founded in 1907, Protective Life offers individual life and health insurance, annuities, group life and health insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2000, Protective Life had total assets of approximately $15.0 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had consolidated assets of approximately $15.1 billion at December 31, 2000.

Protective Variable Life Separate Account

    Protective Variable Life Separate Account is a separate investment account of Protective Life established under Tennessee law by the board of directors of Protective Life on February 22, 1995. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. Assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that Protective Life conducts. Protective Life may transfer to its general account any assets of the Variable Account which exceed the reserves and other contract liabilities of the Variable Account (which always are at least equal to the aggregate Surrender Values under the Policies). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the reserves and other contract liabilities related to the Policies. Protective Life is obligated to pay all benefits provided under the Policies.

    The Variable Account is divided into Sub-Accounts. The income, gains or losses, whether or not realized, from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to any other income, gains or losses of Protective Life. Each Sub-Account invests exclusively in shares of a corresponding Fund. Therefore, the investment experience of your Policy depends on the experience of the Sub-Accounts you select. In the future, the Variable Account may include other Sub-Accounts that are not available under the Policies and are not otherwise discussed in this prospectus.

    Currently, thirty Sub-Accounts of the Variable Account are available under the Policies: PIC International Equity; PIC Small Cap Value; PIC Capital Growth; PIC CORE U.S. Equity; PIC Growth and Income; PIC Global Income; Van Kampen Emerging Growth; Van Kampen Enterprise; Van Kampen Comstock; Van Kampen Growth and Income; Van Kampen Strategic Stock; Van Kampen Asset Allocation; MFS New Discovery; MFS Emerging Growth; MFS Research; MFS Investors Growth Stock; MFS Investors Trust; MFS Utilities; MFS Total Return; Oppenheimer Aggressive Growth; Oppenheimer Global Securities; Oppenheimer Capital Appreciation; Oppenheimer Main Street Growth & Income; Oppenheimer High Income; Oppenheimer Strategic Bond; Oppenheimer Money Fund; Calvert Social Balanced; Fidelity VIP Index 500, SC; Fidelity VIP Growth, SC; and Fidelity VIP Contrafund®, SC.

The Funds

    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company (the "PIC Funds") managed by Protective Investment Advisors, Inc. and subadvised by Goldman Sachs Asset Management or Goldman

Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management, Inc.; Oppenheimer Variable Account Funds (the "Oppenheimer Funds") managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM (the "MFS Funds") managed by MFS Investment Management; Calvert Variable Series, Inc. (the "Calvert Fund") managed by Calvert Asset Management Company, Inc.; or Fidelity® Variable Insurance Products Funds (the "Fidelity Funds") managed by Fidelity Management & Research Company and subadvised by Bankers Trust Company, in the case of the Fidelity VIP Index 500 Portfolio, SC, and FMR Co., Inc. in the case of the Fidelity VIP Growth Portfolio, SC and Fidelity VIP Contrafund® Portfolio, SC. Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and (4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

Protective Investment Company (PIC)

    International Equity Fund.  This Fund seeks long-term capital appreciation. This Fund will pursue its objectives by investing, under normal circumstances, substantially all, and at least 65% of its total assets in equity and equity-related securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

    Small Cap Value Fund.  This Fund seeks long-term growth of capital. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

    Capital Growth Fund.  This Fund seeks long-term growth of capital. The Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in a equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

    CORESM U.S. Equity Fund.  This Fund seeks long-term growth of capital and dividend income. This Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States. The Fund's investments are selected using a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index.

    Growth and Income Fund.  This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities that the investment adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

    Global Income Fund.  This Fund seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers (including non-dollar securities) and entering into foreign currency transactions.

Van Kampen Life Investment Trust

    Emerging Growth Portfolio.  This Fund seeks capital appreciation.

    Enterprise Portfolio.  This Fund seeks capital appreciation through investment in securities believed by the investment adviser to have above average potential for capital appreciation.

    Comstock Portfolio.  This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

    Growth and Income.  This Fund seeks income and long-term growth of capital and income.

    Strategic Stock Portfolio.  This Fund seeks above average total return through a combination of potential capital appreciation and dividend income consistent with the preservation of invested capital.

    Asset Allocation Portfolio.  This Fund seeks high total investment return consistent with prudent investment risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long-term debt securities and money market securities. Total investment return consists of current income (including dividends, interest and discount accruals) and capital appreciation or depreciation.

MFS® Variable Insurance TrustSM

        New Discovery Series.  This Fund seeks capital appreciation.

    Emerging Growth Series.  This Fund seeks to provide long-term growth of capital.

    Research Series.  This Fund seeks to provide long-term growth of capital and future income.

    Investors Growth Stock Series (formerly "Growth Series").  This Fund seeks to provide long-term growth of capital and future income rather than current income.

    Investors Trust Series (formerly "Growth with Income Series").  This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

    Utilities Series.  This Fund seeks capital growth and current income above that available from a portfolio invested entirely in equity securities.

    Total Return Series.  This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

    Aggressive Growth Fund/VA.  This Fund seeks capital appreciation.

    Global Securities Fund/VA.  This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

    Capital Appreciation Fund/VA.  This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

    Main Street Growth & Income Fund/VA.  This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

    High Income Fund/VA.  This Fund seeks a high level of current income from investment in high yield fixed-income securities.

    Strategic Bond Fund/VA.  This Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

    Money Fund/VA.  This Fund seeks to maximize current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Calvert Variable Series, Inc.

    Social Balanced Portfolio.  This Fund seeks to achieve a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria.

Fidelity® Variable Insurance Products Funds

    VIP Index 500 Portfolio, SC.  This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

    VIP Growth Portfolio, SC.  This Fund seeks to achieve capital appreciation.

    VIP Contrafund® Portfolio, SC.  This Fund seeks long-term capital appreciation.

    There Is No Assurance That The Stated Objectives And Policies Of Any Of The Funds Will Be Achieved.

    More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks of investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds, which accompany this prospectus, and the current statement of additional information for each of the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Premiums or transfers among the Sub-Accounts.

    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Other Information about the Funds

    Each Fund sells its shares to the Variable Account under the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. The Variable Account would not be able to purchase additional shares of a Fund if the participation agreement relating to a Fund terminates. Owners would not be able to allocate assets in the Variable Account or premiums to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate premiums or transfer Account Value to the Sub-Account investing in shares of that Fund.

    Our affiliate, Investment Distributors, Inc., the principal underwriter for the Policies, will receive 12b-1 fees deducted from the assets of some Funds for providing certain distribution and shareholder support services to such Funds. Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or adviser. These percentages differ, and some investment managers or advisers pay us more than other investment managers or advisers. These fees are in consideration for administrative services provided to the Funds by Protective Life and its affiliates. Payment of fees by managers or advisers under these agreements do not increase the fees or expenses paid by the Funds or their shareholders. The amounts we receive under these agreements may be significant.

Other Investors in the Funds

    PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable annuity contracts issued through Protective Life and its subsidiary Protective Life and Annuity Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity contracts or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable life insurance policies other than the Policies or variable annuity contracts or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts does not provide enough protection for Owners, it will take appropriate action on its own, including withdrawing the Variable Account's investment in the Fund. (See the PIC Prospectus for more detail.)

    Shares of the Van Kampen Funds, Oppenheimer Funds, MFS Funds, Calvert Fund and Fidelity Funds are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Policy Owners and other of the Fund's various investors. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the board of directors (or trustees) of each of the Van Kampen Funds, Oppenheimer Funds, MFS Funds, Calvert Fund and Fidelity Funds monitors events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

    Protective Life may make additions to, deletions from, or substitutions for the shares that are held in or purchased by the Variable Account. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares of that Fund and substitute shares of another Fund. Substituted Funds may have different fees and expenses or may be only available to certain classes of purchasers. Protective Life will not substitute any shares without notice and any necessary approval of the SEC and state insurance authorities.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, which would each invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) or may be closed to certain classes of purchasers.

    If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Policy to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s), the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts. Protective Life may make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

Voting Rights

    Protective Life is the legal owner of Fund shares held by the Sub-Accounts and has the right to vote on all matters submitted to shareholders of the Funds. However, in accordance with applicable law, Protective Life will vote shares held in the Sub-Accounts at meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Sub-Accounts. Should Protective Life determine that it is permitted to vote such shares in its own right, it may elect to do so.

    Protective Life will send Owners voting instruction forms and other voting materials (such as Fund proxy statements, reports and other proxy materials) prior to shareholders meetings. The number of votes as to which an Owner may give instructions is calculated separately for each Sub-Account and may include fractional votes.

    An Owner holds a voting interest in each Sub-Account to which Variable Policy Value is allocated under his or her Policy. Owners only have voting interests while the Insured is alive. The number of votes for which an Owner may give instructions is based on the Owner's percentage interest of a Sub-Account determined as of the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund.

    Shares as to which no timely instructions are received and shares held directly by Protective Life are voted by Protective Life in proportion to the voting instructions that are received with respect to all Policies participating in a Sub-Account. Voting instructions to abstain on any item are applied to reduce the votes eligible to be cast on that item.

    Protective Life may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove the investment management agreement or an investment advisory agreement. In addition, Protective Life may under certain circumstances disregard voting instructions that would require changes in the investment management agreement, investment manager, an investment advisory agreement or an investment adviser of one or more of the Funds, provided that Protective Life reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Protective Life ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report.

THE POLICY

Purchasing a Policy

    To purchase a Policy, a prospective Owner must submit a completed application and at least the minimum initial premium payment through a licensed representative of Protective Life who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. ("IDI"). (See "Premiums".) Protective Life requires satisfactory evidence of insurability, which may include a medical examination of the Insured. Generally, Protective Life will issue a Policy covering an Insured up to age 75 if evidence of insurability satisfies Protective Life's underwriting rules. Minimum age requirements may apply. Acceptance of an application depends on Protective Life's underwriting rules, and Protective Life may reject an application for any reason. With the consent of the Owner, a Policy may be issued on a basis other than that applied for (i.e., on a higher premium class basis due to increased risk factors). A Policy is issued after Protective Life approves the application. Premium is not a requirement to issue a Policy but your insurance will not take effect until you pay your initial premium. Premium may be collected at the time of Policy delivery.

    Insurance coverage under a Policy begins on the Policy Effective Date. Temporary life insurance coverage (including various forms of conditional receipt) also may be provided under the terms of a temporary insurance (or conditional receipt) agreement. Under such agreements, the total amount of insurance which may become effective prior to delivery of the Policy may not exceed $500,000 (including the amount of any life insurance and accidental death benefits then in force or applied for with the Company) and may not be in effect for more than 60 days. In addition, such agreement may not be issued on proposed Insureds under 15 days of age.

    In order to obtain a more favorable Issue Age, Protective Life may permit the Owner to "backdate" a Policy by electing a Policy Effective Date up to six months prior to the date of the original application. Charges for the Monthly Deduction for the backdated period are deducted as of the Policy Effective Date and the calculation of the No-Lapse Guarantee will include the Minimum Monthly Premium for the backdated period.

    The Owner of the Policy may exercise all rights provided under the Policy. The Insured is the Owner, unless a different person is named as Owner in the application. By written notice received by Protective Life at the Home Office while the Insured is living, the Owner may name a Contingent Owner or a new Owner. If there are joint Owners, all Owners must authorize the exercise of any right under the Policy. Unless the Owner provides otherwise, in the event of one joint Owner's death, ownership passes to any surviving joint Owner(s). Unless a Contingent Owner has been named, ownership of the Policy passes to the estate of the last surviving Owner upon his or her death. A change in Owner may have tax consequences. (See "Tax Considerations".)

    Fees, charges and benefits available under the Policies may vary depending on the state in which the Policy is issued.

Cancellation Privilege

    You may cancel your Policy for a refund during the Cancellation Period by returning it to Protective Life's Home Office or to the sales representative who sold it along with a written cancellation request. The Cancellation Period is determined by the law of the state in which the application is signed and is shown in your Policy. In most states the Cancellation Period for the Premiere I Policy expires at the latest of

  (1)
  10 days after you receive your Policy,

  (2)
  45 days after you sign your application, or

  (3)
  10 days after Protective Life mails or delivers a Notice of Right of Withdrawal.

    For the Premiere Provider Policy, the Cancellation Period in most states expires at the later of

  (1)
  10 days after you receive your Policy, or

  (2)
  45 days after you sign your application.

    Return of the Policy by mail is effective upon receipt by Protective Life. We will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Protective Life will refund the sum of

  (1)
  the difference between premiums paid and amounts allocated to the Fixed Account or the Variable Account,

  (2)
  Fixed Account Value determined as of the date the returned Policy is received, and

  (3)
  Variable Account Value determined as of the date the returned Policy is received.

    This amount may be more or less than the aggregate premiums paid. In states where required, Protective Life will refund premiums paid.

Premiums

    Minimum Initial Premium.  The minimum initial premium required depends on a number of factors, including the age, sex and rate class of the proposed Insured, the Initial Face Amount requested by the applicant, any supplemental riders requested by the applicant and the planned periodic premiums that the applicant selects. (See "Planned Periodic Premiums".) Consult your sales representative for information about the initial premium required for the coverage you desire.

    Planned Periodic Premiums.  In the application the Owner selects a plan for paying level premiums at specified intervals (e.g., quarterly, semi-annually or annually). At the Owner's election, we will also arrange for payment of planned periodic premiums on a monthly basis (on any day except the 29th, 30th, or 31st of a month) under a pre-authorized payment arrangement. You are not required to pay premiums in accordance with these plans. You can pay more or less than planned or skip a planned periodic premium entirely. (See, however, "Policy Lapse and Reinstatement"). Subject to the limits described below, you can change the amount and frequency of planned periodic premiums at any time by written notice to Protective Life at the Home Office.

    Unless you have arranged to pay planned periodic premiums by pre-authorized payment arrangement or have otherwise requested, you will be sent reminder notices for planned periodic premiums.

    Unscheduled Premiums.  Subject to the limitations described below, additional unscheduled premiums may be paid in any amount and at any time. By written notice to Protective Life at the Home Office, the Owner may specify that all unscheduled premiums are to be applied as repayments of Policy Debt, if any.

    Premium Limitations.  Premiums may be paid by any method acceptable to Protective Life. If by check, the check must be from an Owner (or the Owner's designee other than a sales representative), payable to Protective Life Insurance Company, and be dated prior to its receipt at the Home Office.

    Additional limitations apply to premiums. Premium payments must be at least $150 ($50 if paid monthly by a pre-authorized payment arrangement) and must be remitted to the Home Office. (See "Net Premium Allocations.") Protective Life also reserves the right to limit the amount of any premium payment. In addition, at any point in time aggregate premiums paid under a Policy may not exceed any applicable guideline premium payment limitations for life insurance policies set forth in the Internal Revenue Code. Protective Life will immediately refund any portion of any premium payment that is determined to be in excess of the limits established by law to qualify a Policy as a contract for life insurance. Protective Life will monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code. (See "Tax Considerations".) In addition, under the Premiere Provider Policy Protective Life reserves the right to refund a premium payment, including any earnings thereon, which

  (1)
  in the first Policy Year, causes the Death Benefit to exceed the Initial Face Amount shown on the Policy Specifications Page, or

  (2)
  increases the difference between the Death Benefit and the Policy Value, and

  (3)
  exceeds $20 per $1,000 of Face Amount.

    No-Lapse Guarantee.  In return for paying the Minimum Monthly Premium specified in the Policy or an amount equivalent thereto by the Monthly Anniversary Day, Protective Life guarantees that a Policy will remain in force for the period identified below, regardless of the Policy Value, if, for each month that the Policy has been in force since the Policy Effective Date, the total premiums paid less any withdrawals and Policy Debt is greater than or equal to the Minimum Monthly Premium (shown in the Policy) multiplied by the number of complete policy months since the Policy Effective Date, including the current policy month. The Minimum Monthly Premium is calculated for each Policy based on the age, sex and rate class of the Insured, the requested Face Amount and any supplemental riders. The No- Lapse Guarantee does not apply to coverage under the Flexible Coverage Rider (FCR). See "Death Benefit Proceeds—Additional Coverage from Term Rider for Covered Insured (CIR) or the Flexible Coverage Rider (FCR)".

    We will not notify you in the event the No-Lapse Guarantee is no longer in effect.

    For the Premiere I Policy, this provision remains in effect during the first 10 Policy Years, if the Insured's Issue Age is 0 through 64, or during the first 5 Policy Years, if the Insured's Issue Age is 65 through 69. The No-Lapse Guarantee does not apply to Premiere I Policies covering Insureds with an Issue Age of 70 or above.

    The No-Lapse Guarantee remains in effect on the Premiere Provider Policy, during the first 15 Policy Years, if the Insured's Issue Age is 18 through 39, during the first 10 Policy Years, if the Insured's Issue Age is 40 through 64, and during the first 5 Policy Years, if the Insured's Issue Age is 65 through 75.

    If you increase your Policy's Face Amount or change the Death Benefit option while the No-Lapse Guarantee is in effect, Protective Life will not extend the period of this guarantee. The guarantee period is based on the Policy Effective Date. However, upon an increase in Face Amount, Protective Life will recalculate the Minimum Monthly Premium, which will generally also increase. Any other change in the benefits provided under this Policy or its riders which is made after the Policy Effective Date and during the period of the No-Lapse Guarantee also may result in a change to the Minimum Monthly Premium. Protective Life will notify you of any increase in the Minimum Monthly Premium and will amend your Policy to reflect the change.

    Premium Payments Upon Increase in Face Amount.  Depending on the Policy Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. (See "Death Benefit Proceeds".) You will be notified if a premium payment is necessary or a change appropriate.

Net Premium Allocations

    Owners must indicate in the application how Net Premiums are to be allocated to the Sub-Accounts and/or to the Fixed Account. These allocation instructions apply to both initial and subsequent Net Premiums. Owners may change the allocation instructions in effect at any time by written notice to Protective Life at the Home Office. Whole percentages must be used. The sum of the allocations to the Sub-Accounts and the Fixed Account must be equal to 100% of any Net Premiums. Protective Life reserves the right to establish (i) a limitation on the number of Sub-Accounts to which Net Premiums may be allocated and/or (ii) a minimum allocation requirement for the Sub-Accounts and the Fixed Account. Currently, the minimum amount that can be allocated to any Sub-Account or the Fixed Account is 5% of any net Premiums.

    For Policies issued in states where, upon cancellation during the Cancellation Period, Protective Life returns at least your premiums, Protective Life reserves the right to allocate your initial Net Premium (and any subsequent Net Premiums paid during the Cancellation Period) to the Oppenheimer Money Fund Sub-Account or the Fixed Account until the expiration of the number of days in the Cancellation Period plus 6 days starting from the date that the Policy is mailed from the Home Office. Thereafter, the Policy Value in the Oppenheimer Money Fund Sub-Account or the Fixed Account and all Net Premiums will be allocated according to your allocation instructions then in effect.

    Planned periodic premiums and unscheduled premiums not requiring additional underwriting will be credited to the Policy and the Net Premiums will be invested as requested on the Valuation Date they are received by the Home Office. However, any premium paid in connection with an increase in face amount will be allocated to the Fixed Account until underwriting has been completed. When approved, the Policy

Value in the Fixed Account attributable to the resulting Net Premium will be reallocated to the Policy and allocated in accordance to your allocation instructions then in effect. If an additional premium payment is rejected, Protective Life will return the premium immediately, without any adjustment for investment experience.

    Unless designated by the Owner as a loan repayment, premiums received from Owners (other than planned periodic premiums) are treated as unscheduled premiums.

Policy Lapse and Reinstatement

    Lapse.  Unlike a conventional life insurance policy, failure to pay planned periodic premiums will not necessarily cause a Policy to lapse. Conversely, making all planned periodic premium payments will not necessarily prevent a Policy from lapsing. Except when the No-Lapse Guarantee is in effect, a Policy will lapse if its Surrender Value is insufficient to cover the Monthly Deduction on the Monthly Anniversary Day. (See "Monthly Deduction".)

    If the Surrender Value on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date and the No-Lapse Guarantee is not in effect, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Surrender Value or the Surrender Value has decreased because you have not paid sufficient Net Premiums to offset prior Monthly Deductions.

    In the event of a Policy default, the Owner has a 61-day grace period to make a Net Premium payment at least sufficient to cover the current and past-due Monthly Deductions. Protective Life will send to the Owner, at the last known address and the last known address of any assignee of record, notice of the premium required to prevent lapse. The grace period will begin when the notice is sent. A Policy will remain in effect during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds payable to the beneficiary will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death as well as any unpaid Policy Debt or liens. (See "Death Benefit Proceeds".) Unless the premium stated in the notice is paid before the grace period ends, the Policy will lapse.

    Reinstatement.  An Owner may reinstate a Policy within 5 years of its lapse provided that: (1) a request for reinstatement is made by written notice received by Protective Life at the Home Office, (2) the Insured is still living, (3) the Maturity Date, if applicable, has not been reached, (4) the Owner pays Net Premiums equal to (a) all Monthly Deductions that were due but unpaid during the grace period, and (b) which are at least sufficient to keep the reinstated Policy in force for three months, (5) the Insured provides Protective Life with satisfactory evidence of insurability, (6) the Owner repays or reinstates any Policy Debt or lien which existed at the end of the grace period; and (7) the Policy has not been surrendered. The "Approval Date" of a reinstated Policy is the date that Protective Life approves the Owner's request for reinstatement and requirements 1-7 above have been met.

Special Transfer Privilege—Premiere I

    During the first 24 policy months following the Policy Effective Date, the Owner of a Premiere I Policy may exercise a one-time Special Transfer Privilege by requesting that all Variable Account Value be transferred to the Fixed Account. Exercise of the Special Transfer Privilege does not count toward the 12 transfers that are permitted each Policy Year without imposition of a transfer fee, and is not subject to a transfer fee. Unless the Owner specifies otherwise, all subsequent Net Premiums are allocated to the Fixed Account after the exercise of the Special Transfer Privilege. Owners may, however, change this allocation by subsequent written notice received by Protective Life at the Home Office.

CALCULATION OF POLICY VALUES

Variable Account Value

    The Variable Account Value reflects the investment experience of the Sub-Accounts to which it is allocated, any premiums allocated to the Sub-Accounts, transfers in or out of the Sub-Accounts, any withdrawals of Variable Account Value, any surrender charges and Monthly Deductions. There is no guaranteed minimum Variable Account Value. A Policy's Variable Account Value therefore depends upon a number of factors. The Variable Account Value for a Policy at any time is the sum of the Sub-Account Values for the Policy on the Valuation Day most recently completed.

    Determination of Units.  For each Sub-Account, the Net Premium(s) or Policy Value transferred are converted into units. The number of units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the unit for that Sub-Account for the Valuation Day on which the Net Premium(s) or transferred amount is invested in the Sub-Account. Therefore, Net Premiums allocated to or amounts transferred to a Sub-Account under a Policy increase the number of units of that Sub-Account credited to the Policy.

    Determination of Unit Value.  The unit value at the end of every Valuation Day is the unit value at the end of the previous Valuation Day times the net investment factor, as described below. The Sub-Account Value for a Policy is determined on any day by multiplying the number of units attributable to the Policy in that Sub-Account by the unit value for that Sub-Account on that day.

    Net Investment Factor.  The net investment factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2), where:

(1)
is the result of:

    a.   the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

    b.   the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

    c.   a per share charge or credit for any taxes reserved for, which is determined by Protective Life to have resulted from the operations of the Sub-Account.

(2)
is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

Fixed Account Value

    The Fixed Account Value under a Policy at any time is equal to: (1) the Net Premium(s) allocated to the Fixed Account, plus (2) amounts transferred to the Fixed Account, plus (3) interest credited to the Fixed Account, less (4) transfers from the Fixed Account (including any transfer fees deducted), less (5) withdrawals from the Fixed Account (including any withdrawal charges deducted), less (6) surrender charges deducted in the event of a decrease in Face Amount, less (7) Monthly Deductions. See "The Fixed Account," for a discussion of how interest is credited to the Fixed Account.

POLICY BENEFITS

Transfers of Policy Values

    General.  Upon receipt of written notice to Protective Life at the Home Office at any time on or after the later of the following: (1) thirty days after the Policy Effective Date, or (2) six days after the expiration of the Cancellation Period, you may transfer the Fixed Account Value or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions. Transfers (including telephone transfers — described below) are processed as of the date a request is received at the Home Office. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See "Suspension or Delay of Payments". The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account or the Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to limit the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of $2,500, or 25% of the Fixed Account Value. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. The transfer fee, if any, is deducted from the amount being transferred. (See "Transfer Fee".)

    Telephone Transfers.  Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

    Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

    Reservation of Rights.  Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies.

    Dollar-Cost Averaging.  If you elect at the time of application or at any time thereafter by written notice to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from or to the Fixed Account or any of the Sub-Account(s). This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

    To elect dollar-cost averaging, Policy Value in the source Sub-Account or the Fixed Account must be at least $5,000 at the time of election. Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction. You may elect dollar cost averaging for periods of at least 12 months but no longer than 48 months. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request following 6 days after the end of the Cancellation Period, except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Date.

    Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, or (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by written notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers,

(4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.

    Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days' written notice to the Owner.

    Portfolio Rebalancing.  At the time of application or at any time thereafter by written notice to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your Net Premium allocation instructions in effect at the time of rebalancing. Any allocation instructions including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your premium allocation. Portfolio Rebalancing may commence on any day of the month that you request following six days after the end of the Cancellation Period, except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day.

    Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by written instruction received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee, Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to assess a processing fee for this service or to discontinue Portfolio Rebalancing upon 30 days' written notice to the Owner.

Policy Value Credit—Premiere Provider

    Subject to the conditions described below, on the tenth Policy Anniversary and on each Policy Anniversary thereafter, the Company will make a credit to the Policy Value of a Premiere Provider Policy. The amount of the credit depends on the unloaned Policy Value on the appropriate Policy Anniversary. On Policy Anniversaries as of which unloaned Policy Value is at least $50,000 but less than $500,000, the credit is equal to .50% of the unloaned Policy Value. On Policy Anniversaries as of which the unloaned Policy Value is equal to or greater than $500,000, the credit is equal to 1% of the unloaned Policy Value. No credit is made on Policy Anniversaries as of which unloaned Policy Value is less than $50,000 or on Policy Anniversaries one through nine. In addition, the Company will only make the credit on Policy Anniversaries as of which the current annual effective interest rate being credited to Fixed Account Value exceeds the guaranteed annual effective interest rate shown in the Policy.

    When made, the Company will allocate credits to Policy Value among the various Sub-Accounts and the Fixed Account in accordance with the Owner's allocation instructions for Net Premiums. Credits to Policy Value are not subject to the premium expense charge or the surrender charge and are not treated as Net Premium for tax purposes.

    The Policy Value Credit may not be available in all states. The Policy Value Credit is not available on the Premiere I Policy.

Surrender Privilege

    At any time prior to the Maturity Date while the Insured is still living and the Policy is still in force, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the written notice requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. A surrender charge may apply.

(See "Surrender Charges".) The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. (See "Settlement Options".) Payment is generally made within 7 calendar days. (See "Suspension or Delay of Payments", and "Payments from the Fixed Account".) A Policy which terminates upon surrender cannot later be reinstated.

Withdrawal Privilege

    At any time after the first Policy Year, an Owner, by written notice received at the Home Office, may make a withdrawal of Surrender Value of not less than $500. Protective Life will withdraw the amount requested, plus a withdrawal charge, from the Policy Value as of the end of the Valuation Period during which the written request was received. (See "Withdrawal Charge".)

    The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account. If the Owner does not so specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account and the Fixed Account is based on the proportion that such Sub-Account Value(s) and Fixed Account Value bears to the unloaned Policy Value on the Valuation Day immediately prior to the withdrawal. Payment is generally made within seven calendar days. (See "Suspension or Delay of Payments", and "Payments from the Fixed Account".)

    If Death Benefit Option A is in effect, Protective Life reserves the right to reduce the Face Amount by the withdrawn amount. Protective Life may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective Life's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective Life. If the Face Amount at the time of the withdrawal includes increases from the Initial Face Amount and the withdrawal requires a decrease of Face Amount, the reduction is made first from the most recent increase, then from prior increases, if any, in reverse order of their being made and finally from the Initial Face Amount.

Policy Loans

    General.  Under both Premiere I and Premiere Provider, the Owner may obtain a standard loan subject to certain conditions. Premiere Provider also allows the Owner to obtain a carryover loan. A standard loan is any loan that is not a carryover loan. A carryover loan is a loan on the Policy the amount of which is transferred from another policy that is exchanged for the Policy such that the exchange qualifies under Section 1035 of the Internal Revenue Code and that is approved by the Company. After the first Policy Anniversary and while the Insured is still living, an Owner may obtain a standard loan from Protective Life. The Policy is the only security required for the loan. Policy loans must be requested by written notice received by Protective Life at the Home Office. The minimum amount of any loan is $500. The maximum amount that an Owner may borrow on a Premiere I Policy is an amount equal to 90% of the Policy's Surrender Value on the date that the loan request is received. The maximum amount which may be borrowed on a Premiere Provider Policy is 90% of the Policy's Cash Value minus any outstanding Policy Debt. Outstanding Policy Debt therefore reduces the amount available for new Policy loans. Loan proceeds generally are mailed within seven calendar days of the loan being approved. (See "Suspension or Delay of Payments", and "Payments from the Fixed Account".)

    Loan Collateral.  When a Policy loan is made, an amount equal to the loan is transferred out of the Sub-Accounts and the Fixed Account and into a Loan Account established for the Policy. Like the Fixed Account, a Policy's Loan Account is part of Protective Life's general account and amounts therein earn interest as credited by Protective Life from time to time. Because Loan Account values are part of Policy Value, a loan will have no immediate effect on the Policy Value. In contrast, Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Sub-Accounts and the Fixed Account from which collateral is transferred to the Loan Account. If no allocation is specified, collateral is transferred from each Sub- Account and from the Fixed Account in the same proportion that the value in each Sub-Account and the Fixed Account bears to the total unloaned Policy Value on the date that the loan is made.

    On each Policy Anniversary, an amount of Policy Value equal to any due and unpaid loan interest (explained below), is also transferred to the Loan Account. Such interest is transferred from each Sub-Account and the Fixed Account in the same proportion that each Sub-Account Value and the Fixed Account Value bears to the total unloaned Policy Value.

    Loan Repayment.  You may repay all or part of your Policy Debt (the amounts borrowed plus unpaid interest) at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and are credited as of the date received. The Owner may specify in writing that any unscheduled premiums paid while a loan is outstanding be applied as loan repayments. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) When a loan repayment is made, Policy Value in the Loan Account in an amount equal to the repayment is transferred from the Loan Account to the Sub-Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Policy Value, but the Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is increased immediately by the amount transferred from the Loan Account. Unless specified otherwise by the Owner(s), amounts are transferred to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated.

    Interest. Standard Loans.  During Policy Years 2 through 10, Protective Life will charge interest daily on any outstanding loan, other than a carryover loan (as described below), at an effective annual rate of 6.0%. During Policy Years 11 and thereafter, Protective Life currently charges interest daily on any outstanding Premiere I loan and any outstanding Premiere Provider loan at an effective annual rate of 4.0%. The maximum effective annual rate on an outstanding Premiere Provider loan during Policy Years 11 and thereafter is 4.25%. Interest is due and payable at the end of each Policy Year while a loan is outstanding. We will notify you of the amount due. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Policy Debt.

    Carryover Loans.   During the first 10 Policy Years, Protective Life will charge interest daily on any outstanding carryover loan at a maximum effective annual rate of 6.0% (5.0% currently). During Policy Years 11 and thereafter, Protective Life charges interest daily on any outstanding loan at a maximum effective annual rate of 4.25% (4.0% currently). As with any standard loan, interest is due and payable at the end of each Policy Year while a loan is outstanding. We will notify you of the amount due. If interest is not paid when due, the amount of the interest is added to the carryover loan and becomes part of the Policy Debt.

    Interest Credited.  The Loan Account is credited with interest at an effective annual rate of not less than 4%. Thus, the net cost of a standard loan is 2.0% per year during Policy Years 2 through 10 (the difference between the rate of interest charged on Policy loans and the amount credited on the equivalent amount held in the Loan Account). The net cost of a standard loan on a Premiere I Policy during Policy Years 11 and thereafter is 0.00%. On a Premiere Provider Policy the net cost on a standard loan is currently 0.00%, guaranteed not to exceed 0.25%. The net cost of a carryover loan is currently 1.0% (2.0% guaranteed) during Policy Years 1-10 and 0.0% (0.25% guaranteed) thereafter. Protective Life determines the rate of interest to be credited to the Loan Account in advance of each calendar year. The rate, once determined, is applied to the calendar year which follows the date of determination. On each Policy Anniversary, the interest earned on the Loan Account since the previous Policy Anniversary is transferred to the Sub-Accounts and to the Fixed Account. Unless specified in writing by the Owner, interest is transferred and allocated to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated.

    Non-Payment of Policy Loan.  If the Insured dies while a loan is outstanding, the Policy Debt is deducted from the Death Benefit in calculating the Death Benefit proceeds.

    If the Loan Account Value exceeds the Cash Value less any lien (i.e., the Surrender Value becomes zero) on any Valuation Date, the Owner must pay that excess amount. The Company will send the Owner (or any assignee of record) a notice of the amount the Owner must pay. The Owner must pay this amount within 31 days after the notice is sent, or the Policy will lapse.

    Effect of a Policy Loan.  A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy Value because the investment results of the Sub-Accounts and current interest rates credited on Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and longer the loan is outstanding, the greater will be the effect of Policy Value held as collateral in the Loan Account. (See "No Lapse Guarantee".) Depending on the investment results of the Sub-Accounts or credited interest rates for the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for lapse if investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax. In addition, if your Policy is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of policy loans.

Maturity Benefits — Premiere I

    The Maturity Date on the Premiere I Policy is the Policy Anniversary nearest the Insured's 95th birthday. If the Policy is still in force on the Maturity Date, the Maturity Benefit will be paid to the Owner. The Maturity Benefit is equal to the Surrender Value on the Maturity Date. You may request a change in Maturity Date on the Premiere I Policy, subject to Protective Life's approval. To elect or not elect a change in Maturity Date will have income tax consequences. (See "Tax Considerations".)

    There is no stated maturity date on the Premiere Provider Policy.

Death Benefit Proceeds

    As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary beneficiary or a contingent beneficiary. The Owner may name one or more primary or contingent beneficiaries and change such beneficiaries, as provided for in the Policy. If no beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner's estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option. (See "Settlement Options".)

    Calculation of Death Benefit Proceeds.  The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured's death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.

    The calculation of the Death Benefit depends on (1) the Death Benefit option selected, as described below, and (2) the Federal tax compliance test applicable to the Policy. There are two Federal tax compliance tests: the guideline premium limitation/cash value corridor test, and the cash value accumulation test. If the Policy is intended to satisfy the cash value accumulation test, it will be endorsed at issue by the Cash Value Accumulation Test Endorsement (subject to availability). Policies without this endorsement are intended to comply with the guideline premium limitation/cash value corridor test. Under certain circumstances, the amount of the Death Benefit may be adjusted. (See "Limits on Rights to Contest the Policy" and "Misstatement of Age or Sex".)

    If part or all of the Death Benefit is paid in one sum, Protective Life will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the Insured's death to the date of payment.

    Death Benefit Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test.  If the Policy is intended to satisfy the guideline premium limitation/cash value corridor test of Federal tax law (i.e., where the Cash Value Accumulation Test Endorsement is not used), the Death Benefit will be determined as follows:

  •
  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.

  •
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.

    The specified percentage under both options is 250% when the Insured has reached an "Attained Age" of 40 or less by date of death, and decreases each year thereafter to 100% when the Insured has reached an "Attained Age" of 95 at death. A table showing these percentages for Attained Ages 0 to 95 and examples of Death Benefit calculations for both Death Benefit Options are found in Appendix A for the Premiere I and Appendix B for the Premiere Provider.

    Under Death Benefit Option A, the Death Benefit remains level at the Face Amount unless the Policy Value multiplied by the specified percentage of Policy Value exceeds that Face Amount, in which event the Death Benefit will vary as the Policy Value varies. Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional premiums reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option A. Under Death Benefit Option B, the Death Benefit always varies as the Policy Value varies (although it is never less than the Face Amount). Owners who prefer to have favorable investment performance and additional premiums reflected in increased Death Benefits generally should select Option B.

    Death Benefit Under Policies with the Cash Value Accumulation Test Endorsement.  If at the time of application the Owner selects the Cash Value Accumulation Test Endorsement to the Policy, the Death Benefit will be determined as follows:

  •
  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) the minimum death benefit described below.

  •
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) the minimum death benefit described below.

    The minimum death benefit at any time shall be the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium shall be determined according to the Cash Value Accumulation Test prescribed under section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.

    For purposes of determining this net single premium, the mortality charges taken into account generally shall be the maximum mortality charges guaranteed under the Policy. Such charges will not, however, exceed (except as provided in the Internal Revenue Service regulations) the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of section 7702. In determining the net single premium, the interest rate taken into account will be the greater of an annual effective interest rate of 4 percent or the annual effective credited interest rate or rates guaranteed on issuance of the policy. In addition, the Policy shall be deemed to mature the date the Insured attains age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.

    Changing the Death Benefit Option.  On or after the first Policy Anniversary, the Owner may change the Death Benefit option on the Policy subject to the following rules. After any change, the Face Amount must be at least $50,000 (Premiere I standard smoker or standard nonsmoker class or Premiere Provider nonsmoker, tobacco or smoker class) or $100,000 (Premiere I preferred nonsmoker class or Premiere Provider preferred class). The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory evidence of insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Protective Life reserves the right to decline to change the Death Benefit Option if the change would cause the Policy to fail to qualify as a life insurance contract under the Internal Revenue Code.

    When a change from Option A to Option B is made, the Face Amount after the change is in effect will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option B to Option A is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.

    Changing the Face Amount  On or after the first Policy Anniversary, the Owner may request a change in the Face Amount. The request must be received in writing at the Home Office.

    Increasing the Face Amount.  Any increase in the Face Amount must be at least $10,000 and an application must be submitted. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. (See "Premiums Upon Increase in Face Amount".) The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specification Page (which will be sent to you) and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the No-Lapse Guarantee is in effect, the Policy's Minimum Monthly Premium amount will also generally be increased. (See "No-Lapse Guarantee," and "Premiums Upon Increase in Face Amount".)

    The Cancellation Period under the Policy's cancellation privilege applies to increases in Face Amount. Therefore, the Owner may exercise the privilege by cancelling any increase in Face Amount within the period. In such case, unless the Owner otherwise requests, an amount will be refunded (i.e. credited back to the Policy Value) as described above, except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administration fee for the increase. (See "Cancellation Privilege".)

    Decreasing the Face Amount.  If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation.

    Protective Life reserves the right to decline a request to decrease the Face Amount if compliance where applicable with the guideline premium limitation (or cash value accumulation test) under current tax law resulting from such a decrease would result in immediate termination of the Policy, or if to effect the requested decrease, payments to the Owner would have to be made from Policy Value for compliance with the guideline premium limitation, and the amount of such payments would exceed the Surrender Value under the Policy.

    The Face Amount of a Premiere I Policy after any decrease must be at least $50,000 (standard smoker or standard nonsmoker class), or $100,000 (preferred nonsmoker class). The Face Amount of a Premiere Provider Policy after any decrease must be at least $50,000 (nonsmoker, tobacco or smoker class) or $100,000 (preferred class). Protective Life reserves the right to prohibit any decrease in Face Amount (1) for 3 years following an increase in Face Amount; and (2) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.

    Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. Decreasing the Face Amount may also have tax consequences. (See "Tax Considerations".) However, if the Face Amount is decreased during the first 14 Policy Years, in the case of the Premiere I, or the first 10 Policy Years, in the case of the Premiere Provider, a Surrender Charge will apply. (See "Surrender Charge".)

    Additional Coverage from Term Rider for Covered Insured (CIR) or the Flexible Coverage Rider (FCR).  An owner may also obtain additional insurance coverage on the Insured of a Policy by purchasing a CIR or FCR at the time the Policy is issued (or later, subject to availability and additional underwriting). The

CIR is available to an Insured of a Premiere I Policy and the FCR may be purchased on the Insured of a Premiere Provider Policy. A CIR or FCR increases the Death Benefit under the Policy by the face amount of the rider. The face amount of the CIR or FCR does not vary with the investment experience of the Variable Account (see "Supplemental Riders"). In addition, a CIR or FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse). The cost of insurance charge for the CIR or FCR will be deducted from the Policy Value as part of the Monthly Deduction (see "Monthly Deduction — Cost of Insurance Charge under a CIR or FCR"). No additional surrender or premium expense charge is assessed in connection with a CIR or FCR.

    The No-Lapse Guarantee does not apply to the FCR. Therefore, insurance coverage under the FCR will terminate as of the date when the Policy would have Lapsed if the No-Lapse Guarantee had not been in effect.

    Owners may increase or decrease the face amount of a CIR or FCR separately from the Face Amount of a Policy. Likewise, the Face Amount of a Policy may be increased or decreased without affecting the face amount of a CIR or FCR. Since no surrender charge is assessed in connection with a decrease of face amount under a CIR or FCR, such a decrease may be less expensive than a decrease in Face Amount of the Policy if the Face Amount decrease would be subject to a surrender charge. On the other hand, continuing coverage on such an increment of Face Amount may have a cost of insurance charge that is higher than the same increment of face amount under the CIR or FCR. Owners should consult their sales representative before deciding whether to decrease the Face Amount or CIR or FCR face amount.

    Owners should consult their sales representative when deciding whether to purchase a CIR or FCR.

Settlement Options

    The Policy offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender, death or maturity, other than in a lump sum. These settlement options are summarized below. Any sales representative authorized to sell this Policy can further explain these options upon request. All of these settlement options are forms of fixed-benefit annuities (except Option 3) which do not vary with the investment performance of a separate account. Under each settlement option (other than Option 3), no surrender or withdrawal may be made once payments have begun.

    The following settlement options may be elected.

    Option 1 — Payment for a Fixed Period.  Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

    Option 2 — Life Income with Payments for a Guaranteed Period.  Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

    Option 3 — Interest Income.  Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 3% per year.

    Option 4 — Payments for a Fixed Amount.  Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 3% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

    Minimum Amounts.  Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life's option.

    Other Requirements.  Settlement options must be elected by written notice received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured's lifetime; beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date due proof of the death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is the effective date of the surrender.

    If Protective Life has available at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.

THE FIXED ACCOUNT

    Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account

    The Fixed Account consists of assets owned by Protective Life with respect to the Policies, other than those in the Variable Account. It is part of Protective Life's general account assets. Protective Life's general account assets are used to support its insurance and annuity obligations other than those funded by separate accounts, and are subject to the claims of Protective Life's general creditors. Subject to applicable law, Protective Life has sole discretion over the investment of the assets of the Fixed Account. The Loan Account is part of the Fixed Account. Guarantees of Net Premiums allocated to the Fixed Account, and interest credited thereto, are backed by Protective Life. The Fixed Account Value is calculated daily. (See "Fixed Account Value".)

Interest Credited on Fixed Account Value

    Protective Life guarantees that the interest credited during the first Policy Year to the initial Net Premium allocated to the Fixed Account will not be less than the rate shown in the Policy. The interest rate credited to subsequent Net Premiums allocated to or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date that the Net Premium(s) is received by Protective Life or the date that the transfer is made. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date that the Net Premium(s) is allocated or the date that the transfer is made.

    After an interest rate guarantee expires as to a Net Premium or amount transferred, (i.e., 12 months after the Net Premium or transfer is placed in the Fixed Account) Protective Life will credit interest on the Fixed Account Value attributable to such Net Premium or transferred amount at the current interest rate in effect. New current interest rates are effective for such Fixed Account Value for 12 months from the time that they are first applied. Protective Life, in its sole discretion, may declare a new current interest rate from time to time. The initial annual effective interest rate and the current interest rates that Protective Life will credit are annual effective interest rates of not less than 4.00%. For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Fixed Account are accounted for on a "first-in-first-out" (FIFO) basis.

Payments from the Fixed Account

    Payments from the Fixed Account for a withdrawal, surrender or loan request may be deferred for up to six months from the date Protective Life receives the written request. If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 4% per year (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred.

CHARGES AND DEDUCTIONS

    This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.

Premium Expense Charges—Premiere I

    Premium expense charges for the Premiere I Policy currently consist of a sales charge, a charge for federal taxes and a premium tax charge.

    Sales Charge.  Protective Life deducts a sales charge from each premium payment. This charge is 2.75% of each premium in Policy Years 1 through 10, and 0.75% of each premium in Policy Years 11 and thereafter. The Sales Charge is deducted from a premium before allocating the Net Premium to the Policy Value. An additional sales charge is deducted on surrender of a Policy during the first fourteen Policy Years. (See "Surrender Charge".) The Sales Charges partially compensate Protective Life for the expenses of selling and distributing the Policies, including paying sales commissions, printing prospectuses, preparing sales literature and paying for other promotional activities.

    Federal Tax Charge.  Protective Life also deducts a charge for federal taxes from each premium paid. This charge is 1.25% of all premiums paid in all Policy Years and compensates Protective Life for its federal income tax liability resulting from Section 848 of the Internal Revenue Code. The amount of this charge, which may be increased or decreased, is reasonable in relation to Protective Life's increased federal tax burden under Section 848 resulting from the receipt of premiums under the Policies.

    Other Taxes.  Currently a charge for federal income taxes is not deducted from the Variable Account or the Policy's Cash Value. The Company reserves the right in the future to make a charge to the Variable Account or the Policy's Cash Value for any federal, state or local income taxes that the Company incurs that it determines to be properly attributable to the Variable Account or the Policies. We will notify you promptly of any such charge.

    Premium Tax Charge.  A 2.25% charge for state and local premium taxes is also deducted from each Premium. The state and local premium tax charge reimburses Protective Life for premium taxes associated with the Policies. Protective Life expects to pay an average state and local premium tax rate of approximately 2.25% of premiums for all states.

Premium Expense Charges—Premiere Provider

    The premium expense charge compensates Protective Life for certain sales and state premium tax expenses associated with the Premiere Provider Policies and the Variable Account. The maximum premium expense charge is 6% of each premium payment. Protective Life reserves the right to charge less than the maximum charge. Currently, the premium expense charge is equal to 5% of each premium payment.

Monthly Deduction

    As of the Policy Effective Date, Protective Life will deduct the first Monthly Deduction from the Policy Value. Subsequent Monthly Deductions will be made on each Monthly Anniversary Day thereafter. The Monthly Deduction consists of (1) cost of insurance charges ("cost of insurance charge"), (2) administration charges (the "monthly administration fee", the "monthly administration fee for Initial Face Amount" and the "administration charge for increase in Face Amount"), (3) mortality and expense risk charge (the "mortality and expense risk charge") and (4) any charges for supplemental riders ("supplemental charges"), as described below. Unless the Owner selects the Sub-Account(s) from which the Monthly Deduction is deducted as provided below, the Monthly Deduction, except for the mortality and expense risk charge, will be deducted from the Sub-Accounts and the Fixed Account pro-rata on the basis of the relative Policy Value. The mortality and expense rate charge will reduce only the Sub-Account Value.

    The Owner may select the Sub-Accounts from which the Monthly Deduction, excluding the mortality and expense risk charge, is deducted. In the event that, as of the date the Monthly Deduction is to be deducted, the value in any of the selected Sub-Accounts is less than the charge to be deducted from such Sub-Account, the instructions for deduction will not be effective and the Monthly Deduction will instead be determined in the manner provided for above. Deductions for mortality and expense risk charge will occur prior to the deduction for the remaining Monthly Deduction.

    Cost of Insurance Charge.  This charge compensates Protective Life for the expense of underwriting the Death Benefit. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. For any Policy, the cost of insurance on a Monthly Anniversary Day is calculated by multiplying the current cost of insurance rate for the Insured by the net amount at risk under the Policy for that Monthly Anniversary Day. The cost of insurance charge for each increment of Face Amount is calculated separately to the extent a different cost of insurance rate applies.

    Where, as in Death Benefit Option A, the net amount at risk is equal to the Death Benefit less Policy Value, the entire Policy Value is applied first to offset the Death Benefit derived from the Initial Face Amount. Only if the Policy Value exceeds the Initial Face Amount is the excess applied to offset the portion of the Death Benefit derived from increases in Face Amount in the order of the increases. If there is the decrease in Face Amount after an increase, the decrease is applied first to decrease any prior increases in Face Amount, starting with the most recent increase and then each prior increase.

    Cost of Insurance Rates.  The cost of insurance rate for a Policy is based on and varies with the Issue Age, duration, sex and rate class of the Insured and on the number of years that a Policy has been in force. For the Premiere I Policy, Protective Life currently places Insureds in the following rate classes, based on underwriting: Standard Smoker (ages 15-75) or Standard Nonsmoker (ages 0-75), or Preferred Nonsmoker (ages 18-75), and substandard rate classes, which involve a higher mortality risk than the Standard Smoker or Standard Nonsmoker classes. For the Premiere Provider Policy, Insured's of Issue Ages 18 through 75 are currently placed in the following rate classes, based on underwriting: Preferred, Nonsmoker, Tobacco or Smoker, and substandard rate classes, which involve a higher mortality risk than Nonsmoker, Tobacco or Smoker classes.

    Protective Life guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of, or additions to, the 1980 CSO Tables.

    Protective Life's current cost of insurance rates may be less than the guaranteed rates that are set forth in the Policy. Current cost of insurance rates will be determined based on Protective Life's expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time. The cost of insurance rates for the Premiere I Policy are currently less for Policies that have a Face Amount in excess of $99,999.00. However, guaranteed rates do not change if the Face Amount exceeds $99,999.00.

    Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker class are generally lower than guaranteed rates for an Insured of the same age and sex in a smoker or tobacco class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker, smoker or tobacco class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.

    Protective Life will also determine a separate cost of insurance rate for each increment of Face Amount above the Initial Face Amount based on the Policy duration and the Issue Age, sex and rate class of the Insured at the time of the request for an increase. The following rules will apply for purposes of determining the net amount at risk for each rate.

    Protective Life places the Insured in a rate class when the Policy is issued, based on Protective Life's underwriting of the application. This original rate class applies to the Initial Face Amount. When an increase in Face Amount is requested, Protective Life conducts underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class (or the rate class of a previous increase), the rate class for the increase also will be applied to the Initial Face Amount and any previous increases in Face Amount, beginning as of the effective date of the current increase. If the rate class for the increase has a higher cost of insurance rate than the original rate class (or the rate class of a previous increase), the rate class for the increase will apply only to the increase in Face Amount.

    Protective Life does not conduct underwriting for an increase in Face Amount if the increase is requested as part of an exercise of any available guaranteed option to increase the Face Amount without underwriting. (See "Supplemental Riders and Endorsements".)

    In the case of a term conversion, the rate class that applies to the increase is the same rate class that applied to the term contract, where available. In the case of a guaranteed option, the Insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

    Cost of Insurance Charge Under a CIR or FCR.  The cost of insurance charge is determined in a similar manner for the face amount under a CIR or FCR and for any increase in the face amount under such rider.

    Legal Considerations Relating to Sex — Distinct Premium Payments and Benefits.  Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ.

    Protective Life does, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Protective Life may offer Policies with unisex mortality tables to such prospective purchasers.

    Monthly Administration Charges.  These charges compensate Protective Life for administration expenses associated with the Policies and the Variable Account. These expenses relate to premium billing and collection, recordkeeping, processing death benefit claims, Policy loans, Policy changes, financial reporting and overhead costs, processing applications and establishing Policy records.

        Premiere I.  The monthly administration fee for the Premiere I Policy is a flat charge of $31 per month during the first Policy Year (guaranteed not to exceed $33 per month), and $6 per month during each Policy Year thereafter (guaranteed not to exceed $8 per month). In addition, for the first twelve months following the effective date of an increase in Face Amount, the monthly administration fee will also include an administration charge for the increase, based on the amount of the increase. The administration charge for an increase is equal to a fee per $1,000 of increase in face amount, and is set forth in your Policy. Representative administration charges per $1,000 of increase are set forth below for Insureds at each specified Issue Age:

Issue Age		Administrative Charge per $1,000 Increase
35		0.11
40		0.14
45		0.16
50		0.20
55		0.24
60		0.29
65		0.35
70		0.43
75	+	0.45

        Premiere Provider.  The monthly administration fee for the Premiere Provider Policy is made up of three charges. The first is a monthly administrative charge of $8.00 per month. The second is a monthly administrative charge for Initial Face Amount which is charged in Policy Years 1 through 9. The maximum monthly administration charge for Initial Face Amount is equal to $.075 per $1,000 of Initial Face Amount. Protective Life reserves the right to charge less than the maximum charge. Accordingly, this monthly administration charge is currently equal to $0.06 per $1,000 of Initial Face Amount.

    The third is for the first twelve months following the effective date of an increase in Face Amount on a Premiere Provider Policy, the monthly administrative fee will also include an administrative charge for the increase, based on the amount of the increase. The administrative charge for an increase is equal to a fee per $1,000 of increase in face amount, and is set forth in your Policy. Representative administration charges per $1,000 of increase are set forth below for insureds at each specified Issue Age:

Issue Age	Administration Charge per $1,000 Increase
35	0.71
40	0.81
45	0.95
50	1.13
55	1.37
60	1.71
65	1.73
70	1.72
75	1.71

    Supplemental Rider Charges.  Protective Life deducts a monthly charge for any riders as part of the Monthly Deduction. (See "Supplemental Riders and Endorsements".)

    Mortality and Expense Risk Charge.  This charge compensates Protective Life for the mortality risk it assumes which is that the cost of insurance charges are insufficient to meet actual death benefit claims. The expense risk Protective Life assumes is that expenses incurred in issuing and administering the Policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against the Policies.

    Protective Life deducts a monthly charge from assets in the Sub-Accounts attributable to the Policies. This charge does not apply to Fixed Account assets attributable to the Policies. The maximum monthly mortality and expense risk charge to be deducted is equal to .075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount. In Policy Years 11 and thereafter, the monthly mortality and expense risk charge is currently equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount. Protective Life reserves the right to charge less than the maximum charge.

Transfer Fee

    Protective Life reserves the right to impose a $25 transfer fee on any transfer of Policy Value between or among the Sub-Accounts or the Fixed Account in excess of the 12 free transfers permitted each Policy Year. If the fee is imposed, it will be deducted from the amount requested to be transferred. If an amount is being transferred from more than one Sub-Account or the Fixed Account, the transfer fee will be deducted proportionately from the amount being transferred from each. This fee, if imposed, will reimburse Protective Life for administrative expenses incurred in effecting transfers.

Surrender Charge (Contingent Deferred Sales Charge)

    General.  A surrender charge, which is a contingent deferred sales charge, is deducted from the Policy Value if, during the period described below: (1) the Policy is surrendered; (2) the Policy lapses at the end of a grace period or (3) the Initial Face Amount is reduced. The Surrender Charge is deducted before any Surrender Value is paid. In the event of a decrease in the Initial Face Amount, the pro-rated surrender charge will be deducted from each Sub-Account and to the Fixed Account based on the proportion of Policy Value in each Sub-Account and in the Fixed Account. A surrender charge imposed in connection with a reduction in the Initial Face Amount reduces the remaining surrender charge that may be imposed in connection with a surrender of the Policy.

    The purpose of the surrender charge is to reimburse Protective Life for some of the expenses incurred in the distribution of the Policies. Protective Life also deducts a charge for this purpose from each premium paid. (See "Premium Expense Charges".)

    Protective Life reserves the right to charge less than the Maximum Surrender Charge.

    Premiere I.  A surrender charge will apply to a Premiere I Policy during the first 14 Policy Years. The surrender charge for the Initial Face Amount is equal to the Surrender Charge Percentage as identified below for the Policy Year in which the surrender or reduction in Initial Face Amount occurs, multiplied by the aggregate amount of premiums made in Policy Year 1, including premiums for any riders. The Surrender Charge Percentage in Policy Years 1 through 6 is equal to 27%, as shown below.

    After the sixth completed Policy Year, the Surrender Charge Percentage decreases by 3% each Policy Year in accordance with the following table.

Surrender During Policy Year	Surrender Charge Percentage
1 - 6	27%
7	24%
8	21%
9	18%
10	15%
11	12%
12	9%
13	6%
14	3%
15	0%

    After the 14th Policy Year, there is no surrender charge for the Initial Face Amount.

    In no event will the surrender charge exceed the Maximum Surrender Charge (expressed in dollars), which is set forth in the Policy. The Maximum Surrender Charge is equal to 27% of a SEC Guideline Annual Premium. The SEC Guideline Annual Premium is a hypothetical level amount that would be payable through the Maturity Date for the benefits provided under the Policy, assuming cost of insurance rates equal to those guaranteed in the Policy, net investment earnings under the Policy at an effective annual rate of 5%, and sales and other charges imposed under the Policy.

    If the Initial Face Amount is decreased during the first 14 Policy Years, the surrender charge imposed will equal the portion of the total surrender charge that corresponds to the percentage by which the Initial Face Amount is decreased.

    Premiere Provider.  A surrender charge will apply to a Premere Provider Policy during the first 10 Policy Years. The surrender charge varies depending on Issue Age, sex and rate classification of the Insured and is set forth in your Policy. Representative surrender charges per $1,000 of Initial Face Amount for the first Policy Year for an Insured male non-smoker at each specfied Issue Age are set forth below. The surrender charge decreases over the ten-year period. For a decrease in the Initial Face Amount, the charge shown is per $1,000 of decrease.

Issue Age	Surrender Charge (First Year) per $1,000 of Initial Face Amount
30	1.75
35	2.00
40	3.45
45	5.45
50	7.43
55	10.25
60	16.82
65	23.00
70	25.76
75	28.50

    After the 10th Policy Year, there is no surrender charge for the Initial Face Amount.

Withdrawal Charge

    Protective Life will deduct an administrative charge upon a withdrawal. This charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the Policy Value in addition to the amount requested to be withdrawn. See "Withdrawal Privilege" for rules for allocating the deduction.

Fund Expenses

    The value of the net assets of each Sub-Account reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Sub-Account invests. Some Funds also deduct 12b-1 fees from Fund assets. See the prospectus for each of the Funds.

Exchange Privilege

    The Company is offering, where allowed by law, to owners of certain existing life policies (the "Existing Life Policy" and/or "Existing Life Policies") issued by it the opportunity to exchange such a life policy for this Policy. The Company reserves the right to modify, amend, terminate or suspend the Exchange Privilege at any time or from time to time. Owners of Existing Life Policies may, exchange their Existing Life Policies for this Policy. Owners of Existing Life Policies may also make a partial or full surrender from their Existing Life Policies and use the proceeds to purchase this Policy. All charges and deductions described in this prospectus are equally applicable to Policies purchased in an exchange. All charges and deductions may not be assessed under an Existing Life Policy in connection with an exchange, surrender, or partial surrender of an Existing Life Policy.

    The Policy differs from the Existing Life Policies in many significant respects. Most importantly, the Policy Value under this Policy may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, the policy values under the Existing Life Policies always reflect interest credited by the Company. While a minimum rate of interest (typically 4 or 4.5%) is guaranteed, the Company in the past has credited interest at higher rates. Accordingly, policy values under the Existing Life Policies reflect changing current interest rates and do not vary with the investment performance of a Variable Account.

    Other significant differences between the Policy and the Existing Life Policies include: (1) additional charges applicable under the Policy not found in the Existing Life Policies; (2) different surrender charges; (3) different death benefits; and (4) differences in federal and state laws and regulations applicable to each of the types of policies.

    A table which generally summarizes the different charges under the respective policies is as follows. For more complete details owners of Existing Life Policies should refer to their policy forms for a complete description. For more information on guaranteed charges for the Premiere I and Premiere Provider Policies see "Charges and Deductions."

	Existing Life Policy	Premiere I Policy	Premiere Provider Policy

State and Local Premium Tax	None	2.25% of each premium payment.	None

Federal Tax Charge	None	1.25% of each premium payment in all Policy Years.	None

Sales Charges/Premium Expense Charge	Ranges from 0% to 12% of premium payments in all policy years. The premium expense charge can vary by age.	2.75% of each premium payment in policy years 1 through 10; 0.75% of each premium payment in Policy Year 11 and thereafter.	Currently 5% of each premium payment in all Policy Years

Administrative Fees	Ranges from $4 to $5 monthly.	Currently $31 per month the first policy year and $6 per month thereafter.	$8 per month in all Policy Years; plus currently $.06 per $1,000 of Initial Face Amount in Policy Years 1 through 9; plus, if applicable, a charge per $1,000 of increase in Face Amount deducted during the 12-month period following each increase.

	Existing Life Policy	Premiere I Policy	Premiere Provider Policy

Mortality and Expense Charges	None	A monthly charge equal to .075% multiplied by the Variable Account Value, which is equivalent to annual rate of .90% of such amount during Policy Years 1-10; in all Policy Years thereafter is equal to .021% multiplied by the Variable Account Value, which is equivalent to an annual rate of .25% of such amount.	A monthly charge equal to .075% multiplied by the Variable Account Value, which is equivalent to annual rate of .90% of such amount during Policy Years 1-10; in all Policy Years thereafter is currently equal to .021% multiplied by the Variable Account Value which is equivalent to an annual rate of .25% of such amount.

Withdrawal Charges	$25	The lesser of $25 or 2% of the withdrawal amount requested.	The lesser of $25 or 2% of the withdrawal amount requested.

Monthly Deductions	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) and (3) any charges for supplemental riders. (applies to Existing Life Policies which are universal life plans)	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) and (3) any charges for supplemental riders.	A monthly deduction consisting of: (1) cost of insurance charges; (2) administrative fees (see above); (3) mortality and expense risk charge (see above); and (4) any charges for supplemental riders.

Surrender Charges	Surrender charges vary by policy type and are incurred during a surrender charge period which ranges from 0 years up to 19 years.	A declining deferred sales charge of up to 27% of premium payments made in the first Policy Year (or 27% of a SEC Guideline Annual Premium if less) is assessed on surrender charges during the first 14 Policy Years.	A declining deferred sales charge per $1,000 of Initial Face Amount is accessed on surrenders during the first 10 Policy Years.

Guaranteed Interest Rate	Ranges from 4% to 5%.	Fixed account only 4%.	Fixed account only 4%.

Effect of the Exchange Offer

    1.  The Policy will be issued to Existing Life Policy Owners. Evidence of insurability may be required.

    2.  If an Existing Life Policy owner is within current issue age limits, the Owner may carry over existing riders if available with the Policy. Evidence of insurability may be required. An increase or addition of riders will require full evidence of insurability.

    3.  The Contestable and Suicide provisions in the Policy will begin again as of the effective date of the exchange, if evidence of insurability is required. If evidence of insurability is not required on the exchange, the Contestable and Suicide provisions will not begin again.

    Tax Matters.  Owners of Existing Life Policies should carefully consider whether it will be advantageous to replace an Existing Life Policy with a Policy. It may not be advantageous to exchange an Existing Life Policy for a Policy (or to surrender in full or in part an Existing Life Policy and use the surrender or partial surrender proceeds to purchase a Policy.)

    The Company believes that an exchange of an Existing Life Policy for a Policy generally should be treated as a nontaxable exchange within the meaning of Section 1035 of the Internal Revenue Code. A Policy purchased in exchange will generally be treated as a newly issued contract as of the effective date of the Policy. This could have various tax consequences. (See "Tax Considerations".)

    If you surrender your Existing Life Policy in whole or in part and after receipt of the proceeds you use the surrender proceeds or partial surrender proceeds to purchase a Policy it will not be treated as a non-taxable exchange. The surrender proceeds will generally be includible in income.

    Owners of Existing Life Policies should consult their tax advisers before exchanging an Existing Life Policy for this Policy, or before surrendering in whole or in part their Existing Life Policy and using the proceeds to purchase this Policy.

    Sales Commissions.  Sales representatives offering the Policies to Existing Life Policies Owners will receive a sales commission. In most cases, this sales commission will be somewhat less than that paid in connection with sales of the Policies to other purchasers. A standard sales commission will be paid. (See "Sale of Policies".)

ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES,
DEATH BENEFITS AND ACCUMULATED PREMIUM PAYMENTS

    The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. For each of the Premiere I and Premiere Provider, the tables illustrate how Policy Values, Surrender Values and Death Benefits under a Policy covering an Insured of a given age on the Issue Date, would vary over time if planned premium payments were paid annually and the return on the assets in each of the Funds were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned periodic premiums accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner and prevailing rates. These illustrations assume that Net Premiums are allocated equally among the Sub-Accounts available under the Policy, and that no amounts are allocated to the Fixed Account. For the Premiere Provider, the illustrations are calculated based upon the guideline premium test. If the cash value accumulation test endorsement is selected, the values presented in the Premiere Provider illustrations are likely to be different.

    The illustrations reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after tax return of the selected Funds. The tables assume an average annual expense ratio of 0.79% of the average daily net assets of the Funds available under the Policies. This average annual expense ratio is based on the expense ratios of each of the Funds for the last fiscal year, adjusted, as appropriate, for any material changes in expenses effective for the current fiscal year of a Fund. For information on Fund expenses, see the prospectus for each of the Funds accompanying this prospectus.

    In addition, the illustrations reflect the current monthly charge to the Variable Account for assuming mortality and expense risks, which is equal to .075% multiplied by the Variable Account Value, which is equivalent to a effective annual charge of 0.90% of such amount during Policies Years 1-10; and in Policy Years 11 and thereafter is equal to .021% multiplied by the Variable Account Value, which is equivalent to an annual rate of .25% of such amount. After deduction of Fund expenses, including any 12b-1 fees, and the current mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.69%, 4.31% and 10.31%, respectively and for Policy Year 11 and thereafter -1.04%, 4.96% and 10.96%, respectively. The net annual rate percentages will change as the average annual fund expense changes.

    The illustrations also reflect the deduction of the applicable Premium Expense Charges, the Monthly Administrative Charges and the monthly cost of insurance charge for the hypothetical Insured. The Surrender Charge is reflected in the column "Surrender Value". Protective Life's current cost of insurance charges, and the guaranteed maximum cost of insurance charges that Protective Life has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assume no Policy Debt, liens or charges for supplemental riders.

    The illustrations are based on Protective Life's sex distinct rates for nonsmokers. Upon request, Owner(s) will be furnished with a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return in addition to those illustrated in the following tables.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age: 45

Non-Smoker

Premiere I
$1,800 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,890	966	494	100,000	1,044	572	100,000	1,123	650	100,000
47	2	3,875	2,191	1,719	100,000	2,418	1,945	100,000	2,654	2,182	100,000
48	3	5,958	3,373	2,900	100,000	3,826	3,354	100,000	4,318	3,846	100,000
49	4	8,146	4,510	4,037	100,000	5,271	4,799	100,000	6,129	5,657	100,000
50	5	10,443	5,599	5,127	100,000	6,750	6,278	100,000	8,099	7,627	100,000
51	6	12,856	6,642	6,169	100,000	8,265	7,793	100,000	10,246	9,773	100,000
52	7	15,388	7,631	7,212	100,000	9,811	9,392	100,000	12,582	12,162	100,000
53	8	18,048	8,564	8,196	100,000	11,386	11,019	100,000	15,125	14,758	100,000
54	9	20,840	9,435	9,120	100,000	12,987	12,672	100,000	17,894	17,579	100,000
55	10	23,772	10,238	9,976	100,000	14,610	14,347	100,000	20,910	20,648	100,000
56	11	26,851	11,252	11,042	100,000	16,566	16,356	100,000	24,558	24,349	100,000
57	12	30,083	12,345	12,187	100,000	18,711	18,553	100,000	28,703	28,545	100,000
58	13	33,478	13,350	13,245	100,000	20,896	20,791	100,000	33,255	33,150	100,000
59	14	37,041	14,271	14,219	100,000	23,128	23,076	100,000	38,270	38,218	100,000
60	15	40,783	15,095	15,095	100,000	25,401	25,401	100,000	43,804	43,804	100,000
61	16	44,713	15,785	15,785	100,000	27,687	27,687	100,000	49,902	49,902	100,000
62	17	48,838	16,378	16,378	100,000	30,025	30,025	100,000	56,675	56,675	100,000
63	18	53,170	16,866	16,866	100,000	32,415	32,415	100,000	64,216	64,216	100,000
64	19	57,719	17,240	17,240	100,000	34,859	34,859	100,000	72,635	72,635	100,000
65	20	62,495	17,489	17,489	100,000	37,358	37,358	100,000	82,065	82,065	100,000
66	21	67,509	17,600	17,600	100,000	39,914	39,914	100,000	92,563	92,563	110,150
67	22	72,775	17,558	17,558	100,000	42,527	42,527	100,000	104,150	104,150	122,897
68	23	78,304	17,341	17,341	100,000	45,200	45,200	100,000	116,935	116,935	136,814
69	24	84,109	16,928	16,928	100,000	47,935	47,935	100,000	131,040	131,040	152,007
70	25	90,204	16,293	16,293	100,000	50,736	50,736	100,000	146,598	146,598	168,587
71	26	96,604	15,405	15,405	100,000	53,611	53,611	100,000	163,756	163,756	185,044
72	27	103,325	14,233	14,233	100,000	56,571	56,571	100,000	182,737	182,737	202,838
73	28	110,381	12,739	12,739	100,000	59,631	59,631	100,000	203,758	203,758	222,097
74	29	117,790	10,915	10,915	100,000	62,825	62,825	100,000	227,079	227,079	242,974
75	30	125,569	8,667	8,667	100,000	66,160	66,160	100,000	252,980	252,980	265,629
76	31	133,738	5,918	5,918	100,000	69,663	69,663	100,000	281,802	281,802	295,892
77	32	142,315	2,573	2,573	100,000	73,368	73,368	100,000	313,618	313,618	329,299
78	33	151,321	0	0	0	77,337	77,337	100,000	348,731	348,731	366,167
79	34	160,777	0	0	0	81,620	81,620	100,000	387,448	387,448	406,820
80	35	170,705	0	0	0	86,313	86,313	100,000	430,128	430,128	451,634
81	36	181,131	0	0	0	91,512	91,512	100,000	477,130	477,130	500,986
82	37	192,077	0	0	0	97,314	97,314	102,180	528,852	528,852	555,295
83	38	203,571	0	0	0	103,379	103,379	108,548	585,757	585,757	615,045
84	39	215,640	0	0	0	109,662	109,662	115,146	648,287	648,287	680,701
85	40	228,312	0	0	0	116,170	116,170	121,979	716,968	716,968	752,817
86	41	241,617	0	0	0	122,892	122,892	129,036	792,285	792,285	831,899
87	42	255,588	0	0	0	129,828	129,828	136,319	874,816	874,816	918,557
88	43	270,257	0	0	0	136,972	136,972	143,820	965,148	965,148	1,013,406
89	44	285,660	0	0	0	144,317	144,317	151,532	1,063,899	1,063,899	1,117,094
90	45	301,833	0	0	0	151,854	151,854	159,446	1,171,725	1,171,725	1,230,311
91	46	318,815	0	0	0	159,575	159,575	165,958	1,289,330	1,289,330	1,340,904
92	47	336,646	0	0	0	167,822	167,822	172,856	1,420,418	1,420,418	1,463,031
93	48	355,368	0	0	0	176,687	176,687	180,220	1,567,139	1,567,139	1,598,482
94	49	375,026	0	0	0	186,279	186,279	188,142	1,732,089	1,732,089	1,749,410
95	50	395,668	0	0	0	196,730	196,730	196,730	1,918,410	1,918,410	1,918,410

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administrative charge of $31.00 per month in Policy Year 1 and $6.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount during Policy Years 1-10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age: 45

Non-Smoker

Premiere I
$1,800 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,890	942	470	100,000	1,019	547	100,000	1,097	625	100,000
47	2	3,875	2,144	1,672	100,000	2,367	1,895	100,000	2,600	2,128	100,000
48	3	5,958	3,302	2,830	100,000	3,749	3,277	100,000	4,234	3,762	100,000
49	4	8,146	4,416	3,944	100,000	5,165	4,693	100,000	6,010	5,538	100,000
50	5	10,443	5,483	5,011	100,000	6,615	6,143	100,000	7,942	7,470	100,000
51	6	12,856	6,503	6,031	100,000	8,098	7,626	100,000	10,046	9,574	100,000
52	7	15,388	7,470	7,051	100,000	9,612	9,193	100,000	12,336	11,916	100,000
53	8	18,048	8,381	8,013	100,000	11,153	10,786	100,000	14,826	14,459	100,000
54	9	20,840	9,230	8,915	100,000	12,718	12,403	100,000	17,538	17,223	100,000
55	10	23,772	10,011	9,749	100,000	14,302	14,040	100,000	20,490	20,227	100,000
56	11	26,851	10,757	10,547	100,000	15,941	15,731	100,000	23,746	23,537	100,000
57	12	30,083	11,425	11,267	100,000	17,594	17,437	100,000	27,301	27,144	100,000
58	13	33,478	12,012	11,907	100,000	19,262	19,158	100,000	31,189	31,084	100,000
59	14	37,041	12,515	12,463	100,000	20,943	20,890	100,000	35,450	35,398	100,000
60	15	40,783	12,925	12,925	100,000	22,630	22,630	100,000	40,128	40,128	100,000
61	16	44,713	13,232	13,232	100,000	24,319	24,319	100,000	45,273	45,273	100,000
62	17	48,838	13,427	13,427	100,000	26,003	26,003	100,000	50,944	50,944	100,000
63	18	53,170	13,496	13,496	100,000	27,674	27,674	100,000	57,213	57,213	100,000
64	19	57,719	13,419	13,419	100,000	29,320	29,320	100,000	64,159	64,159	100,000
65	20	62,495	13,179	13,179	100,000	30,930	30,930	100,000	71,884	71,884	100,000
66	21	67,509	12,757	12,757	100,000	32,495	32,495	100,000	80,510	80,510	100,000
67	22	72,775	12,137	12,137	100,000	34,007	34,007	100,000	90,122	90,122	106,344
68	23	78,304	11,297	11,297	100,000	35,457	35,457	100,000	100,654	100,654	117,766
69	24	84,109	10,215	10,215	100,000	36,837	36,837	100,000	112,188	112,188	130,138
70	25	90,204	8,862	8,862	100,000	38,133	38,133	100,000	124,815	124,815	143,537
71	26	96,604	7,191	7,191	100,000	39,323	39,323	100,000	138,638	138,638	156,661
72	27	103,325	5,088	5,088	100,000	40,345	40,345	100,000	153,815	153,815	170,735
73	28	110,381	2,587	2,587	100,000	41,230	41,230	100,000	170,521	170,521	185,868
74	29	117,790	0	0	0	41,899	41,899	100,000	188,925	188,925	202,150
75	30	125,569	0	0	0	42,304	42,304	100,000	209,241	209,241	219,703
76	31	133,738	0	0	0	42,398	42,398	100,000	231,725	231,725	243,311
77	32	142,315	0	0	0	42,126	42,126	100,000	256,352	256,352	269,169
78	33	151,321	0	0	0	41,424	41,424	100,000	283,311	283,311	297,477
79	34	160,777	0	0	0	40,214	40,214	100,000	312,810	312,810	328,450
80	35	170,705	0	0	0	38,386	38,386	100,000	345,066	345,066	362,320
81	36	181,131	0	0	0	35,780	35,780	100,000	380,312	380,312	399,327
82	37	192,077	0	0	0	32,175	32,175	100,000	418,786	418,786	439,725
83	38	203,571	0	0	0	27,257	27,257	100,000	460,737	460,737	483,774
84	39	215,640	0	0	0	20,592	20,592	100,000	506,421	506,421	531,742
85	40	228,312	0	0	0	11,603	11,603	100,000	556,109	556,109	583,914
86	41	241,617	0	0	0	0	0	0	610,087	610,087	640,592
87	42	255,588	0	0	0	0	0	0	668,666	668,666	702,100
88	43	270,257	0	0	0	0	0	0	732,172	732,172	768,781
89	44	285,660	0	0	0	0	0	0	800,959	800,959	841,007
90	45	301,833	0	0	0	0	0	0	875,390	875,390	919,159
91	46	318,815	0	0	0	0	0	0	955,835	955,835	994,068
92	47	336,646	0	0	0	0	0	0	1,045,170	1,045,170	1,076,525
93	48	355,368	0	0	0	0	0	0	1,144,831	1,144,831	1,167,728
94	49	375,026	0	0	0	0	0	0	1,256,565	1,256,565	1,269,131
95	50	395,668	0	0	0	0	0	0	1,382,512	1,382,512	1,382,512

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administrative charge of $33.00 per month in Policy Year 1 and $8.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount in all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age: 45

Non-Smoker

Premiere I
$4,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	4,200	2,989	2,517	102,989	3,190	2,718	103,190	3,391	2,918	103,391
47	2	8,610	6,200	5,728	106,200	6,796	6,324	106,796	7,416	6,944	107,416
48	3	13,241	9,328	8,856	109,328	10,526	10,054	110,526	11,823	11,350	111,823
49	4	18,103	12,373	11,900	112,373	14,384	13,912	114,384	16,646	16,174	116,646
50	5	23,208	15,332	14,859	115,332	18,371	17,898	118,371	21,926	21,453	121,926
51	6	28,568	18,204	17,732	118,204	22,490	22,017	122,490	27,705	27,233	127,705
52	7	34,196	20,985	20,565	120,985	26,739	26,320	126,739	34,029	33,609	134,029
53	8	40,106	23,669	23,302	123,669	31,118	30,751	131,118	40,945	40,578	140,945
54	9	46,312	26,251	25,936	126,251	35,626	35,311	135,626	48,507	48,192	148,507
55	10	52,827	28,725	28,462	128,725	40,259	39,996	140,259	56,772	56,510	156,772
56	11	59,669	31,563	31,353	131,563	45,595	45,385	145,595	66,531	66,321	166,531
57	12	66,852	34,467	34,310	134,467	51,293	51,135	151,293	77,457	77,300	177,457
58	13	74,395	37,247	37,142	137,247	57,176	57,071	157,176	89,479	89,374	189,479
59	14	82,314	39,905	39,853	139,905	63,253	63,201	163,253	102,715	102,662	202,715
60	15	90,630	42,425	42,425	142,425	69,518	69,518	169,518	117,280	117,280	217,280
61	16	99,361	44,760	44,760	144,760	75,928	75,928	175,928	133,268	133,268	233,268
62	17	108,530	46,957	46,957	146,957	82,538	82,538	182,538	150,883	150,883	250,883
63	18	118,156	49,003	49,003	149,003	89,342	89,342	189,342	170,286	170,286	270,286
64	19	128,264	50,889	50,889	150,889	96,340	96,340	196,340	191,663	191,663	291,663
65	20	138,877	52,602	52,602	152,602	103,525	103,525	203,525	215,213	215,213	315,213
66	21	150,021	54,128	54,128	154,128	110,891	110,891	210,891	241,157	241,157	341,157
67	22	161,722	55,449	55,449	155,449	118,426	118,426	218,426	269,735	269,735	369,735
68	23	174,008	56,545	56,545	156,545	126,116	126,116	226,116	301,213	301,213	401,213
69	24	186,908	57,396	57,396	157,396	133,945	133,945	233,945	335,882	335,882	435,882
70	25	200,454	57,977	57,977	157,977	141,891	141,891	241,891	374,062	374,062	474,062
71	26	214,677	58,263	58,263	158,263	149,931	149,931	249,931	416,108	416,108	516,108
72	27	229,610	58,230	58,230	158,230	158,044	158,044	258,044	462,414	462,414	562,414
73	28	245,291	57,857	57,857	157,857	166,206	166,206	266,206	513,418	513,418	613,418
74	29	261,755	57,157	57,157	157,157	174,429	174,429	274,429	569,645	569,645	669,645
75	30	279,043	56,053	56,053	156,053	182,636	182,636	282,636	631,580	631,580	731,580
76	31	297,195	54,504	54,504	154,504	190,775	190,775	290,775	699,798	699,798	799,798
77	32	316,255	52,460	52,460	152,460	198,791	198,791	298,791	774,930	774,930	874,930
78	33	336,268	49,929	49,929	149,929	206,679	206,679	306,679	857,732	857,732	957,732
79	34	357,281	46,801	46,801	146,801	214,312	214,312	314,312	948,921	948,921	1,048,921
80	35	379,345	43,093	43,093	143,093	221,691	221,691	321,691	1,049,426	1,049,426	1,149,426
81	36	402,513	38,680	38,680	138,680	228,666	228,666	328,666	1,160,123	1,160,123	1,260,123
82	37	426,838	33,504	33,504	133,504	235,152	235,152	335,152	1,282,060	1,282,060	1,382,060
83	38	452,380	27,613	27,613	127,613	241,165	241,165	341,165	1,416,506	1,416,506	1,516,506
84	39	479,199	20,859	20,859	120,859	246,521	246,521	346,521	1,564,664	1,564,664	1,664,664
85	40	507,359	13,266	13,266	113,266	251,203	251,203	351,203	1,728,047	1,728,047	1,828,047
86	41	536,927	4,628	4,628	104,628	254,956	254,956	354,956	1,908,093	1,908,093	2,008,093
87	42	567,973	0	0	0	257,708	257,708	357,708	2,106,429	2,106,429	2,211,751
88	43	600,572	0	0	0	259,309	259,309	359,309	2,323,691	2,323,691	2,439,876
89	44	634,801	0	0	0	259,599	259,599	359,599	2,561,199	2,561,199	2,689,259
90	45	670,741	0	0	0	258,430	258,430	358,430	2,820,532	2,820,532	2,961,559
91	46	708,478	0	0	0	255,668	255,668	355,668	3,103,383	3,103,383	3,227,519
92	47	748,102	0	0	0	251,259	251,259	351,259	3,418,664	3,418,664	3,521,224
93	48	789,707	0	0	0	245,073	245,073	345,073	3,771,549	3,771,549	3,871,549
94	49	833,392	0	0	0	236,973	236,973	336,973	4,163,044	4,163,044	4,263,044
95	50	879,262	0	0	0	226,813	226,813	326,813	4,595,619	4,595,619	4,695,619

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administrative charge of $31.00 per month in Policy Year 1 and $6.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount during Policy Years 1-10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age: 45

Non-Smoker

Premiere I
$4,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	4,200	2,966	2,493	102,966	3,165	2,693	103,165	3,365	2,893	103,365
47	2	8,610	6,153	5,681	106,153	6,746	6,273	106,746	7,363	6,891	107,363
48	3	13,241	9,258	8,785	109,258	10,449	9,977	110,449	11,739	11,266	111,739
49	4	18,103	12,280	11,808	112,280	14,279	13,807	114,279	16,528	16,056	116,528
50	5	23,208	15,216	14,744	115,216	18,237	17,765	118,237	21,770	21,298	121,770
51	6	28,568	18,067	17,595	118,067	22,325	21,853	122,325	27,509	27,037	127,509
52	7	34,196	20,827	20,407	120,827	26,544	26,124	126,544	33,787	33,367	133,787
53	8	40,106	23,489	23,122	123,489	30,890	30,523	130,890	40,653	40,286	140,653
54	9	46,312	26,051	25,736	126,051	35,363	35,048	135,363	48,160	47,845	148,160
55	10	52,827	28,504	28,242	128,504	39,960	39,698	139,960	56,364	56,102	156,364
56	11	59,669	30,922	30,713	130,922	44,762	44,552	144,762	65,418	65,208	165,418
57	12	66,852	33,220	33,063	133,220	49,686	49,528	149,686	75,311	75,153	175,311
58	13	74,395	35,394	35,289	135,394	54,732	54,627	154,732	86,123	86,018	186,123
59	14	82,314	37,439	37,387	137,439	59,898	59,846	159,898	97,942	97,890	197,942
60	15	90,630	39,346	39,346	139,346	65,178	65,178	165,178	110,857	110,857	210,857
61	16	99,361	41,106	41,106	141,106	70,563	70,563	170,563	124,968	124,968	224,968
62	17	108,530	42,706	42,706	142,706	76,045	76,045	176,045	140,384	140,384	240,384
63	18	118,156	44,134	44,134	144,134	81,610	81,610	181,610	157,217	157,217	257,217
64	19	128,264	45,369	45,369	145,369	87,239	87,239	187,239	175,592	175,592	275,592
65	20	138,877	46,395	46,395	146,395	92,913	92,913	192,913	195,642	195,642	295,642
66	21	150,021	47,194	47,194	147,194	98,612	98,612	198,612	217,516	217,516	317,516
67	22	161,722	47,755	47,755	147,755	104,323	104,323	204,323	241,386	241,386	341,386
68	23	174,008	48,062	48,062	148,062	110,025	110,025	210,025	267,433	267,433	367,433
69	24	186,908	48,102	48,102	148,102	115,700	115,700	215,700	295,861	295,861	395,861
70	25	200,454	47,855	47,855	147,855	121,322	121,322	221,322	326,889	326,889	426,889
71	26	214,677	47,289	47,289	147,289	126,850	126,850	226,850	360,742	360,742	460,742
72	27	229,610	46,307	46,307	146,307	132,175	132,175	232,175	397,599	397,599	497,599
73	28	245,291	44,979	44,979	144,979	137,351	137,351	237,351	437,834	437,834	537,834
74	29	261,755	43,186	43,186	143,186	142,247	142,247	242,247	481,661	481,661	581,661
75	30	279,043	40,878	40,878	140,878	146,788	146,788	246,788	529,383	529,383	629,383
76	31	297,195	38,022	38,022	138,022	150,918	150,918	250,918	581,355	581,355	681,355
77	32	316,255	34,588	34,588	134,588	154,578	154,578	254,578	637,969	637,969	737,969
78	33	336,268	30,554	30,554	130,554	157,715	157,715	257,715	699,665	699,665	799,665
79	34	357,281	25,905	25,905	125,905	160,280	160,280	260,280	766,936	766,936	866,936
80	35	379,345	20,607	20,607	120,607	162,204	162,204	262,204	840,303	840,303	940,303
81	36	402,513	14,600	14,600	114,600	163,388	163,388	263,388	920,315	920,315	1,020,315
82	37	426,838	7,805	7,805	107,805	163,703	163,703	263,703	1,007,552	1,007,552	1,107,552
83	38	452,380	118	118	100,118	162,994	162,994	262,994	1,102,628	1,102,628	1,202,628
84	39	479,199	0	0	0	161,081	161,081	261,081	1,206,206	1,206,206	1,306,206
85	40	507,359	0	0	0	157,801	157,801	257,801	1,319,037	1,319,037	1,419,037
86	41	536,927	0	0	0	153,014	153,014	253,014	1,441,982	1,441,982	1,541,982
87	42	567,973	0	0	0	146,598	146,598	246,598	1,576,015	1,576,015	1,676,015
88	43	600,572	0	0	0	138,439	138,439	238,439	1,722,224	1,722,224	1,822,224
89	44	634,801	0	0	0	128,448	128,448	228,448	1,881,835	1,881,835	1,981,835
90	45	670,741	0	0	0	116,512	116,512	216,512	2,056,111	2,056,111	2,158,917
91	46	708,478	0	0	0	102,491	102,491	202,491	2,244,959	2,244,959	2,344,959
92	47	748,102	0	0	0	86,212	86,212	186,212	2,453,057	2,453,057	2,553,057
93	48	789,707	0	0	0	67,440	67,440	167,440	2,680,556	2,680,556	2,780,556
94	49	833,392	0	0	0	45,854	45,854	145,854	2,929,214	2,929,214	3,029,214
95	50	879,262	0	0	0	20,776	20,776	120,776	3,200,618	3,200,618	3,300,618

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administrative charge of $33.00 per month in Policy Year 1 and $8.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount in all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age: 45

Non-Smoker

Premiere I
$1,500 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,575	721	328	100,000	783	390	100,000	846	453	100,000
47	2	3,229	1,711	1,318	100,000	1,890	1,497	100,000	2,078	1,685	100,000
48	3	4,965	2,666	2,273	100,000	3,027	2,634	100,000	3,418	3,025	100,000
49	4	6,788	3,586	3,193	100,000	4,192	3,799	100,000	4,875	4,483	100,000
50	5	8,703	4,469	4,077	100,000	5,387	4,994	100,000	6,463	6,070	100,000
51	6	10,713	5,315	4,922	100,000	6,611	6,218	100,000	8,192	7,799	100,000
52	7	12,824	6,120	5,771	100,000	7,863	7,514	100,000	10,075	9,726	100,000
53	8	15,040	6,884	6,579	100,000	9,141	8,836	100,000	12,128	11,823	100,000
54	9	17,367	7,745	7,483	100,000	10,588	10,326	100,000	14,508	14,246	100,000
55	10	19,810	8,638	8,420	100,000	12,145	11,927	100,000	17,182	16,964	100,000
56	11	22,376	9,576	9,402	100,000	13,861	13,687	100,000	20,271	20,097	100,000
57	12	25,069	10,473	10,342	100,000	15,635	15,504	100,000	23,678	23,547	100,000
58	13	27,898	11,323	11,235	100,000	17,463	17,376	100,000	27,435	27,348	100,000
59	14	30,868	12,104	12,060	100,000	19,330	19,286	100,000	31,568	31,525	100,000
60	15	33,986	12,835	12,835	100,000	21,256	21,256	100,000	36,139	36,139	100,000
61	16	37,261	13,476	13,476	100,000	23,210	23,210	100,000	41,175	41,175	100,000
62	17	40,699	14,061	14,061	100,000	25,224	25,224	100,000	46,761	46,761	100,000
63	18	44,309	14,583	14,583	100,000	27,300	27,300	100,000	52,966	52,966	100,000
64	19	48,099	15,049	15,049	100,000	29,449	29,449	100,000	59,875	59,875	100,000
65	20	52,079	15,444	15,444	100,000	31,665	31,665	100,000	67,575	67,575	100,000
66	21	56,258	15,764	15,764	100,000	33,951	33,951	100,000	76,173	76,173	100,000
67	22	60,646	16,000	16,000	100,000	36,309	36,309	100,000	85,789	85,789	101,231
68	23	65,253	16,156	16,156	100,000	38,751	38,751	100,000	96,466	96,466	112,866
69	24	70,091	16,212	16,212	100,000	41,271	41,271	100,000	108,276	108,276	125,600
70	25	75,170	16,168	16,168	100,000	43,883	43,883	100,000	121,339	121,339	139,540
71	26	80,504	15,999	15,999	100,000	46,580	46,580	100,000	135,785	135,785	153,437
72	27	86,104	15,699	15,699	100,000	49,375	49,375	100,000	151,789	151,789	168,486
73	28	91,984	15,228	15,228	100,000	52,261	52,261	100,000	169,525	169,525	184,782
74	29	98,158	14,573	14,573	100,000	55,251	55,251	100,000	189,195	189,195	202,439
75	30	104,641	13,678	13,678	100,000	58,339	58,339	100,000	211,025	211,025	221,577
76	31	111,448	12,519	12,519	100,000	61,544	61,544	100,000	235,282	235,282	247,046
77	32	118,596	11,045	11,045	100,000	64,875	64,875	100,000	262,109	262,109	275,214
78	33	126,100	9,193	9,193	100,000	68,351	68,351	100,000	291,765	291,765	306,353
79	34	133,980	6,852	6,852	100,000	71,982	71,982	100,000	324,527	324,527	340,754
80	35	142,254	3,964	3,964	100,000	75,815	75,815	100,000	360,707	360,707	378,743
81	36	150,942	425	425	100,000	79,897	79,897	100,000	400,640	400,640	420,672
82	37	160,064	0	0	0	84,290	84,290	100,000	444,690	444,690	466,924
83	38	169,643	0	0	0	89,081	89,081	100,000	493,249	493,249	517,912
84	39	179,700	0	0	0	94,374	94,374	100,000	546,727	546,727	574,063
85	40	190,260	0	0	0	100,076	100,076	105,080	605,598	605,598	635,878
86	41	201,348	0	0	0	105,992	105,992	111,292	670,359	670,359	703,877
87	42	212,990	0	0	0	112,121	112,121	117,728	741,538	741,538	778,615
88	43	225,215	0	0	0	118,464	118,464	124,387	819,706	819,706	860,692
89	44	238,050	0	0	0	125,017	125,017	131,268	905,476	905,476	950,750
90	45	251,528	0	0	0	131,781	131,781	138,370	999,502	999,502	1,049,477
91	46	265,679	0	0	0	138,751	138,751	144,301	1,102,480	1,102,480	1,146,579
92	47	280,538	0	0	0	146,149	146,149	150,533	1,217,031	1,217,031	1,253,542
93	48	296,140	0	0	0	154,042	154,042	157,122	1,344,865	1,344,865	1,371,763
94	49	312,522	0	0	0	162,509	162,509	164,134	1,488,035	1,488,035	1,502,915
95	50	329,723	0	0	0	171,647	171,647	171,647	1,649,006	1,649,006	1,649,006

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administrative charge of $31.00 per month in Policy Year 1 and $6.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount during Policy Years 1-10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age: 45

Non-Smoker

Premiere I
$1,500 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,575	697	304	100,000	759	366	100,000	821	428	100,000
47	2	3,229	1,663	1,271	100,000	1,840	1,447	100,000	2,025	1,632	100,000
48	3	4,965	2,595	2,203	100,000	2,949	2,556	100,000	3,333	2,941	100,000
49	4	6,788	3,492	3,099	100,000	4,086	3,694	100,000	4,757	4,364	100,000
50	5	8,703	4,353	3,960	100,000	5,252	4,859	100,000	6,306	5,914	100,000
51	6	10,713	5,176	4,783	100,000	6,445	6,052	100,000	7,993	7,600	100,000
52	7	12,824	5,960	5,611	100,000	7,664	7,315	100,000	9,830	9,481	100,000
53	8	15,040	6,702	6,396	100,000	8,909	8,603	100,000	11,831	11,525	100,000
54	9	17,367	7,397	7,135	100,000	10,175	9,913	100,000	14,010	13,748	100,000
55	10	19,810	8,046	7,828	100,000	11,465	11,246	100,000	16,387	16,168	100,000
56	11	22,376	8,677	8,503	100,000	12,808	12,634	100,000	19,015	18,841	100,000
57	12	25,069	9,260	9,129	100,000	14,177	14,046	100,000	21,892	21,762	100,000
58	13	27,898	9,796	9,709	100,000	15,574	15,487	100,000	25,047	24,960	100,000
59	14	30,868	10,288	10,245	100,000	17,004	16,960	100,000	28,515	28,472	100,000
60	15	33,986	10,734	10,734	100,000	18,466	18,466	100,000	32,332	32,332	100,000
61	16	37,261	11,128	11,128	100,000	19,958	19,958	100,000	36,535	36,535	100,000
62	17	40,699	11,462	11,462	100,000	21,475	21,475	100,000	41,165	41,165	100,000
63	18	44,309	11,721	11,721	100,000	23,006	23,006	100,000	46,266	46,266	100,000
64	19	48,099	11,889	11,889	100,000	24,539	24,539	100,000	51,890	51,890	100,000
65	20	52,079	11,951	11,951	100,000	26,062	26,062	100,000	58,100	58,100	100,000
66	21	56,258	11,897	11,897	100,000	27,571	27,571	100,000	64,975	64,975	100,000
67	22	60,646	11,720	11,720	100,000	29,063	29,063	100,000	72,610	72,610	100,000
68	23	65,253	11,417	11,417	100,000	30,539	30,539	100,000	81,117	81,117	100,000
69	24	70,091	10,987	10,987	100,000	32,002	32,002	100,000	90,595	90,595	105,090
70	25	75,170	10,420	10,420	100,000	33,449	33,449	100,000	101,015	101,015	116,168
71	26	80,504	9,692	9,692	100,000	34,867	34,867	100,000	112,456	112,456	127,075
72	27	86,104	8,767	8,767	100,000	36,236	36,236	100,000	125,043	125,043	138,798
73	28	91,984	7,595	7,595	100,000	37,526	37,526	100,000	138,898	138,898	151,398
74	29	98,158	6,113	6,113	100,000	38,703	38,703	100,000	154,159	154,159	164,950
75	30	104,641	4,253	4,253	100,000	39,729	39,729	100,000	170,990	170,990	179,539
76	31	111,448	1,946	1,946	100,000	40,571	40,571	100,000	189,580	189,580	199,059
77	32	118,596	0	0	0	41,196	41,196	100,000	209,982	209,982	220,481
78	33	126,100	0	0	0	41,568	41,568	100,000	232,361	232,361	243,979
79	34	133,980	0	0	0	41,647	41,647	100,000	256,897	256,897	269,741
80	35	142,254	0	0	0	41,375	41,375	100,000	283,783	283,783	297,972
81	36	150,942	0	0	0	40,664	40,664	100,000	313,223	313,223	328,884
82	37	160,064	0	0	0	39,394	39,394	100,000	345,431	345,431	362,703
83	38	169,643	0	0	0	37,397	37,397	100,000	380,629	380,629	399,661
84	39	179,700	0	0	0	34,448	34,448	100,000	419,048	419,048	440,000
85	40	190,260	0	0	0	30,266	30,266	100,000	460,932	460,932	483,979
86	41	201,348	0	0	0	24,470	24,470	100,000	506,537	506,537	531,864
87	42	212,990	0	0	0	16,549	16,549	100,000	556,134	556,134	583,941
88	43	225,215	0	0	0	5,783	5,783	100,000	610,004	610,004	640,504
89	44	238,050	0	0	0	0	0	0	668,439	668,439	701,861
90	45	251,528	0	0	0	0	0	0	731,733	731,733	768,320
91	46	265,679	0	0	0	0	0	0	800,187	800,187	832,194
92	47	280,538	0	0	0	0	0	0	875,940	875,940	902,218
93	48	296,140	0	0	0	0	0	0	960,162	960,162	979,365
94	49	312,522	0	0	0	0	0	0	1,054,291	1,054,291	1,064,834
95	50	329,723	0	0	0	0	0	0	1,160,136	1,160,136	1,160,136

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administrative charge of $33.00 per month in Policy Year 1 and $8.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate 0.90% of such amount in all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age: 45

Non-Smoker

Premiere I
$3,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	3,150	2,100	1,707	102,100	2,246	1,853	102,246	2,392	1,999	102,392
47	2	6,458	4,444	4,051	104,444	4,875	4,482	104,875	5,325	4,932	105,325
48	3	9,930	6,726	6,333	106,726	7,594	7,201	107,594	8,533	8,141	108,533
49	4	13,577	8,946	8,553	108,946	10,404	10,011	110,404	12,045	11,652	112,045
50	5	17,406	11,104	10,711	111,104	13,309	12,916	113,309	15,888	15,496	115,888
51	6	21,426	13,197	12,804	113,197	16,308	15,915	116,308	20,094	19,701	120,094
52	7	25,647	15,224	14,875	115,224	19,403	19,054	119,403	24,697	24,348	124,697
53	8	30,080	17,183	16,877	117,183	22,595	22,289	122,595	29,732	29,427	129,732
54	9	34,734	19,224	18,962	119,224	26,042	25,780	126,042	35,406	35,144	135,406
55	10	39,620	21,279	21,060	121,279	29,685	29,467	129,685	41,708	41,490	141,708
56	11	44,751	23,472	23,297	123,472	33,725	33,551	133,725	48,998	48,823	148,998
57	12	50,139	25,603	25,472	125,603	37,925	37,794	137,925	57,042	56,911	157,042
58	13	55,796	27,664	27,577	127,664	42,284	42,197	142,284	65,916	65,828	165,916
59	14	61,736	29,633	29,589	129,633	46,784	46,740	146,784	75,682	75,639	175,682
60	15	67,972	31,527	31,527	131,527	51,451	51,451	151,451	86,460	86,460	186,460
61	16	74,521	33,303	33,303	133,303	56,247	56,247	156,247	98,310	98,310	198,310
62	17	81,397	34,995	34,995	134,995	61,213	61,213	161,213	111,386	111,386	211,386
63	18	88,617	36,600	36,600	136,600	66,352	66,352	166,352	125,817	125,817	225,817
64	19	96,198	38,123	38,123	138,123	71,678	71,678	171,678	141,756	141,756	241,756
65	20	104,158	39,547	39,547	139,547	77,182	77,182	177,182	159,348	159,348	259,348
66	21	112,516	40,867	40,867	140,867	82,866	82,866	182,866	178,769	178,769	278,769
67	22	121,291	42,073	42,073	142,073	88,727	88,727	188,727	200,205	200,205	300,205
68	23	130,506	43,170	43,170	143,170	94,779	94,779	194,779	223,882	223,882	323,882
69	24	140,181	44,135	44,135	144,135	101,005	101,005	201,005	250,018	250,018	350,018
70	25	150,340	44,971	44,971	144,971	107,417	107,417	207,417	278,885	278,885	378,885
71	26	161,007	45,648	45,648	145,648	113,991	113,991	213,991	310,747	310,747	410,747
72	27	172,208	46,164	46,164	146,164	120,730	120,730	220,730	345,927	345,927	445,927
73	28	183,968	46,474	46,474	146,474	127,596	127,596	227,596	384,740	384,740	484,740
74	29	196,317	46,571	46,571	146,571	134,585	134,585	234,585	427,570	427,570	527,570
75	30	209,282	46,395	46,395	146,395	141,638	141,638	241,638	474,794	474,794	574,794
76	31	222,896	45,933	45,933	145,933	148,744	148,744	248,744	526,872	526,872	626,872
77	32	237,191	45,143	45,143	145,143	155,856	155,856	255,856	584,287	584,287	684,287
78	33	252,201	43,976	43,976	143,976	162,923	162,923	262,923	647,569	647,569	747,569
79	34	267,961	42,341	42,341	142,341	169,844	169,844	269,844	717,257	717,257	817,257
80	35	284,509	40,223	40,223	140,223	176,591	176,591	276,591	794,030	794,030	894,030
81	36	301,884	37,571	37,571	137,571	183,097	183,097	283,097	878,601	878,601	978,601
82	37	320,129	34,334	34,334	134,334	189,292	189,292	289,292	971,765	971,765	1,071,765
83	38	339,285	30,461	30,461	130,461	195,103	195,103	295,103	1,074,399	1,074,399	1,174,399
84	39	359,399	25,830	25,830	125,830	200,377	200,377	300,377	1,187,401	1,187,401	1,287,401
85	40	380,519	20,456	20,456	120,456	205,094	205,094	305,094	1,311,912	1,311,912	1,411,912
86	41	402,695	14,288	14,288	114,288	209,169	209,169	309,169	1,449,129	1,449,129	1,549,129
87	42	425,980	7,258	7,258	107,258	212,487	212,487	312,487	1,600,357	1,600,357	1,700,357
88	43	450,429	0	0	0	214,949	214,949	314,949	1,767,061	1,767,061	1,867,061
89	44	476,100	0	0	0	216,447	216,447	316,447	1,950,867	1,950,867	2,050,867
90	45	503,055	0	0	0	216,866	216,866	316,866	2,153,237	2,153,237	2,260,899
91	46	531,358	0	0	0	216,088	216,088	316,088	2,374,927	2,374,927	2,474,927
92	47	561,076	0	0	0	214,018	214,018	314,018	2,621,286	2,621,286	2,721,286
93	48	592,280	0	0	0	210,529	210,529	310,529	2,893,367	2,893,367	2,993,367
94	49	625,044	0	0	0	205,489	205,489	305,489	3,193,765	3,193,765	3,293,765
95	50	659,446	0	0	0	198,757	198,757	298,757	3,525,510	3,525,510	3,625,510

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administrative charge of $31.00 per month in Policy Year 1 and $6.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount during Policy Years 1-10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age: 45

Non-Smoker

Premiere I
$3,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	3,150	2,076	1,684	102,076	2,221	1,829	102,221	2,367	1,974	102,367
47	2	6,458	4,396	4,003	104,396	4,825	4,432	104,825	5,271	4,879	105,271
48	3	9,930	6,655	6,263	106,655	7,517	7,124	107,517	8,449	8,057	108,449
49	4	13,577	8,853	8,460	108,853	10,299	9,907	110,299	11,927	11,534	111,927
50	5	17,406	10,989	10,596	110,989	13,175	12,782	113,175	15,733	15,340	115,733
51	6	21,426	13,060	12,667	113,060	16,144	15,751	116,144	19,898	19,505	119,898
52	7	25,647	15,066	14,717	115,066	19,208	18,858	119,208	24,455	24,106	124,455
53	8	30,080	17,003	16,698	117,003	22,366	22,061	122,366	29,441	29,135	129,441
54	9	34,734	18,868	18,606	118,868	25,618	25,356	125,618	34,892	34,631	134,892
55	10	39,620	20,659	20,441	120,659	28,966	28,747	128,966	40,857	40,639	140,857
56	11	44,751	22,435	22,261	122,435	32,473	32,298	132,473	47,449	47,275	147,449
57	12	50,139	24,136	24,005	124,136	36,082	35,951	136,082	54,666	54,535	154,666
58	13	55,796	25,762	25,675	125,762	39,799	39,712	139,799	62,572	62,485	162,572
59	14	61,736	27,318	27,275	127,318	43,629	43,585	143,629	71,239	71,195	171,239
60	15	67,972	28,801	28,801	128,801	47,575	47,575	147,575	80,742	80,742	180,742
61	16	74,521	30,205	30,205	130,205	51,633	51,633	151,633	91,157	91,157	191,157
62	17	81,397	31,521	31,521	131,521	55,797	55,797	155,797	102,567	102,567	202,567
63	18	88,617	32,733	32,733	132,733	60,056	60,056	160,056	115,057	115,057	215,057
64	19	96,198	33,823	33,823	133,823	64,391	64,391	164,391	128,713	128,713	228,713
65	20	104,158	34,775	34,775	134,775	68,786	68,786	168,786	143,636	143,636	243,636
66	21	112,516	35,579	35,579	135,579	73,234	73,234	173,234	159,944	159,944	259,944
67	22	121,291	36,229	36,229	136,229	77,726	77,726	177,726	177,767	177,767	277,767
68	23	130,506	36,726	36,726	136,726	82,262	82,262	182,262	197,259	197,259	297,259
69	24	140,181	37,070	37,070	137,070	86,844	86,844	186,844	218,589	218,589	318,589
70	25	150,340	37,255	37,255	137,255	91,463	91,463	191,463	241,933	241,933	341,933
71	26	161,007	37,259	37,259	137,259	96,095	96,095	196,095	267,473	267,473	367,473
72	27	172,208	37,051	37,051	137,051	100,706	100,706	200,706	295,396	295,396	395,396
73	28	183,968	36,584	36,584	136,584	105,243	105,243	205,243	325,890	325,890	425,890
74	29	196,317	35,804	35,804	135,804	109,641	109,641	209,641	359,158	359,158	459,158
75	30	209,282	34,659	34,659	134,659	113,838	113,838	213,838	395,421	395,421	495,421
76	31	222,896	33,106	33,106	133,106	117,772	117,772	217,772	434,933	434,933	534,933
77	32	237,191	31,109	31,109	131,109	121,389	121,389	221,389	477,981	477,981	577,981
78	33	252,201	28,641	28,641	128,641	124,640	124,640	224,640	524,888	524,888	624,888
79	34	267,961	25,674	25,674	125,674	127,472	127,472	227,472	576,011	576,011	676,011
80	35	284,509	22,167	22,167	122,167	129,814	129,814	229,814	631,727	631,727	731,727
81	36	301,884	18,052	18,052	118,052	131,569	131,569	231,569	692,424	692,424	792,424
82	37	320,129	13,243	13,243	113,243	132,610	132,610	232,610	758,508	758,508	858,508
83	38	339,285	7,630	7,630	107,630	132,783	132,783	232,783	830,400	830,400	930,400
84	39	359,399	1,092	1,092	101,092	131,911	131,911	231,911	908,549	908,549	1,008,549
85	40	380,519	0	0	0	129,832	129,832	229,832	993,475	993,475	1,093,475
86	41	402,695	0	0	0	126,381	126,381	226,381	1,085,751	1,085,751	1,185,751
87	42	425,980	0	0	0	121,408	121,408	221,408	1,186,035	1,186,035	1,286,035
88	43	450,429	0	0	0	114,748	114,748	214,748	1,295,040	1,295,040	1,395,040
89	44	476,100	0	0	0	106,245	106,245	206,245	1,413,571	1,413,571	1,513,571
90	45	503,055	0	0	0	95,711	95,711	195,711	1,542,489	1,542,489	1,642,489
91	46	531,358	0	0	0	82,951	82,951	182,951	1,682,743	1,682,743	1,782,743
92	47	561,076	0	0	0	67,728	67,728	167,728	1,835,342	1,835,342	1,935,342
93	48	592,280	0	0	0	49,735	49,735	149,735	2,001,342	2,001,342	2,101,342
94	49	625,044	0	0	0	28,553	28,553	128,553	2,181,799	2,181,799	2,281,799
95	50	659,446	0	0	0	3,488	3,488	103,488	2,377,616	2,377,616	2,477,616

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administrative charge of $33.00 per month in Policy Year 1 and $8.00 thereafter, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount in all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age 45

Non-smoker

Premiere Provider
$1,800 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,890	1,386	841	100,000	1,478	933	100,000	1,571	1,026	100,000
47	2	3,875	2,692	2,152	100,000	2,961	2,421	100,000	3,242	2,702	100,000
48	3	5,958	3,916	3,386	100,000	4,446	3,916	100,000	5,021	4,491	100,000
49	4	8,146	5,076	4,551	100,000	5,950	5,425	100,000	6,938	6,413	100,000
50	5	10,443	6,181	5,666	100,000	7,485	6,970	100,000	9,018	8,503	100,000
51	6	12,856	7,271	6,761	100,000	9,090	8,580	100,000	11,318	10,808	100,000
52	7	15,388	8,310	7,810	100,000	10,731	10,231	100,000	13,824	13,324	100,000
53	8	18,048	9,297	8,905	100,000	12,412	12,020	100,000	16,559	16,167	100,000
54	9	20,840	10,232	9,992	100,000	14,132	13,892	100,000	19,548	19,308	100,000
55	10	23,772	11,167	11,024	100,000	15,950	15,807	100,000	22,878	22,735	100,000
56	11	26,851	12,230	12,230	100,000	18,029	18,029	100,000	26,796	26,796	100,000
57	12	30,083	13,219	13,219	100,000	20,157	20,157	100,000	31,104	31,104	100,000
58	13	33,478	14,112	14,112	100,000	22,316	22,316	100,000	35,834	35,834	100,000
59	14	37,041	14,910	14,910	100,000	24,513	24,513	100,000	41,048	41,048	100,000
60	15	40,783	15,600	15,600	100,000	26,741	26,741	100,000	46,802	46,802	100,000
61	16	44,713	16,187	16,187	100,000	29,010	29,010	100,000	53,444	53,444	100,000
62	17	48,838	16,672	16,672	100,000	31,328	31,328	100,000	60,869	60,869	100,000
63	18	53,170	17,043	17,043	100,000	33,694	33,694	100,000	69,193	69,193	100,000
64	19	57,719	17,292	17,292	100,000	36,108	36,108	100,000	78,551	78,551	100,000
65	20	62,495	17,405	17,405	100,000	38,573	38,573	100,000	89,060	89,060	106,872
66	21	67,509	17,369	17,369	100,000	41,089	41,089	100,000	100,737	100,737	119,877
67	22	72,775	17,165	17,165	100,000	43,657	43,657	100,000	113,687	113,687	134,150
68	23	78,304	16,770	16,770	100,000	46,278	46,278	100,000	128,043	128,043	149,811
69	24	84,109	16,160	16,160	100,000	48,955	48,955	100,000	143,957	143,957	166,990
70	25	90,204	15,304	15,304	100,000	51,951	51,951	100,000	161,594	161,594	185,833
71	26	96,604	14,169	14,169	100,000	55,049	55,049	100,000	181,138	181,138	204,686
72	27	103,325	12,716	12,716	100,000	58,268	58,268	100,000	202,865	202,865	225,181
73	28	110,381	10,901	10,901	100,000	61,629	61,629	100,000	227,049	227,049	247,483
74	29	117,790	8,714	8,714	100,000	65,175	65,175	100,000	254,015	254,015	271,796
75	30	125,569	6,046	6,046	100,000	68,924	68,924	100,000	284,121	284,121	298,327
76	31	133,738	2,808	2,808	100,000	72,917	72,917	100,000	317,800	317,800	333,690
77	32	142,315	0	0	0	77,208	77,208	100,000	355,167	355,167	372,926
78	33	151,321	0	0	0	81,881	81,881	100,000	396,615	396,615	416,445
79	34	160,777	0	0	0	87,018	87,018	100,000	442,550	442,550	464,677
80	35	170,705	0	0	0	92,755	92,755	100,000	493,445	493,445	518,117
81	36	181,131	0	0	0	99,137	99,137	104,094	552,516	552,516	580,142
82	37	192,077	0	0	0	105,809	105,809	111,099	618,192	618,192	649,101
83	38	203,571	0	0	0	112,772	112,772	118,411	691,193	691,193	725,752
84	39	215,640	0	0	0	120,027	120,027	126,028	772,243	772,243	810,856
85	40	228,312	0	0	0	127,581	127,581	133,960	862,195	862,195	905,305
86	41	241,617	0	0	0	135,428	135,428	142,200	961,875	961,875	1,009,969
87	42	255,588	0	0	0	143,571	143,571	150,750	1,072,257	1,072,257	1,125,870
88	43	270,257	0	0	0	152,008	152,008	159,609	1,194,359	1,194,359	1,254,077
89	44	285,660	0	0	0	160,734	160,734	168,771	1,329,272	1,329,272	1,395,736
90	45	301,833	0	0	0	169,743	169,743	178,231	1,478,177	1,478,177	1,552,086
91	46	318,815	0	0	0	179,032	179,032	186,193	1,642,355	1,642,355	1,708,049
92	47	336,646	0	0	0	189,012	189,012	194,682	1,827,230	1,827,230	1,882,047
93	48	355,368	0	0	0	199,803	199,803	203,799	2,036,279	2,036,279	2,077,005
94	49	375,026	0	0	0	211,551	211,551	213,666	2,273,724	2,273,724	2,296,462
95	50	395,668	0	0	0	224,424	224,424	224,424	2,544,712	2,544,712	2,544,712
96	51	417,341	0	0	0	238,404	238,404	238,404	2,852,892	2,852,892	2,852,892
97	52	440,098	0	0	0	253,149	253,149	253,149	3,198,176	3,198,176	3,198,176
98	53	463,993	0	0	0	268,700	268,700	268,700	3,585,030	3,585,030	3,585,030
99	54	489,083	0	0	0	285,102	285,102	285,102	4,018,458	4,018,458	4,018,458
100	55	515,427	0	0	0	302,402	302,402	302,402	4,504,068	4,504,068	4,504,068

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $0.06 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during Policy Years 1 – 10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age 45

Non-smoker

Premiere Provider
$1,800 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,890	1,155	610	100,000	1,240	695	100,000	1,324	779	100,000
47	2	3,875	2,270	1,730	100,000	2,510	1,970	100,000	2,762	2,222	100,000
48	3	5,958	3,342	2,812	100,000	3,812	3,282	100,000	4,322	3,792	100,000
49	4	8,146	4,370	3,845	100,000	5,144	4,619	100,000	6,019	5,494	100,000
50	5	10,443	5,354	4,839	100,000	6,505	5,990	100,000	7,862	7,347	100,000
51	6	12,856	6,290	5,780	100,000	7,896	7,386	100,000	9,867	9,357	100,000
52	7	15,388	7,175	6,675	100,000	9,313	8,813	100,000	12,047	11,547	100,000
53	8	18,048	8,003	7,611	100,000	10,750	10,358	100,000	14,416	14,024	100,000
54	9	20,840	8,771	8,531	100,000	12,208	11,968	100,000	16,992	16,752	100,000
55	10	23,772	9,562	9,419	100,000	13,772	13,629	100,000	19,889	19,746	100,000
56	11	26,851	10,281	10,281	100,000	15,350	15,350	100,000	23,044	23,044	100,000
57	12	30,083	10,921	10,921	100,000	16,940	16,940	100,000	26,485	26,485	100,000
58	13	33,478	11,481	11,481	100,000	18,541	18,541	100,000	30,246	30,246	100,000
59	14	37,041	11,957	11,957	100,000	20,149	20,149	100,000	34,365	34,365	100,000
60	15	40,783	12,338	12,338	100,000	21,759	21,759	100,000	38,883	38,883	100,000
61	16	44,713	12,617	12,617	100,000	23,366	23,366	100,000	43,848	43,848	100,000
62	17	48,838	12,782	12,782	100,000	24,963	24,963	100,000	49,317	49,317	100,000
63	18	53,170	12,820	12,820	100,000	26,538	26,538	100,000	55,356	55,356	100,000
64	19	57,719	12,711	12,711	100,000	28,082	28,082	100,000	62,042	62,042	100,000
65	20	62,495	12,438	12,438	100,000	29,581	29,581	100,000	69,470	69,470	100,000
66	21	67,509	11,981	11,981	100,000	31,025	31,025	100,000	77,756	77,756	100,000
67	22	72,775	11,324	11,324	100,000	32,404	32,404	100,000	87,031	87,031	102,697
68	23	78,304	10,444	10,444	100,000	33,708	33,708	100,000	97,237	97,237	113,768
69	24	84,109	9,320	9,320	100,000	34,926	34,926	100,000	108,415	108,415	125,762
70	25	90,204	7,922	7,922	100,000	36,042	36,042	100,000	120,656	120,656	138,755
71	26	96,604	6,202	6,202	100,000	37,033	37,033	100,000	134,059	134,059	151,487
72	27	103,325	4,045	4,045	100,000	37,827	37,827	100,000	148,778	148,778	165,144
73	28	110,381	1,485	1,485	100,000	38,456	38,456	100,000	164,984	164,984	179,833
74	29	117,790	0	0	0	38,832	38,832	100,000	182,843	182,843	195,642
75	30	125,569	0	0	0	38,897	38,897	100,000	202,562	202,562	212,690
76	31	133,738	0	0	0	38,594	38,594	100,000	224,395	224,395	235,614
77	32	142,315	0	0	0	37,858	37,858	100,000	248,318	248,318	260,733
78	33	151,321	0	0	0	36,606	36,606	100,000	274,518	274,518	288,244
79	34	160,777	0	0	0	34,743	34,743	100,000	303,200	303,200	318,360
80	35	170,705	0	0	0	32,133	32,133	100,000	334,581	334,581	351,310
81	36	181,131	0	0	0	28,581	28,581	100,000	368,889	368,889	387,333
82	37	192,077	0	0	0	23,818	23,818	100,000	406,364	406,364	426,682
83	38	203,571	0	0	0	17,463	17,463	100,000	447,255	447,255	469,618
84	39	215,640	0	0	0	8,990	8,990	100,000	491,821	491,821	516,413
85	40	228,312	0	0	0	0	0	0	540,336	540,336	567,353
86	41	241,617	0	0	0	0	0	0	593,093	593,093	622,747
87	42	255,588	0	0	0	0	0	0	650,406	650,406	682,926
88	43	270,257	0	0	0	0	0	0	712,609	712,609	748,240
89	44	285,660	0	0	0	0	0	0	780,065	780,065	819,069
90	45	301,833	0	0	0	0	0	0	853,149	853,149	895,807
91	46	318,815	0	0	0	0	0	0	932,245	932,245	969,534
92	47	336,646	0	0	0	0	0	0	1,020,186	1,020,186	1,050,792
93	48	355,368	0	0	0	0	0	0	1,118,416	1,118,416	1,140,785
94	49	375,026	0	0	0	0	0	0	1,228,694	1,228,694	1,240,981
95	50	395,668	0	0	0	0	0	0	1,353,192	1,353,192	1,353,192
96	51	417,341	0	0	0	0	0	0	1,493,160	1,493,160	1,493,160
97	52	440,098	0	0	0	0	0	0	1,647,423	1,647,423	1,647,423
98	53	463,993	0	0	0	0	0	0	1,817,442	1,817,442	1,817,442
99	54	489,083	0	0	0	0	0	0	2,004,825	2,004,825	2,004,825
100	55	515,427	0	0	0	0	0	0	2,211,346	2,211,346	2,211,346

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $.075 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age 45

Non-smoker

Premiere Provider
$5,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	5,250	4,373	3,828	104,373	4,646	4,101	104,646	4,919	4,374	104,919
47	2	10,763	8,612	8,072	108,612	9,428	8,888	109,428	10,276	9,736	110,276
48	3	16,551	12,715	12,185	112,715	14,346	13,816	114,346	16,111	15,581	116,111
49	4	22,628	16,699	16,174	116,699	19,423	18,898	119,423	22,488	21,963	122,488
50	5	29,010	20,576	20,061	120,576	24,675	24,160	124,675	29,474	28,959	129,474
51	6	35,710	24,387	23,877	124,387	30,150	29,640	130,150	37,173	36,663	137,173
52	7	42,746	28,093	27,593	128,093	35,817	35,317	135,817	45,614	45,114	145,614
53	8	50,133	31,696	31,304	131,696	41,683	41,291	141,683	54,874	54,482	154,874
54	9	57,889	35,193	34,953	135,193	47,752	47,512	147,752	65,031	64,791	165,031
55	10	66,034	38,635	38,492	138,635	54,355	54,212	154,355	76,611	76,468	176,611
56	11	74,586	42,360	42,360	142,360	61,743	61,743	161,743	90,092	90,092	190,092
57	12	83,565	45,968	45,968	145,968	69,453	69,453	169,453	105,036	105,036	205,036
58	13	92,993	49,431	49,431	149,431	77,474	77,474	177,474	121,583	121,583	221,583
59	14	102,893	53,015	53,015	153,015	85,823	85,823	185,823	139,915	139,915	239,915
60	15	113,287	56,453	56,453	156,453	94,497	94,497	194,497	160,218	160,218	260,218
61	16	124,202	59,749	59,749	159,749	103,519	103,519	203,519	182,722	182,722	282,722
62	17	135,662	62,904	62,904	162,904	112,907	112,907	212,907	207,679	207,679	307,679
63	18	147,695	65,903	65,903	165,903	122,666	122,666	222,666	235,355	235,355	335,355
64	19	160,330	68,734	68,734	168,734	132,802	132,802	232,802	266,047	266,047	366,047
65	20	173,596	71,383	71,383	171,383	143,320	143,320	243,320	300,088	300,088	400,088
66	21	187,526	73,835	73,835	173,835	154,225	154,225	254,225	337,843	337,843	437,843
67	22	202,152	76,069	76,069	176,069	165,515	165,515	265,515	379,717	379,717	479,717
68	23	217,510	78,061	78,061	178,061	177,186	177,186	277,186	426,156	426,156	526,156
69	24	233,635	79,789	79,789	179,789	189,234	189,234	289,234	477,659	477,659	577,659
70	25	250,567	81,225	81,225	181,225	201,648	201,648	301,648	537,435	537,435	637,435
71	26	268,346	82,340	82,340	182,340	214,419	214,419	314,419	604,074	604,074	704,074
72	27	287,013	83,109	83,109	183,109	227,537	227,537	327,537	678,372	678,372	778,372
73	28	306,614	83,503	83,503	183,503	240,990	240,990	340,990	761,219	761,219	861,219
74	29	327,194	83,537	83,537	183,537	254,809	254,809	354,809	853,657	853,657	953,657
75	30	348,804	83,127	83,127	183,127	268,927	268,927	368,927	956,750	956,750	1,056,750
76	31	371,494	82,226	82,226	182,226	283,307	283,307	383,307	1,071,726	1,071,726	1,171,726
77	32	395,319	80,780	80,780	180,780	297,906	297,906	397,906	1,199,957	1,199,957	1,299,957
78	33	420,335	78,794	78,794	178,794	312,738	312,738	412,738	1,343,041	1,343,041	1,443,041
79	34	446,602	76,147	76,147	176,147	327,688	327,688	427,688	1,502,632	1,502,632	1,602,632
80	35	474,182	72,856	72,856	172,856	342,775	342,775	442,775	1,680,732	1,680,732	1,780,732
81	36	503,141	68,784	68,784	168,784	357,863	357,863	457,863	1,879,420	1,879,420	1,979,420
82	37	533,548	63,867	63,867	163,867	372,880	372,880	472,880	2,101,042	2,101,042	2,206,094
83	38	565,475	58,152	58,152	158,152	387,869	387,869	487,869	2,347,442	2,347,442	2,464,814
84	39	598,999	51,479	51,479	151,479	402,655	402,655	502,655	2,620,832	2,620,832	2,751,873
85	40	634,199	43,653	43,653	143,653	417,248	417,248	517,248	2,924,035	2,924,035	3,070,237
86	41	671,159	34,715	34,715	134,715	431,400	431,400	531,400	3,259,758	3,259,758	3,422,746
87	42	709,967	24,653	24,653	124,653	445,065	445,065	545,065	3,631,208	3,631,208	3,812,768
88	43	750,715	13,378	13,378	113,378	458,109	458,109	558,109	4,041,713	4,041,713	4,243,799
89	44	793,501	800	800	100,800	470,393	470,393	570,393	4,494,826	4,494,826	4,719,567
90	45	838,426	0	0	0	481,790	481,790	581,790	4,994,380	4,994,380	5,244,099
91	46	885,597	0	0	0	492,191	492,191	592,191	5,544,523	5,544,523	5,766,304
92	47	935,127	0	0	0	501,572	501,572	601,572	6,163,361	6,163,361	6,348,262
93	48	987,133	0	0	0	512,364	512,364	612,364	6,862,357	6,862,357	6,999,604
94	49	1,041,740	0	0	0	522,109	522,109	622,109	7,655,406	7,655,406	7,755,406
95	50	1,099,077	0	0	0	530,697	530,697	630,697	8,553,789	8,553,789	8,653,789
96	51	1,159,281	0	0	0	538,011	538,011	638,011	9,558,488	9,558,488	9,658,488
97	52	1,222,495	0	0	0	543,923	543,923	643,923	10,682,249	10,682,249	10,782,249
98	53	1,288,870	0	0	0	548,304	548,304	648,304	11,939,361	11,939,361	12,039,361
99	54	1,358,563	0	0	0	551,012	551,012	651,012	13,345,827	13,345,827	13,445,827
100	55	1,431,741	0	0	0	551,901	551,901	651,901	14,919,578	14,919,578	15,019,578

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $0.06 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during Policy Years 1 – 10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Male Issue Age 45

Non-smoker

Premiere Provider
$5,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	5,250	4,108	3,563	104,108	4,371	3,826	104,371	4,634	4,089	104,634
47	2	10,763	8,121	7,581	108,121	8,901	8,361	108,901	9,714	9,174	109,714
48	3	16,551	12,038	11,508	112,038	13,596	13,066	113,596	15,282	14,752	115,282
49	4	22,628	15,859	15,334	115,859	18,459	17,934	118,459	21,386	20,861	121,386
50	5	29,010	19,581	19,066	119,581	23,494	22,979	123,494	28,077	27,562	128,077
51	6	35,710	23,204	22,694	123,204	28,706	28,196	128,706	35,412	34,902	135,412
52	7	42,746	26,722	26,222	126,722	34,094	33,594	134,094	43,449	42,949	143,449
53	8	50,133	30,129	29,737	130,129	39,661	39,269	139,661	52,253	51,861	152,253
54	9	57,889	33,424	33,184	133,424	45,407	45,167	145,407	61,897	61,657	161,897
55	10	66,034	36,688	36,545	136,688	51,423	51,280	151,423	72,552	72,409	172,552
56	11	74,586	39,825	39,825	139,825	57,621	57,621	157,621	84,217	84,217	184,217
57	12	83,565	42,828	42,828	142,828	64,000	64,000	164,000	96,988	96,988	196,988
58	13	92,993	45,696	45,696	145,696	70,565	70,565	170,565	110,974	110,974	210,974
59	14	102,893	48,424	48,424	148,424	77,314	77,314	177,314	126,290	126,290	226,290
60	15	113,287	51,002	51,002	151,002	84,244	84,244	184,244	143,059	143,059	243,059
61	16	124,202	53,421	53,421	153,421	91,350	91,350	191,350	161,419	161,419	261,419
62	17	135,662	55,671	55,671	155,671	98,626	98,626	198,626	181,515	181,515	281,515
63	18	147,695	57,735	57,735	157,735	106,061	106,061	206,061	203,508	203,508	303,508
64	19	160,330	59,598	59,598	159,598	113,640	113,640	213,640	227,569	227,569	327,569
65	20	173,596	61,239	61,239	161,239	121,347	121,347	221,347	253,886	253,886	353,886
66	21	187,526	62,645	62,645	162,645	129,167	129,167	229,167	282,668	282,668	382,668
67	22	202,152	63,801	63,801	163,801	137,089	137,089	237,089	314,150	314,150	414,150
68	23	217,510	64,694	64,694	164,694	145,096	145,096	245,096	348,587	348,587	448,587
69	24	233,635	65,309	65,309	165,309	153,174	153,174	253,174	386,262	386,262	486,262
70	25	250,567	65,629	65,629	165,629	161,301	161,301	261,301	427,481	427,481	527,481
71	26	268,346	65,620	65,620	165,620	169,443	169,443	269,443	472,567	472,567	572,567
72	27	287,013	65,186	65,186	165,186	177,492	177,492	277,492	521,804	521,804	621,804
73	28	306,614	64,396	64,396	164,396	185,510	185,510	285,510	575,683	575,683	675,683
74	29	327,194	63,133	63,133	163,133	193,368	193,368	293,368	634,548	634,548	734,548
75	30	348,804	61,344	61,344	161,344	200,997	200,997	300,997	698,843	698,843	798,843
76	31	371,494	59,000	59,000	159,000	208,346	208,346	308,346	769,081	769,081	869,081
77	32	395,319	56,070	56,070	156,070	215,364	215,364	315,364	845,828	845,828	945,828
78	33	420,335	52,531	52,531	152,531	222,002	222,002	322,002	929,712	929,712	1,029,712
79	34	446,602	48,368	48,368	148,368	228,217	228,217	328,217	1,021,436	1,021,436	1,121,436
80	35	474,182	43,548	43,548	143,548	233,948	233,948	333,948	1,121,755	1,121,755	1,221,755
81	36	503,141	38,011	38,011	138,011	239,100	239,100	339,100	1,231,471	1,231,471	1,331,471
82	37	533,548	31,679	31,679	131,679	243,553	243,553	343,553	1,351,446	1,351,446	1,451,446
83	38	565,475	24,447	24,447	124,447	247,158	247,158	347,158	1,482,604	1,482,604	1,582,604
84	39	598,999	16,200	16,200	116,200	249,744	249,744	349,744	1,625,949	1,625,949	1,725,949
85	40	634,199	6,846	6,846	106,846	251,154	251,154	351,154	1,782,608	1,782,608	1,882,608
86	41	671,159	0	0	0	251,257	251,257	351,257	1,953,857	1,953,857	2,053,857
87	42	709,967	0	0	0	249,941	249,941	349,941	2,140,727	2,140,727	2,247,764
88	43	750,715	0	0	0	247,098	247,098	347,098	2,343,370	2,343,370	2,460,538
89	44	793,501	0	0	0	242,651	242,651	342,651	2,562,856	2,562,856	2,690,999
90	45	838,426	0	0	0	236,495	236,495	336,495	2,800,349	2,800,349	2,940,367
91	46	885,597	0	0	0	228,501	228,501	328,501	3,057,026	3,057,026	3,179,307
92	47	935,127	0	0	0	218,506	218,506	318,506	3,342,080	3,342,080	3,442,342
93	48	987,133	0	0	0	206,286	206,286	306,286	3,660,095	3,660,095	3,760,095
94	49	1,041,740	0	0	0	191,532	191,532	291,532	4,009,754	4,009,754	4,109,754
95	50	1,099,077	0	0	0	173,577	173,577	273,577	4,392,475	4,392,475	4,492,475
96	51	1,159,281	0	0	0	151,165	151,165	251,165	4,810,479	4,810,479	4,910,479
97	52	1,222,495	0	0	0	121,879	121,879	221,879	5,265,074	5,265,074	5,365,074
98	53	1,288,870	0	0	0	80,840	80,840	180,840	5,755,272	5,755,272	5,855,272
99	54	1,358,563	0	0	0	18,056	18,056	118,056	6,274,925	6,274,925	6,374,925
100	55	1,431,741	0	0	0	0	0	0	6,815,691	6,815,691	6,915,691

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $.075 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age 45

Non-smoker

Premiere Provider
$1,500 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,575	1,113	628	100,000	1,188	703	100,000	1,264	779	100,000
47	2	3,229	2,163	1,683	100,000	2,382	1,902	100,000	2,610	2,130	100,000
48	3	4,965	3,157	2,682	100,000	3,588	3,113	100,000	4,055	3,580	100,000
49	4	6,788	4,095	3,625	100,000	4,804	4,334	100,000	5,606	5,136	100,000
50	5	8,703	4,976	4,516	100,000	6,032	5,572	100,000	7,275	6,815	100,000
51	6	10,713	5,840	5,385	100,000	7,311	6,856	100,000	9,115	8,660	100,000
52	7	12,824	6,654	6,204	100,000	8,610	8,160	100,000	11,110	10,660	100,000
53	8	15,040	7,418	7,062	100,000	9,930	9,574	100,000	13,278	12,922	100,000
54	9	17,367	8,130	7,910	100,000	11,269	11,049	100,000	15,634	15,414	100,000
55	10	19,810	8,861	8,732	100,000	12,702	12,573	100,000	18,276	18,147	100,000
56	11	22,376	9,736	9,736	100,000	14,386	14,386	100,000	21,426	21,426	100,000
57	12	25,069	10,568	10,568	100,000	16,123	16,123	100,000	24,900	24,900	100,000
58	13	27,898	11,350	11,350	100,000	17,910	17,910	100,000	28,731	28,731	100,000
59	14	30,868	12,060	12,060	100,000	19,730	19,730	100,000	32,945	32,945	100,000
60	15	33,986	12,715	12,715	100,000	21,604	21,604	100,000	37,605	37,605	100,000
61	16	37,261	13,238	13,238	100,000	23,464	23,464	100,000	42,713	42,713	100,000
62	17	40,699	13,696	13,696	100,000	25,373	25,373	100,000	48,380	48,380	100,000
63	18	44,309	14,084	14,084	100,000	27,333	27,333	100,000	54,952	54,952	100,000
64	19	48,099	14,407	14,407	100,000	29,354	29,354	100,000	62,314	62,314	100,000
65	20	52,079	14,651	14,651	100,000	31,429	31,429	100,000	70,570	70,570	100,000
66	21	56,258	14,976	14,976	100,000	33,697	33,697	100,000	79,902	79,902	100,000
67	22	60,646	15,221	15,221	100,000	36,038	36,038	100,000	90,372	90,372	106,639
68	23	65,253	15,387	15,387	100,000	38,462	38,462	100,000	102,023	102,023	119,367
69	24	70,091	15,458	15,458	100,000	40,966	40,966	100,000	114,977	114,977	133,373
70	25	75,170	15,434	15,434	100,000	43,561	43,561	100,000	129,381	129,381	148,788
71	26	80,504	15,201	15,201	100,000	46,185	46,185	100,000	145,371	145,371	164,270
72	27	86,104	14,834	14,834	100,000	48,900	48,900	100,000	163,176	163,176	181,125
73	28	91,984	14,290	14,290	100,000	51,957	51,957	100,000	183,007	183,007	199,477
74	29	98,158	13,558	13,558	100,000	55,144	55,144	100,000	205,112	205,112	219,470
75	30	104,641	12,577	12,577	100,000	58,460	58,460	100,000	229,769	229,769	241,257
76	31	111,448	11,324	11,324	100,000	61,927	61,927	100,000	257,305	257,305	270,170
77	32	118,596	9,745	9,745	100,000	65,561	65,561	100,000	287,918	287,918	302,314
78	33	126,100	7,776	7,776	100,000	69,386	69,386	100,000	321,938	321,938	338,035
79	34	133,980	5,300	5,300	100,000	73,423	73,423	100,000	359,720	359,720	377,706
80	35	142,254	2,259	2,259	100,000	77,729	77,729	100,000	401,666	401,666	421,749
81	36	150,942	0	0	0	82,366	82,366	100,000	448,212	448,212	470,623
82	37	160,064	0	0	0	87,418	87,418	100,000	499,835	499,835	524,826
83	38	169,643	0	0	0	92,994	92,994	100,000	559,827	559,827	587,818
84	39	179,700	0	0	0	99,140	99,140	104,097	626,604	626,604	657,934
85	40	190,260	0	0	0	105,570	105,570	110,849	700,907	700,907	735,952
86	41	201,348	0	0	0	112,282	112,282	117,896	783,529	783,529	822,706
87	42	212,990	0	0	0	119,279	119,279	125,243	875,333	875,333	919,100
88	43	225,215	0	0	0	126,567	126,567	132,895	977,265	977,265	1,026,128
89	44	238,050	0	0	0	134,147	134,147	140,855	1,090,353	1,090,353	1,144,871
90	45	251,528	0	0	0	142,024	142,024	149,126	1,215,721	1,215,721	1,276,507
91	46	265,679	0	0	0	150,199	150,199	156,207	1,354,583	1,354,583	1,408,767
92	47	280,538	0	0	0	158,918	158,918	163,686	1,510,604	1,510,604	1,555,922
93	48	296,140	0	0	0	168,264	168,264	171,629	1,686,442	1,686,442	1,720,171
94	49	312,522	0	0	0	178,334	178,334	180,118	1,885,294	1,885,294	1,904,147
95	50	329,723	0	0	0	189,246	189,246	189,246	2,111,014	2,111,014	2,111,014
96	51	347,784	0	0	0	201,002	201,002	201,002	2,366,661	2,366,661	2,366,661
97	52	366,748	0	0	0	213,400	213,400	213,400	2,653,086	2,653,086	2,653,086
98	53	386,661	0	0	0	226,477	226,477	226,477	2,973,995	2,973,995	2,973,995
99	54	407,569	0	0	0	240,269	240,269	240,269	3,333,539	3,333,539	3,333,539
100	55	429,522	0	0	0	254,815	254,815	254,815	3,736,371	3,736,371	3,736,371

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $0.06 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during Policy Years 1 – 10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age 45

Non-Smoker

Premiere Provider
$1,500 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 1
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	1,575	910	425	100,000	979	494	100,000	1,047	562	100,000
47	2	3,229	1,788	1,308	100,000	1,982	1,502	100,000	2,184	1,704	100,000
48	3	4,965	2,633	2,158	100,000	3,009	2,534	100,000	3,419	2,944	100,000
49	4	6,788	3,443	2,973	100,000	4,061	3,591	100,000	4,761	4,291	100,000
50	5	8,703	4,220	3,760	100,000	5,138	4,678	100,000	6,220	5,760	100,000
51	6	10,713	4,959	4,504	100,000	6,237	5,782	100,000	7,807	7,352	100,000
52	7	12,824	5,660	5,210	100,000	7,358	6,908	100,000	9,533	9,083	100,000
53	8	15,040	6,320	5,964	100,000	8,500	8,144	100,000	11,411	11,055	100,000
54	9	17,367	6,933	6,713	100,000	9,658	9,438	100,000	13,453	13,233	100,000
55	10	19,810	7,591	7,462	100,000	10,925	10,796	100,000	15,773	15,644	100,000
56	11	22,376	8,201	8,201	100,000	12,215	12,215	100,000	18,306	18,306	100,000
57	12	25,069	8,763	8,763	100,000	13,527	13,527	100,000	21,077	21,077	100,000
58	13	27,898	9,278	9,278	100,000	14,864	14,864	100,000	24,113	24,113	100,000
59	14	30,868	9,748	9,748	100,000	16,230	16,230	100,000	27,448	27,448	100,000
60	15	33,986	10,173	10,173	100,000	17,625	17,625	100,000	31,117	31,117	100,000
61	16	37,261	10,545	10,545	100,000	19,045	19,045	100,000	35,154	35,154	100,000
62	17	40,699	10,857	10,857	100,000	20,487	20,487	100,000	39,600	39,600	100,000
63	18	44,309	11,095	11,095	100,000	21,938	21,938	100,000	44,495	44,495	100,000
64	19	48,099	11,241	11,241	100,000	23,385	23,385	100,000	49,888	49,888	100,000
65	20	52,079	11,280	11,280	100,000	24,817	24,817	100,000	55,836	55,836	100,000
66	21	56,258	11,203	11,203	100,000	26,228	26,228	100,000	62,417	62,417	100,000
67	22	60,646	11,001	11,001	100,000	27,614	27,614	100,000	69,719	69,719	100,000
68	23	65,253	10,673	10,673	100,000	28,975	28,975	100,000	77,849	77,849	100,000
69	24	70,091	10,215	10,215	100,000	30,314	30,314	100,000	86,929	86,929	100,838
70	25	75,170	9,620	9,620	100,000	31,626	31,626	100,000	96,965	96,965	111,509
71	26	80,504	8,861	8,861	100,000	32,897	32,897	100,000	107,984	107,984	122,022
72	27	86,104	7,905	7,905	100,000	34,105	34,105	100,000	120,110	120,110	133,322
73	28	91,984	6,698	6,698	100,000	35,218	35,218	100,000	133,459	133,459	145,470
74	29	98,158	5,178	5,178	100,000	36,196	36,196	100,000	148,166	148,166	158,537
75	30	104,641	3,276	3,276	100,000	37,000	37,000	100,000	164,388	164,388	172,607
76	31	111,448	922	922	100,000	37,588	37,588	100,000	182,312	182,312	191,427
77	32	118,596	0	0	0	37,922	37,922	100,000	201,986	201,986	212,086
78	33	126,100	0	0	0	37,961	37,961	100,000	223,575	223,575	234,754
79	34	133,980	0	0	0	37,654	37,654	100,000	247,253	247,253	259,615
80	35	142,254	0	0	0	36,931	36,931	100,000	273,209	273,209	286,869
81	36	150,942	0	0	0	35,688	35,688	100,000	301,643	301,643	316,725
82	37	160,064	0	0	0	33,783	33,783	100,000	332,765	332,765	349,404
83	38	169,643	0	0	0	31,017	31,017	100,000	366,796	366,796	385,136
84	39	179,700	0	0	0	27,124	27,124	100,000	403,966	403,966	424,164
85	40	190,260	0	0	0	21,766	21,766	100,000	444,517	444,517	466,743
86	41	201,348	0	0	0	14,485	14,485	100,000	488,708	488,708	513,143
87	42	212,990	0	0	0	4,670	4,670	100,000	536,810	536,810	563,651
88	43	225,215	0	0	0	0	0	0	589,108	589,108	618,563
89	44	238,050	0	0	0	0	0	0	645,900	645,900	678,195
90	45	251,528	0	0	0	0	0	0	707,488	707,488	742,863
91	46	265,679	0	0	0	0	0	0	774,183	774,183	805,150
92	47	280,538	0	0	0	0	0	0	848,081	848,081	873,524
93	48	296,140	0	0	0	0	0	0	930,351	930,351	948,958
94	49	312,522	0	0	0	0	0	0	1,022,432	1,022,432	1,032,656
95	50	329,723	0	0	0	0	0	0	1,126,145	1,126,145	1,126,145
96	51	347,784	0	0	0	0	0	0	1,242,613	1,242,613	1,242,613
97	52	366,748	0	0	0	0	0	0	1,370,977	1,370,977	1,370,977
98	53	386,661	0	0	0	0	0	0	1,512,450	1,512,450	1,512,450
99	54	407,569	0	0	0	0	0	0	1,668,373	1,668,373	1,668,373
100	55	429,522	0	0	0	0	0	0	1,840,220	1,840,220	1,840,220

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $.075 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age 45

Non-Smoker

Premiere Provider
$4,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING CURRENT COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	4,200	3,446	2,961	103,446	3,663	3,178	103,663	3,880	3,395	103,880
47	2	8,610	6,788	6,308	106,788	7,434	6,954	107,434	8,106	7,626	108,106
48	3	13,241	10,033	9,558	110,033	11,324	10,849	111,324	12,720	12,245	112,720
49	4	18,103	13,179	12,709	113,179	15,334	14,864	115,334	17,759	17,289	117,759
50	5	23,208	16,227	15,767	116,227	19,468	19,008	119,468	23,264	22,804	123,264
51	6	28,568	19,218	18,763	119,218	23,773	23,318	123,773	29,325	28,870	129,325
52	7	34,196	22,119	21,669	122,119	28,220	27,770	128,220	35,962	35,512	135,962
53	8	40,106	24,928	24,572	124,928	32,813	32,457	132,813	43,232	42,876	143,232
54	9	46,312	27,644	27,424	127,644	37,554	37,334	137,554	51,195	50,975	151,195
55	10	52,827	30,337	30,208	130,337	42,521	42,392	142,521	60,295	60,166	160,295
56	11	59,669	33,301	33,301	133,301	48,115	48,115	148,115	70,942	70,942	170,942
57	12	66,852	36,191	36,191	136,191	54,211	54,211	154,211	82,766	82,766	182,766
58	13	74,395	39,001	39,001	139,001	60,588	60,588	160,588	95,893	95,893	195,893
59	14	82,314	41,703	41,703	141,703	67,233	67,233	167,233	110,445	110,445	210,445
60	15	90,630	44,320	44,320	144,320	74,181	74,181	174,181	126,606	126,606	226,606
61	16	99,361	46,759	46,759	146,759	81,354	81,354	181,354	144,462	144,462	244,462
62	17	108,530	49,099	49,099	149,099	88,843	88,843	188,843	164,291	164,291	264,291
63	18	118,156	51,591	51,591	151,591	96,657	96,657	196,657	186,310	186,310	286,310
64	19	128,264	53,994	53,994	153,994	104,821	104,821	204,821	210,777	210,777	310,777
65	20	138,877	56,289	56,289	156,289	113,334	113,334	213,334	237,955	237,955	337,955
66	21	150,021	58,668	58,668	158,668	122,412	122,412	222,412	268,356	268,356	368,356
67	22	161,722	60,939	60,939	160,939	131,889	131,889	231,889	302,148	302,148	402,148
68	23	174,008	63,105	63,105	163,105	141,788	141,788	241,788	339,720	339,720	439,720
69	24	186,908	65,143	65,143	165,143	152,109	152,109	252,109	381,486	381,486	481,486
70	25	200,454	67,057	67,057	167,057	162,878	162,878	262,878	427,928	427,928	527,928
71	26	214,677	68,714	68,714	168,714	173,980	173,980	273,980	479,440	479,440	579,440
72	27	229,610	70,202	70,202	170,202	185,526	185,526	285,526	539,369	539,369	639,369
73	28	245,291	71,478	71,478	171,478	197,493	197,493	297,493	606,296	606,296	706,296
74	29	261,755	72,533	72,533	172,533	209,893	209,893	309,893	681,050	681,050	781,050
75	30	279,043	73,306	73,306	173,306	222,685	222,685	322,685	764,509	764,509	864,509
76	31	297,195	73,780	73,780	173,780	235,874	235,874	335,874	857,701	857,701	957,701
77	32	316,255	73,912	73,912	173,912	249,434	249,434	349,434	961,749	961,749	1,061,749
78	33	336,268	73,653	73,653	173,653	263,332	263,332	363,332	1,077,906	1,077,906	1,177,906
79	34	357,281	72,907	72,907	172,907	277,487	277,487	377,487	1,207,526	1,207,526	1,307,526
80	35	379,345	71,657	71,657	171,657	291,891	291,891	391,891	1,352,209	1,352,209	1,452,209
81	36	402,513	69,848	69,848	169,848	306,498	306,498	406,498	1,513,703	1,513,703	1,613,703
82	37	426,838	67,426	67,426	167,426	321,262	321,262	421,262	1,693,976	1,693,976	1,793,976
83	38	452,380	64,340	64,340	164,340	336,134	336,134	436,134	1,895,228	1,895,228	1,995,228
84	39	479,199	60,462	60,462	160,462	350,985	350,985	450,985	2,119,772	2,119,772	2,225,760
85	40	507,359	55,807	55,807	155,807	365,824	365,824	465,824	2,369,617	2,369,617	2,488,098
86	41	536,927	50,319	50,319	150,319	380,588	380,588	480,588	2,647,286	2,647,286	2,779,650
87	42	567,973	43,709	43,709	143,709	395,196	395,196	495,196	2,955,625	2,955,625	3,103,406
88	43	600,572	36,176	36,176	136,176	409,575	409,575	509,575	3,297,751	3,297,751	3,462,639
89	44	634,801	27,670	27,670	127,670	423,649	423,649	523,649	3,677,056	3,677,056	3,860,909
90	45	670,741	18,141	18,141	118,141	437,339	437,339	537,339	4,097,220	4,097,220	4,302,081
91	46	708,478	7,535	7,535	107,535	450,558	450,558	550,558	4,562,225	4,562,225	4,744,714
92	47	748,102	0	0	0	463,248	463,248	563,248	5,084,267	5,084,267	5,236,795
93	48	752,302	0	0	0	475,318	475,318	575,318	5,672,127	5,672,127	5,785,570
94	49	756,502	0	0	0	486,677	486,677	586,677	6,336,343	6,336,343	6,436,343
95	50	760,702	0	0	0	497,226	497,226	597,226	7,082,654	7,082,654	7,182,654
96	51	764,902	0	0	0	509,383	509,383	609,383	7,917,272	7,917,272	8,017,272
97	52	769,102	0	0	0	520,709	520,709	620,709	8,850,765	8,850,765	8,950,765
98	53	773,302	0	0	0	531,096	531,096	631,096	9,894,976	9,894,976	9,994,976
99	54	777,502	0	0	0	540,426	540,426	640,426	11,063,174	11,063,174	11,163,174
100	55	781,702	0	0	0	548,577	548,577	648,577	12,370,223	12,370,223	12,470,223

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Current values reflect applicable premium expense charges, current cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $0.06 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during Policy Years 1 – 10; and in Policy Years 11+ is equal to 0.021% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.25% of such amount.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Protective Life Insurance Company
Female Issue Age 45

Non-Smoker

Premiere Provider
$4,000 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
DEATH BENEFIT OPTION 2
USING GUARANTEED COST OF INSURANCE RATES

			0% Hypothetical Gross Investment Returns			6% Hypothetical Gross Investment Returns			12% Hypothetical Gross Investment Returns
		Premium Accumulated at 5% Interest Per Year
Age	End of Policy Year		Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit	Policy Value	Surrender Value	Death Benefit
46	1	4,200	3,217	2,732	103,217	3,425	2,940	103,425	3,633	3,148	103,633
47	2	8,610	6,360	5,880	106,360	6,976	6,496	106,976	7,617	7,137	107,617
48	3	13,241	9,429	8,954	109,429	10,656	10,181	110,656	11,984	11,509	111,984
49	4	18,103	12,422	11,952	112,422	14,468	13,998	114,468	16,772	16,302	116,772
50	5	23,208	15,341	14,881	115,341	18,417	17,957	118,417	22,022	21,562	122,022
51	6	28,568	18,182	17,727	118,182	22,506	22,051	122,506	27,778	27,323	127,778
52	7	34,196	20,944	20,494	120,944	26,737	26,287	126,737	34,090	33,640	134,090
53	8	40,106	23,625	23,269	123,625	31,113	30,757	131,113	41,009	40,653	141,009
54	9	46,312	26,220	26,000	126,220	35,633	35,413	135,633	48,591	48,371	148,591
55	10	52,827	28,820	28,691	128,820	40,396	40,267	140,396	56,999	56,870	156,999
56	11	59,669	31,331	31,331	131,331	45,316	45,316	145,316	66,218	66,218	166,218
57	12	66,852	33,756	33,756	133,756	50,399	50,399	150,399	76,330	76,330	176,330
58	13	74,395	36,093	36,093	136,093	55,652	55,652	155,652	87,427	87,427	187,427
59	14	82,314	38,347	38,347	138,347	61,084	61,084	161,084	99,610	99,610	199,610
60	15	90,630	40,518	40,518	140,518	66,699	66,699	166,699	112,988	112,988	212,988
61	16	99,361	42,597	42,597	142,597	72,498	72,498	172,498	127,674	127,674	227,674
62	17	108,530	44,577	44,577	144,577	78,478	78,478	178,478	143,792	143,792	243,792
63	18	118,156	46,443	46,443	146,443	84,630	84,630	184,630	161,470	161,470	261,470
64	19	128,264	48,176	48,176	148,176	90,940	90,940	190,940	180,845	180,845	280,845
65	20	138,877	49,759	49,759	149,759	97,393	97,393	197,393	202,071	202,071	302,071
66	21	150,021	51,185	51,185	151,185	103,987	103,987	203,987	225,325	225,325	325,325
67	22	161,722	52,446	52,446	152,446	110,717	110,717	210,717	250,804	250,804	350,804
68	23	174,008	53,543	53,543	153,543	117,588	117,588	217,588	278,734	278,734	378,734
69	24	186,908	54,477	54,477	154,477	124,601	124,601	224,601	309,363	309,363	409,363
70	25	200,454	55,243	55,243	155,243	131,757	131,757	231,757	342,957	342,957	442,957
71	26	214,677	55,817	55,817	155,817	139,034	139,034	239,034	379,792	379,792	479,792
72	27	229,610	56,170	56,170	156,170	146,402	146,402	246,402	420,164	420,164	520,164
73	28	245,291	56,254	56,254	156,254	153,813	153,813	253,813	464,379	464,379	564,379
74	29	261,755	56,015	56,015	156,015	161,209	161,209	261,209	512,768	512,768	612,768
75	30	279,043	55,404	55,404	155,404	168,532	168,532	268,532	565,699	565,699	665,699
76	31	297,195	54,375	54,375	154,375	175,725	175,725	275,725	623,579	623,579	723,579
77	32	316,255	52,893	52,893	152,893	182,740	182,740	282,740	686,872	686,872	786,872
78	33	336,268	50,932	50,932	150,932	189,534	189,534	289,534	756,092	756,092	856,092
79	34	357,281	48,464	48,464	148,464	196,060	196,060	296,060	831,806	831,806	931,806
80	35	379,345	45,446	45,446	145,446	202,254	202,254	302,254	914,624	914,624	1,014,624
81	36	402,513	41,813	41,813	141,813	208,026	208,026	308,026	1,005,193	1,005,193	1,105,193
82	37	426,838	37,478	37,478	137,478	213,255	213,255	313,255	1,104,199	1,104,199	1,204,199
83	38	452,380	32,330	32,330	132,330	217,794	217,794	317,794	1,212,375	1,212,375	1,312,375
84	39	479,199	26,249	26,249	126,249	221,474	221,474	321,474	1,330,514	1,330,514	1,430,514
85	40	507,359	19,139	19,139	119,139	224,142	224,142	324,142	1,459,514	1,459,514	1,559,514
86	41	536,927	10,905	10,905	110,905	225,641	225,641	325,641	1,600,366	1,600,366	1,700,366
87	42	567,973	1,477	1,477	101,477	225,829	225,829	325,829	1,754,187	1,754,187	1,854,187
88	43	600,572	0	0	0	224,550	224,550	324,550	1,922,197	1,922,197	2,022,197
89	44	634,801	0	0	0	221,657	221,657	321,657	2,105,549	2,105,549	2,210,827
90	45	670,741	0	0	0	216,973	216,973	316,973	2,304,306	2,304,306	2,419,522
91	46	708,478	0	0	0	210,313	210,313	310,313	2,519,257	2,519,257	2,620,027
92	47	748,102	0	0	0	201,449	201,449	301,449	2,757,138	2,757,138	2,857,138
93	48	752,302	0	0	0	190,088	190,088	290,088	3,018,262	3,018,262	3,118,262
94	49	756,502	0	0	0	175,820	175,820	275,820	3,303,557	3,303,557	3,403,557
95	50	760,702	0	0	0	157,964	157,964	257,964	3,614,920	3,614,920	3,714,920
96	51	764,902	0	0	0	135,267	135,267	235,267	3,953,878	3,953,878	4,053,878
97	52	769,102	0	0	0	105,282	105,282	205,282	4,320,940	4,320,940	4,420,940
98	53	773,302	0	0	0	63,133	63,133	163,133	4,714,271	4,714,271	4,814,271
99	54	777,502	0	0	0	0	0	0	5,126,820	5,126,820	5,226,820
100	55	781,702	0	0	0	0	0	0	5,549,292	5,549,292	5,649,292

*	In the absence of an additional premium, the Policy would lapse.
The illustration above is based on the following assumptions:
(1)	Assumes that no Policy loans have been made.
(2)	Guaranteed values reflect applicable premium expense charges, guaranteed cost of insurance rates, a monthly administration fee of $8.00 per month in all Policy Years, a monthly administrative charge for Initial Face Amount of $.075 per $1,000 of Initial Face Amount in Policy Years 1 – 9, and a monthly mortality and expense risk charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount, during all Policy Years.
(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4)	Assumes that the planned premium is paid at the beginning of each Policy Year. Values would be different if the premiums are paid with a different frequency or in different amounts.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

OTHER POLICY BENEFITS AND PROVISIONS

Limits on Rights to Contest the Policy

    Incontestability.  Protective Life will not contest the Policy, or any supplemental rider, after the Policy or rider has been in force during the Insured's lifetime for two years from the Policy Effective Date or the effective date of the rider, unless fraud is involved. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

    Suicide Exclusion.  If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt and any withdrawals. If the Insured dies by suicide within two years after an increase in Face Amount, the Death Benefit with respect to the increase will be limited to the sum of the monthly cost of insurance charges made for that increase.

Changes in the Policy or Benefits

    Misstatement of Age or Sex.  If the Insured's age or sex has been misstated in the application for the Policy or in any application for supplemental riders, the Death Benefit under the Policy or such supplemental riders is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders, at the correct age and sex.

    Other Changes.  At any time Protective Life may make such changes in the Policy as are necessary to assure compliance with any applicable laws, regulations or rulings issued by a government agency. This includes, but is not limited to, changes necessary to comply at all times with the definition of life insurance prescribed by the Internal Revenue Code. Any such changes will apply uniformly to all affected Policies and Owners will receive notification of such changes.

Suspension or Delay in Payments

    Protective Life will ordinarily pay any Death Benefit proceeds, Policy loans, withdrawals, or surrenders within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of all required documents. However, Protective Life may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners. (See also "Payments from the Fixed Account".)

Reports to Policy Owners

    At least once each year you will be sent a report at your last known address showing, as of the end of the current report period: the Death Benefit; Policy Value; Fixed Account Value; Variable Account Value; Loan Account Value; Sub-Account Values; premiums paid since the last report; withdrawals since the last report; any Policy loans and accrued interest; Surrender Value; current Net Premium allocations; charges deducted since the last report; and any other information required by law. You will also be sent an annual and a semi-annual report for each Fund underlying a Sub-Account to which you have allocated Policy Value, including a list of the securities held in each Fund, as required by the Investment Company Act of 1940. In addition, when you pay premiums or request any other financial transaction under your Policy you will receive a written confirmation of these transactions.

Assignment

    The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon Protective Life, it must be in writing and filed at the Home Office. Once Protective Life has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. Protective Life assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Policy Debt. An assignment may result in certain amounts being subject to income tax and a 10% penalty tax. (See "Tax Considerations".)

Arbitration

    The Policy provides that any controversy, dispute or claim by any Owner(s), Insured, or beneficiary (a "claimant") arising out of insurance provided under the Policy will be submitted to binding arbitration pursuant to the Federal Arbitration Act. Arbitration will be binding upon any claimant as well as Protective Life and may not be set aside in later litigation except upon the limited circumstances set forth in the Federal Arbitration Act. Arbitration expenses will be borne by the losing party or in such proportion as the arbitrator(s) shall decide. Consult the Policy for additional information. This provision does not apply to Policies issued in certain states.

Supplemental Riders and Endorsements

    The following supplemental riders and endorsements may be available to be added to your Policy, subject to product and state availability. Monthly charges, if applicable, will be deducted from your Policy Value as part of the monthly deduction. (See "Monthly Deduction".) The supplemental riders available with the Policies do not vary with the investment experience of the Variable Account.

    Children's Term Life Insurance Rider.  Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

    Accidental Death Benefit Rider.  Provides an additional death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

    Disability Benefit Rider.  Provides for the crediting of a specific Premium Payment to a Policy on each Monthly Anniversary during the total disability of the Insured. After the Insured has been totally disabled (as defined in the rider) for six months, Protective Life will credit premiums to the Policy equal to the disability benefit amount shown in the Policy multiplied by the number of Monthly Anniversary Days that have occurred since the onset of total disability. Monthly Anniversary Days that occur more than one calendar year prior to the date that We receive a claim under a rider are not included for the purpose of this calculation. Subsequent to the time that the Insured has been totally disabled for six months, we will credit a premium equal to the disability benefit amount on each Monthly Anniversary Day. The Owner may change the disability benefit amount by written notice received by Protective Life at the Home Office at any time before the Insured becomes totally disabled. Increases are subject to evidence of insurability.

    Guaranteed Insurability Rider.  Provides the right to increase the Face Amount of your Policy under two options. The Option exercise date depends on the rider selected: Variable Option or Survivor's Choice. Under the Variable Option you can increase the Face Amount at designated future points in time (selected at issue) without evidence of insurability. Under the Survivor's Choice Option, you specify (at issue) a designated life (other than the Insured). When the designated person dies, the Owner has the option to increase the Face Amount without evidence of insurability. (See "Changing the Face Amount".)

    Protected Insurability Benefit Rider.  Provides the right to increase the Face Amount of your Policy at designated option dates at age 25, 28, 31, 34, 37 and 40 without evidence of insurability.

    Flexible Coverage Rider (FCR).  Provides an additional death benefit payable on the death of the covered Insured of a Premiere Provider Policy without increasing the Policy's Face Amount. The FCR may be purchased at the time the Policy is issued (or later, subject to availability and additional underwriting). An FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). The No-Lapse Guarantee does not apply to the FCR. There is no cash or loan value for this benefit.

    Term Rider for Covered Insured (CIR).  Provides an additional death benefit payable on the death of the covered Insured of a Premiere I Policy without increasing the Policy's Face Amount. The CIR may be purchased at the time the Policy is issued (or later, subject to availability and additional underwriting). A CIR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). There is no cash or loan value for this benefit. The CIR may also be purchased with a Premiere I or Premiere Provider Policy to provide a death benefit payable on the death of an insured, other than the Insured under the Policy. The rider is generally available only on the spouse or children of the Insured.

    Additional rules and limits apply to these supplemental riders. Not all such benefits may be available at any time, and supplemental riders in addition to those listed above may be made available. Please ask your Protective Life agent for further information, or contact the Home Office.

    Terminal Illness Accelerated Death Benefit Endorsement.  Provides an accelerated death benefit for terminal illness in Policies issued on or after January 3, 2000. The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit will be based on a portion of the current Face Amount and will be subject to a maximum accelerated death benefit. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment will be established against the policy and will accumulate interest. When an accelerated death benefit is paid, an amount equal to the benefit payment is transferred out of the Sub-Accounts and the Fixed Account to a lien account within the Loan Account established for the Policy. Like the Fixed Account, this lien account is part of Protective Life's general account and amounts therein earn interest as credited by Protective Life from time to time. The collateral for the lien is transferred from each Sub-Account and from the Fixed Account in the same proportion that the value in each Sub-Account and the Fixed Account bear to the total unloaned Policy Value or the date the accelerated death benefit is paid. On each Policy Anniversary, an amount of Policy Value equal to any interest due on the lien will be transferred to the lien account. Such interest is transferred from each Sub-Account and the Fixed Account in the same proportion that each Sub-Account Value and the Fixed Account Value bears to the total unloaned Policy Value on such Policy Anniversary. The primary impact of the lien and any accumulated interest will be a reduction of the amount of the death benefit by the amount of the lien plus accumulated interest. The lien will also reduce the amount available for loans and withdrawals. This endorsement is not available in all states. Consult your registered representative and review the endorsement for complete limitations, terms and conditions.

    Cash Value Accumulation Test Endorsement.  Provides an alternative death benefit based on the cash value accumulation test for the Policy under the Internal Revenue Code. The endorsement may impact the amount of premium payments that may be made and alters the calculation of the Death Benefit from the guideline premium compliance test applicable without the endorsement.

    Policy Loan Endorsement.  Provides for carryover loans on policies transferred to the Company under Section 1035 of the Internal Revenue Code.

Reinsurance

    The Company may reinsure a portion of the risks assumed under the Policies.

USES OF THE POLICY

    Life insurance, including variable life insurance, can be used to provide for many individual and business needs, in addition to providing a death benefit. Possible applications of a variable life insurance policy, such as this Policy include: (1) serving as vehicle for accumulating funds for a college education, (2) estate planning, (3) serving as an investment vehicle on various types of deferred compensation arrangements, (4) buy-sell arrangements, (5) split dollar arrangements, and (6) a supplement to other retirement plans.

    As with any investment, using this Policy under these or other applications entails certain risks including market risks and the possible loss of principal paid as premiums. For example, if investment performance of Sub-Accounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate Cash Value or Surrender Value sufficient to adequately fund the application for which the Policy was purchased. Similarly, certain transactions under a Policy entail risks in connection with the application for which the Policy is purchased. Withdrawals, Policy loans and interest paid on Policy loans may significantly affect current and future Policy Value, Cash Value, Surrender Value or Death Benefit Proceeds. If, for example, a Policy loan is taken but not repaid prior to the death of the Insured, the Policy Debt is subtracted from the Death Benefit in computing the Death Benefit Proceeds to be paid to a beneficiary.

    Prior to utilizing this Policy or the above applications you should consider whether the anticipated duration of the Policy is appropriate for the application for which you intend to purchase it.

    In addition, you need to consider the tax implications of using the Policy with these applications. The tax implications of using this Policy with these applications can be complex and generally are not addressed in the discussion of "Tax Considerations" below. Loans and withdrawals will affect the Policy Value and Death Benefit. There may be penalties and taxes if the policy is surrendered, lapses, matures or if a withdrawal is made. Because of these risks, you need to carefully consider how you use this Policy. This Policy may not be suitable for all persons, under any of these applications.

TAX CONSIDERATIONS

Introduction

    The following discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address state or local tax consequences, or federal estate and gift tax consequences, associated with the purchase of the Policy. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT — FEDERAL, STATE OR LOCAL — OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Tax Status of Protective Life

    Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of Protective Life, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, Protective Life is not taxed on investment income and realized capital gains of the Variable Account, although Protective Life's federal taxes are increased in respect of the Policies because of the federal tax law's treatment of deferred acquisition costs. Currently, a charge for federal income taxes is not deducted from the Sub-Accounts or the Policy's Cash Value. However, under Premiere I Protective Life does deduct a charge from each premium payment in all Policy Years to compensate it for the federal tax treatment of deferred acquisition costs. Protective Life reserves the right in the future to make a charge against the Variable Account or the Cash Values of a Policy for any federal, state, or local income taxes that it incurs and determines to be properly attributable to the Variable Account or the Policy. Protective Life will promptly notify the Owner of any such charge.

Taxation of Life Insurance Policies

    Tax Status of the Policy.  Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. Protective Life believes that the Policy will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and/or the Policy Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Policy will generally be excludable from the Beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) Protective Life, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

    Diversification Requirements.  The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract for federal income tax purposes and the Owner would generally be taxable currently on the income on the contract (as defined in the tax law). Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

    Ownership Treatment.  In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Policy has the choice of more investment options to which to allocate premium payments and Variable Account values, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, Protective Life does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Policy as necessary to attempt to prevent Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

    The remainder of this discussion assumes that the Policy will be treated as a life insurance contract for federal tax purposes.

    Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the Death Benefit Proceeds payable from a Policy by reason of the death of the Insured is excludable from gross income under Section 101 of the Code. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the Death Benefit Proceeds being taxable.

    If the Death Benefit Proceeds are not received in a lump sum and are, instead, applied under either settlement Options 1, 2, or 4, generally payments will be prorated between amounts attributable to the Death Benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the Insured's death) which will be includible in the beneficiary's income. If the Death Benefit Proceeds are applied under Option 3 (Interest Income), the interest payments will be includible in the beneficiary's income.

    Tax Deferral During Accumulation Period.  Under existing provisions of the Code, except as described below, any increase in an Owner's Policy Value is generally not taxable to the Owner unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a surrender of the Policy, an amount equal to the excess of the Cash Value over the "investment in the contract" will be includible in the Owner's income. The "investment in the contract" generally is the aggregate premiums paid less the aggregate amount received under the Policy previously to the extent such amounts received were excludable from gross income. Whether withdrawals (or other amounts deemed to be distributed) from the Policy constitute income to the Owner depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

Policies Not Owned by Individuals.

    In the case of Policies issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to the latter rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

Policies Which Are Not MECs

    Tax Treatment of Withdrawals Generally.  If the Policy is not a MEC (described below), the amount of any withdrawal from the Policy generally will be treated first as non-taxable recovery of premium and then as income from the Policy. Thus, a withdrawal from a Policy that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the withdrawal.

    Certain Distributions Required by the Tax Law in the First 15 Policy Years.  As indicated above, Section 7702 places limitations on the amount of premiums that may be paid and/or the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the face amount, a change from one Death Benefit Option to the other, if withdrawals are made, and in certain other instances.

    Tax Treatment of Loans.  If a Policy is not classified as a MEC, a loan received under the Policy generally will be treated as indebtedness of the Owner. As a result, no part of any loan under a Policy will constitute income to the Owner so long as the Policy remains in force. However, in those situations where the interest rate credited to the Loan Account equals the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includable in the Owner's income.

    Generally, interest paid on any loans under this Policy will not be tax deductible. The non-deductibility of interest includes interest paid or accrued on indebtedness with respect to one or more life insurance policies owned by a taxpayer covering any individual who is or has been an officer or employee of, or financially interested in, any trade or business carried on by the taxpayer. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. In the case of interest paid in connection with a loan with respect to a Policy covering the life of any key person, interest is deductible only to the extent that the aggregate amount of loans under one or more life insurance policies does not exceed $50,000. Further, even as to such loans up to $50,000, interest would not be deductible if the Policy were deemed for federal tax purposes to be a single premium life insurance policy or, in certain circumstances, if the loans were treated as "systematic borrowing" within the meaning of the tax law. A "key person" is an individual who is either an officer or a twenty percent owner of the taxpayer. The maximum number of individuals who can be treated as key persons may not exceed the greater of (1) 5 individuals or (2) the lesser of 5 percent of the total number of officers and employees of the taxpayer or 20 individuals. Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Policy.

Policies Which Are MECs

    Characterization of a Policy as a MEC.  In general, a Policy will be considered a MEC for federal income tax purposes if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is entered into on or after June 21, 1988 and premiums are paid into the Policy more rapidly than the rate defined by a "7-Pay Test". This test generally provides that a Policy will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Policy at any time during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Policy (as defined in the tax law) will generally result in a re-application of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test. Protective Life will monitor the Policies and will attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The Policy Owner may then request that Protective Life take whatever steps are available to avoid treating the Policy as a MEC, if that is desired.

    Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.  If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premiums paid. Thus, withdrawals will be includible in income to the extent the Policy Value exceeds the investment in the contract. The amount of any Policy Debt will be treated as a withdrawal for tax purposes. In addition, the discussion of interest on loans and of lapses while loans are outstanding under the caption "Policies Which Are Not MECs" also applies to Policies which are MECs.

    If the Owner assigns or pledges any portion of the Policy Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. The Owner's investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy treated as a MEC, an Owner should consult a tax advisor.

    Penalty Tax.  Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the Owner attains age 59 1/2, (2) because the Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Owner (or the joint lives or life expectancies of the Owner and his or her beneficiary, as defined in the tax law).

    Aggregation of Policies.  All life insurance contracts which are treated as MECs and which are purchased by the same person from Protective Life or any of its affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.

Maturity and Constructive Receipt Issues. — At the Maturity Date of the Premiere I Policy, the Surrender Value will be paid to the Owner. This payment will be taxable in the same manner as a surrender of the Policy. If the Owner elects to extend the Maturity Date (which must be done prior to the Maturity Date) and such extension is approved, it is possible that the IRS could treat the Owner as being in constructive receipt of the Cash Value when the insured reaches age 95. In the case of the Premier Provider Policy, the IRS could similarly determine that an Owner is in constructive receipt of the Cash Value if the Cash Value equals the Death Benefit, which can occur in some instances where the Insured is age 95 or older. In either of these cases where there may be constructive receipt, an amount equal to the excess of the Cash Value over the investment in the contract could be includible in the Owner's income at that time.

Actions to Ensure Compliance with the Tax Law. — Protective Life believes that the maximum amount of premiums and/or Policy Values it has determined for the Policies will comply with the federal tax definition of life insurance. Where appropriate, Protective Life will monitor the amount of premiums paid, and, if the premiums paid exceed those permitted by the tax definition of life insurance, Protective Life will immediately refund the excess premiums with earnings. Protective Life also reserves the right to increase the Death Benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of life insurance.

Other Considerations. — Changing the Owner, exchanging the Policy, changing from one Death Benefit Option to another, and other changes under the Policy may have tax consequences (other than those discussed herein) depending on the circumstances of such change or withdrawal. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary.

Federal Income Tax Withholding

    Protective Life will withhold and remit to the federal government a part of the taxable portion of a surrender and withdrawal made under a Policy unless the Owner notifies Protective Life in writing and such notice is received at the Home Office at or before the time of the surrender or withdrawal that he or she elects not to have any amounts withheld. Regardless of whether the Owner requests that no taxes be withheld or whether Protective Life withholds a sufficient amount of taxes, the Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Owner may also be required to pay penalties under the estimated tax rules, if the Owner's withholding and estimated tax payments are insufficient to satisfy the Owner's total tax liability.

OTHER INFORMATION ABOUT THE POLICIES AND PROTECTIVE LIFE

Sale of the Policies

    Investment Distributors, Inc. ("IDI"), a wholly-owned subsidiary of Protective Life Corporation, acts as a principal underwriter of the Policies. IDI also acts as principal underwriter of variable annuity contracts issued through Protective Variable Annuity Separate Account. IDI is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policies are sold by certain registered representatives of broker-dealers (including ProEquities, Inc., an affiliate of Protective Life and IDI) that have entered into selling agreements with IDI, who are also appointed and licensed as insurance agents of Protective Life. IDI will receive 12b-1 fees assessed against shares of the Fidelity Funds attributable to the Policies as compensation for providing certain distribution and shareholder support services. Registered representatives may be paid commissions on Policies they sell based on premiums paid in amounts up to 145% of a targeted first year premium payment. A targeted first year premium payment is approximately equal to your minimum initial premium on an annual basis. For premiums paid in the first policy year which exceed this targeted amount, registered representatives may receive up to 5.5% on premiums in excess of target. For premiums received during Policy Years two through ten, the registered representatives may be paid up to 5.5% on premiums. After the first ten Policy Years registered representatives may be paid up to 1% on premiums received and 0.25% on unloaned Policy Value. Other allowances and overrides, and non-cash compensation, also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Commissions payable in connection with the sale of Policies to corporate purchasers or Policies involving Face Amounts in excess of $5 million may be higher those identified above. We may use any of our corporate assets to cover the cost of distribution, including any profit from the mortality and expense risk charge.

    Protective Life may reduce or waive the sales charge, administrative fees and/or any other charges on any Policy sold to (1) directors, officers or employees of Protective Life or any of its affiliates, (2) employees and registered representatives of any broker-dealer that has entered into a selling agreement with Protective Life or IDI, as well as employees of such registered representatives and (iii) the immediate family of the above persons, due to the generally lower sales and administrative expenses attributable to such individuals. No such reduction or waiver will be permitted where it would be unfairly discriminatory against any person.

Corporate Purchasers

    The Policy is available for individuals and for corporations and other institutions. For corporate or other group or sponsored arrangements, fee-only arrangements or clients of registered investment advisors purchasing one or more Policies, Protective Life may reduce the amount of the sales charge, administrative fees, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase, a group or sponsored arrangement or arrangements, fee-only arrangements or clients of registered investment advisors.

Protective Life Directors and Executive Officers

    The following table sets forth the name, age, address and principal occupations during the past five years of each of Protective Life's directors and executive officers.

NAME	AGE	POSITION WITH PROTECTIVE LIFE
Drayton Nabers, Jr.	60	Chairman of the Board and Director
John D. Johns	49	President and Director
R. Stephen Briggs	51	Executive Vice President and Director
Jim E. Massengale	59	Executive Vice President, Acquisitions and Director
A.S. Williams III	64	Executive Vice President, Investments, Treasurer and Director
Richard J. Bielen	40	Senior Vice President, Investments and Director
Chris T. Calos	39	Senior Vice President, Dental Benefits and Director
Thomas Davis Keyes	48	Director
Carolyn King	50	Senior Vice President, Investment Products and Director
Deborah J. Long	47	Senior Vice President, General Counsel, Secretary and Director
Steven A. Schultz	47	Senior Vice President, Financial Institutions and Director
Wayne E. Stuenkel	47	Senior Vice President and Chief Actuary and Director
Judy Wilson	43	Senior Vice President, Stable Value Products
Jerry W. DeFoor	48	Vice President and Controller, and Chief Accounting Officer

    Mr. Nabers has been Chairman of the Board and a Director of Protective Life since August 1996. Mr. Nabers has been Chairman of the Board and Chief Executive Officer of PLC and a Director since August 1996. From May 1994 to August 1996, Mr. Nabers was Chairman of the Board, President and Chief Executive Officer and a Director of PLC. Mr. Nabers has served in various capacities with PLC and its subsidiaries since 1979. He is also a director of Energen Corporation, National Bank of Commerce of Birmingham, and Alabama National Bancorporation.

    Mr. Johns has been President of Protective Life and President and Chief Operating Officer of PLC since August 1996. He was Executive Vice President and Chief Financial Officer of Protective Life and PLC from October 1993 to August 1996. He is a director of National Bank of Commerce of Birmingham and Alabama National Bancorporation and John H. Harland Company.

    Mr. Briggs has been Executive Vice President of Protective Life and PLC since October 1993 and has responsibility for the Individual Life Division. Mr. Briggs has been associated with PLC and its subsidiaries since 1977.

    Mr. Massengale has been Executive Vice President, Acquisitions of Protective Life and PLC since August 1996. From May 1992 to August 1996 he served as Senior Vice President of Protective Life and PLC. Mr. Massengale has been employed by PLC and its subsidaries since 1983.

    Mr. Williams has been Executive Vice President, Investments and Treasurer of Protective Life and PLC since August 1996. From July 1981 to August 1996 he was Senior Vice President, Investments and Treasurer of Protective Life and PLC. Mr. Williams has been employed by the PLC and its subsidiaries since 1964.

    Mr. Bielen has been Senior Vice President, Investments of Protective Life and PLC since August 1996. From August 1991 to August 1996, he was Vice President, Investments of Protective Life. He is a director of Protective Investment Company.

    Mr. Calos has been a Senior Vice President, Dental Benefits of Protective Life and PLC since January 2001. From November 1989 until January 2001, he was Vice President, Dental Benefits of Protective Life. Mr. Calos has been employed by PLC and its subsidiaries since 1987.

    Mr. Keyes has been Senior Vice President, Information Services of PLC since April 1999. He was Vice President, Information Services of PLC from May 1992 to April 1999. Mr. Keyes has been employed by PLC and its subsidiaries in various capacities since 1982.

    Ms. King has been Senior Vice President, Investment Products Division of Protective Life and PLC since April 1995. She is a director of Protective Investment Company.

    Ms. Long has been Senior Vice President, Secretary and General Counsel of Protective Life since September 1996 and of PLC since November 1996. Ms. Long was Senior Vice President and General

Counsel of Protective Life from February 1994 to September 1996 and of PLC from February 1994 to November 1996. Ms. Long has been employed by PLC and its subsidiaries since 1993.

    Mr. Schultz has been Senior Vice President, Financial Institutions of Protective Life and PLC since March 1993. Mr. Schultz has been employed by PLC and its subsidiaries since 1989.

    Mr. Stuenkel has been Senior Vice President and Chief Actuary of Protective Life and PLC since March 1987. Mr. Stuenkel is a Fellow in the Society of Actuaries and has been employed by PLC and its subsidiaries since 1978.

    Ms. Wilson has been Senior Vice President, Stable Value Products of Protective Life and PLC since January 1995. Ms. Wilson has been employed by PLC and its subsidiaries since 1991.

    Mr. DeFoor has been Vice President and Controller, and Chief Accounting Officer of Protective Life and PLC since April 1989, Mr. DeFoor is a certified public accountant and has been employed by PLC and its subsidiaries since August 1982.

State Regulation

    Protective Life is subject to regulation by the Department of Insurance of the State of Tennessee, which periodically examines the financial condition and operations of Protective Life. Protective Life is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

    Protective Life is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

    A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

Independent Accountants

    The audited statement of assets and liabilities of the Protective Variable Life Separate Account as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2000 included in this prospectus, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

    The consolidated balance sheets of Protective Life as of December 31, 2000 and 1999 and the consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000 and the related financial statement schedules included in this prospectus, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

Experts

    Actuarial matters included in this Prospectus have been examined by Stephen Peeples, F.S.A., M.A.A.A. whose opinion is filed as an exhibit to the registration statement.

IMSA

    Protective Life is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such as may include the IMSA logo and information about IMSA membership in Protective advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Legal Matters

    Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

Financial Statements

    The audited statement of assets and liabilities of the Protective Variable Life Separate Account as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2000 as well as the Report of Independent Accountants are contained herein.

    The audited consolidated balance sheets for Protective Life as of December 31, 2000, and 1999 and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Report of Independent Accountants are contained herein.

    All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners and Board of Directors
of Protective Life Insurance Company

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of The Protective Variable Life Separate Account, consisting of PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC Core US Equity, PIC Capital Growth, Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Growth, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Money, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock and Van Kampen Asset Allocation sub-accounts, at December 31, 2000 and 1999, and the results of its operations and changes in net assets for the three years ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 and 1999 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

March 22, 2001

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$3,013	$4,463	$1,377	$1,905	$6,140	$8,645	$152
Receivable from Protective Life Insurance Company	0	6	3	0	0	21	0

Total assets-	3,013	4,469	1,380	1,905	6,140	8,666	152

Liabilities
Payable to Protective Life Insurance Company	0	0	0	1	3	0	0

Net assets-	$3,013	$4,469	$1,380	$1,904	$6,137	$8,666	$152

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$590	$4,985	$5,345	$3,085	$1,372	$1,105	$682
Receivable from Protective Life Insurance Company	0	0	5	1	0	2	0

Total assets-	590	4,985	5,350	3,086	1,372	1,107	682

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	4

Net assets-	$590	$4,985	$5,350	$3,086	$1,372	$1,107	$678

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Assets
Investment in sub-accounts at market value	$433	$3,851	$5,719	$3,550	$1,234	$1,017	$1,812
Receivable from Protective Life Insurance Company	0	4	13	1	0	3	4

Total assets-	433	3,855	5,732	3,551	1,234	1,020	1,816

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	16	0	0

Net assets-	$433	$3,855	$5,732	$3,551	$1,218	$1,020	$1,816

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Assets
Investment in sub-accounts at market value	$232	$10	$32	$1,103	$642	$476	$580
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	232	10	32	1,103	642	476	580

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$232	$10	$32	$1,103	$642	$476	$580

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Total
Assets
Investment in sub-accounts at market value	$53	$21	$63,624
Receivable from Protective Life Insurance Company	0	0	63

Total assets-	53	21	63,687

Liabilities
Payable to Protective Life Insurance Company	0	0	24

Net assets-	$53	$21	$63,663

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$2,916	$3,396	$791	$1,130	$4,430	$6,719	$39
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	2,916	3,396	791	1,130	4,430	6,719	39

Liabilities
Payable to Protective Life Insurance Company	0	18	21	5	43	1	0

Net assets-	$2,916	$3,378	$770	$1,125	$4,387	$6,718	$39

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$121	$3,506	$3,781	$1,954	$606	$203	$177
Receivable from Protective Life Insurance Company	0	0	0	0	0	2	0

Total assets-	121	3,506	3,781	1,954	606	205	177

Liabilities
Payable to Protective Life Insurance Company	0	6	7	21	0	0	0

Net assets-	$121	$3,500	$3,774	$1,933	$606	$205	$177

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Assets
Investment in sub-accounts at market value	$2,192	$3,269	$1,939	$2,385	$618	$362	$64
Receivable from Protective Life Insurance Company	0	7	0	11	0	2	0

Total assets-	2,192	3,276	1,939	2,396	618	364	64

Liabilities
Payable to Protective Life Insurance Company	8	0	27	0	22	0	0

Net assets-	$2,184	$3,276	$1,912	$2,396	$596	$364	$64

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
Assets
Investment in sub-accounts at market value	$11	$1	$40,610
Receivable from Protective Life Insurance Company	0	0	22

Total assets-	11	1	40,632

Liabilities
Payable to Protective Life Insurance Company	0	0	179

Net assets-	$11	$1	$40,453

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$55	$61	$89	$9	$25	$8	$0

Expense
Mortality and expense risk and administrative charges	28	39	10	14	50	75	1

Net investment income (loss)	27	22	79	(5)	(25)	(67)	(1)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(3)	(4)	0	1	(3)	(4)	(1)
Capital gain distribution	66	619	0	0	693	596	6

Net realized gain (loss) on investments	63	615	0	1	690	592	5
Net unrealized appreciation (depreciation) on investments during the period	(297)	(1,355)	12	429	(1,339)	(1,226)	(5)

Net realized and unrealized gain (loss) on investments	(234)	(740)	12	430	(649)	(634)	0

Net increase (decrease) in net assets resulting from operations-	$(207)	$(718)	$91	$425	$(674)	$(701)	$(1)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$10	$0	$2	$11	$23	$0	$3

Expense
Mortality and expense risk and administrative charges	4	44	46	24	10	6	4

Net investment income (loss)	6	(44)	(44)	(13)	13	(6)	(1)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	(6)	2	3	0	0	1
Capital gain distribution	17	255	298	20	22	8	25

Net realized gain (loss) on investments	17	249	300	23	22	8	26
Net unrealized appreciation (depreciation) on investments during the period	(43)	(1,438)	(618)	(17)	138	(63)	(8)

Net realized and unrealized gain (loss) on investments	(26)	(1,189)	(318)	6	160	(55)	18

Net increase (decrease) in net assets resulting from operations-	$(20)	$(1,233)	$(362)	$(7)	$173	$(61)	$17

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Investment income
Dividends	$0	$0	$5	$10	$76	$52	$2

Expense
Mortality and expense risk and administrative charges	1	36	43	28	10	7	9

Net investment income (loss)	(1)	(36)	(38)	(18)	66	45	(7)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	1	1	0	0	0
Capital gain distribution	0	124	260	132	0	0	88

Net realized gain (loss) on investments	0	124	261	133	0	0	88
Net unrealized appreciation (depreciation) on investments during the period	(34)	(972)	(447)	(441)	0	(30)	(108)

Net realized and unrealized gain (loss) on investments	(34)	(848)	(186)	(308)	0	(30)	(20)

Net increase (decrease) in net assets resulting from operations-	$(35)	$(884)	$(224)	$(326)	$66	$15	$(27)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Investment income
Dividends	$6	$0	$0	$0	$0	$3	$5

Expense
Mortality and expense risk and administrative charges	1	0	0	3	1	1	1

Net investment income (loss)	5	0	0	(3)	(1)	2	4

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	0	2	0	0	1
Capital gain distribution	0	0	0	0	0	3	26

Net realized gain (loss) on investments	0	0	0	2	0	3	27
Net unrealized appreciation (depreciation) on investments during the period	(13)	1	2	(239)	(87)	47	(3)

Net realized and unrealized gain (loss) on investments	(13)	1	2	(237)	(87)	50	24

Net increase (decrease) in net assets resulting from operations-	$(8)	$1	$2	$(240)	$(88)	$52	$28

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Total
Investment income
Dividends	$0	$0	$455

Expense
Mortality and expense risk and administrative charges	0	0	496

Net investment income (loss)	0	0	(41)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	(9)
Capital gain distribution	0	0	3,258

Net realized gain (loss) on investments	0	0	3,249
Net unrealized appreciation (depreciation) on investments during the period	5	0	(8,149)

Net realized and unrealized gain (loss) on investments	5	0	(4,900)

Net increase (decrease) in net assets resulting from operations-	$5	$0	$(4,941)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$2	$8	$0	$0	$0	$0	$0

Expense
Mortality and expense risk and administrative charges	22	19	5	9	25	39	0

Net investment income (loss)	(20)	(11)	(5)	(9)	(25)	(39)	0

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	1	0	0	0	(1)	(1)	0
Capital gain distribution	32	37	3	0	13	65	0

Net realized gain (loss) on investments	33	37	3	0	12	64	0
Net unrealized appreciation (depreciation) on investments during the period	98	718	(7)	(7)	608	1,176	7

Net realized and unrealized gain (loss) on investments	131	755	(4)	(7)	620	1,240	7

Net increase (decrease) in net assets resulting from operations-	$111	$744	$(9)	$(16)	$595	$1,201	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$3	$0	$4	$3	$5	$0	$0

Expense
Mortality and expense risk and administrative charges	1	14	21	11	3	—	1

Net investment income (loss)	2	(14)	(17)	(8)	2	—	(1)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	(1)	(1)	(1)	(1)	0	1
Capital gain distribution	9	0	19	4	9	3	0

Net realized gain (loss) on investments	9	(1)	18	3	8	3	1
Net unrealized appreciation (depreciation) on investments during the period	(2)	1,336	616	99	(9)	43	26

Net realized and unrealized gain (loss) on investments	7	1,335	634	102	(1)	46	27

Net increase (decrease) in net assets resulting from operations-	$9	$1,321	$617	$94	$1	$46	$26

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Investment income
Dividends	$0	$4	$3	$60	$15	$0	$0

Expense
Mortality and expense risk and administrative charges	10	16	10	10	3	0	0

Net investment income (loss)	(10)	(12)	(7)	50	12	0	0

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	1	0	1	0	0	0
Capital gain distribution	0	43	4	0	0	0	0

Net realized gain (loss) on investments	0	44	4	1	0	0	0
Net unrealized appreciation (depreciation) on investments during the period	850	736	210	0	0	66	1

Net realized and unrealized gain (loss) on investments	850	780	214	1	0	66	1

Net increase (decrease) in net assets resulting from operations-	$840	$768	$207	$51	$12	$66	$1

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
Investment income
Dividends	$0	$0	$107

Expense
Mortality and expense risk and administrative charges	0	0	219

Net investment income (loss)	0	0	(112)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	(2)
Capital gain distribution	0	0	241

Net realized gain (loss) on investments	0	0	239
Net unrealized appreciation (depreciation) on investments during the period	1	0	6,566

Net realized and unrealized gain (loss) on investments	1	0	6,805

Net increase (decrease) in net assets resulting from operations	$1	$0	$6,693

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1998
(In Thousands)

	PIC Money Market	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth	Calvert Social Balanced
Investment income
Dividends	$4	$24	$1	$6	$4	$8	$10	$0	$1

Expense
Mortality and expense risk and administrative charges	1	14	9	1	6	7	12	0	0

Net investment income (loss)	3	10	(8)	5	(2)	1	(2)	0	1

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	(4)	0	0	(9)	(5)	(1)	0	0
Capital gain distribution	0	140	67	7	90	14	45	0	1

Net realized gain (loss) on investments	0	136	67	7	81	9	44	0	1
Net unrealized appreciation (depreciation) on investments during the period	0	(239)	112	1	(208)	153	417	0	0

Net realized and unrealized gain (loss) on investments	0	(103)	179	8	(127)	162	461	0	1

Net increase (decrease) in net assets resulting from operations	$3	$(93)	$171	$13	$(129)	$163	$459	$0	$2

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 1998
(In Thousands)

	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	Oppenheimer Aggressive Growth	Oppenheimer Growth	Oppenheimer Growth and Income	Oppenheimer Strategic Bond	Total
Investment income
Dividends	$0	$1	$0	$0	$1	$2	$0	$0	$62

Expense
Mortality and expense risk and administrative charges	3	6	1	1	3	4	1	0	69

Net investment income (loss)	(3)	(5)	(1)	(1)	(2)	(2)	(1)	0	(7)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(10)	(6)	0	0	(1)	0	0	0	(36)
Capital gain distribution	2	11	0	0	5	21	1	0	404

Net realized gain (loss) on investments	(8)	5	0	0	4	21	1	0	368
Net unrealized appreciation (depreciation) on investments during the period	114	163	35	7	61	113	27	1	757

Net realized and unrealized gain (loss) on investments	106	168	35	7	65	134	28	1	1,125

Net increase (decrease) in net assets resulting from operations-	$103	$163	$34	$6	$63	$132	$27	$1	$1,118

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$27	$22	$79	$(5)	$(25)	$(67)	$(1)
Net realized gain (loss) on investments	63	615	0	1	690	592	5
Net unrealized appreciation (depreciation) of investments during the period	(297)	(1,355)	12	429	(1,339)	(1,226)	(5)

Net increase (decrease) in net assets resulting from operations	(207)	(718)	91	425	(674)	(701)	(1)

From variable life policy transactions
Contract owners' net payments	602	820	134	398	894	1,425	25
Cost of insurance and administrative charges	(226)	(330)	(65)	(138)	(394)	(576)	(12)
Surrenders	(190)	(212)	(53)	(154)	(55)	(320)	0
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(18)	(23)	2	(7)	(55)	(42)	0
Transfers from other portfolios	136	1,554	501	255	2,034	2,162	101

Net increase (decrease) in net assets resulting from variable life policy transactions	304	1,809	519	354	2,424	2,649	114

Net increase (decrease) in net assets	97	1,091	610	779	1,750	1,948	113

Net assets, beginning of year	2,916	3,378	770	1,125	4,387	6,718	39

Net assets, end of year	$3,013	$4,469	$1,380	$1,904	$6,137	$8,666	$152

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$6	$(44)	$(44)	$(13)	$13	$(6)	$(1)
Net realized gain (loss) on investments	17	249	300	23	22	8	26
Net unrealized appreciation (depreciation) of investments during the period	(43)	(1,438)	(618)	(17)	138	(63)	(8)

Net increase (decrease) in net assets resulting from operations	(20)	(1,233)	(362)	(7)	173	(61)	17

From variable life policy transactions
Contract owners' net payments	94	900	798	379	123	205	51
Cost of insurance and administrative charges	(40)	(393)	(354)	(174)	(71)	(70)	(21)
Surrenders	(2)	(73)	(87)	(45)	(7)	(21)	0
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(15)	(55)	(28)	(36)	(4)	4	1
Transfers from other portfolios	452	2,339	1,609	1,036	552	845	453

Net increase (decrease) in net assets resulting from variable life policy transactions	489	2,718	1,938	1,160	593	963	484

Net increase (decrease) in net assets	469	1,485	1,576	1,153	766	902	501
Net assets, beginning of year	121	3,500	3,774	1,933	606	205	177

Net assets, end of year	$590	$4,985	$5,350	$3,086	$1,372	$1,107	$678

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	MFS Growth Income	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
From operations
Net investment income (loss)	$(1)	$(36)	$(38)	$(18)	$66	$45	$(7)
Net realized gain (loss) on investments	0	124	261	133	0	0	88
Net unrealized appreciation (depreciation) of investments during the period	(34)	(972)	(447)	(441)	0	(30)	(108)

Net increase (decrease) in net assets resulting from operations	(35)	(884)	(224)	(326)	66	15	(27)

From variable life policy transactions
Contract owners' net payments	27	769	888	382	202	123	206
Cost of insurance and administrative charges	(4)	(319)	(362)	(179)	(67)	(59)	(90)
Surrenders	(2)	(87)	(57)	(57)	0	(23)	(6)
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	(14)	6	(19)	(13)	0	(4)
Transfers from other portfolios	447	2,206	2,205	1,838	(1,366)	368	1,373

Net increase (decrease) in net assets resulting from variable life policy transactions	468	2,555	2,680	1,965	(1,244)	409	1,479

Net increase (decrease) in net assets	433	1,671	2,456	1,639	(1,178)	424	1,452
Net assets, beginning of year	0	2,184	3,276	1,912	2,396	596	364

Net assets, end of year	$433	$3,855	$5,732	$3,551	$1,218	$1,020	$1,816

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
From operations
Net investment income (loss)	$5	$0	$0	$(3)	$(1)	$2	$4
Net realized gain (loss) on investments	0	0	0	2	0	3	27
Net unrealized appreciation (depreciation) of investments during the period	(13)	1	2	(239)	(87)	47	(3)

Net increase (decrease) in net assets resulting from operations	(8)	1	2	(240)	(88)	52	28

From variable life policy transactions
Contract owners' net payments	1	1	0	90	40	31	14
Cost of insurance and administrative charges	(4)	(1)	(2)	(33)	(9)	(7)	(8)
Surrenders	0	0	0	(3)	0	(2)	0
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	0	0	(5)	(2)	(1)	(2)
Transfers from other portfolios	179	(2)	31	1,294	701	403	548

Net increase (decrease) in net assets resulting from variable life policy transactions	176	(2)	29	1,343	730	424	552

Net increase (decrease) in net assets	168	(1)	31	1,103	642	476	580
Net assets, beginning of year	64	11	1	0	0	0	0

Net assets, end of year	$232	$10	$32	$1,103	$642	$476	$580

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Total
From operations
Net investment income (loss)	$0	$0	$(41)
Net realized gain (loss) on investments	0	0	3,249
Net unrealized appreciation (depreciation) of investments during the period	5	0	(8,149)

Net increase (decrease) in net assets resulting from operations	5	0	(4,941)

From variable life policy transactions
Contract owners' net payments	0	0	9,622
Cost of insurance and administrative charges	0	0	(4,008)
Surrenders	(2)	0	(1,458)
Death benefits	0	0	0
Net policy loan repayments (withdrawals)	0	0	(330)
Transfers from other portfolios	50	21	24,325

Net increase (decrease) in net assets resulting from variable life policy transactions	48	21	28,151

Net increase (decrease) in net assets	53	21	23,210
Net assets, beginning of year	0	0	40,453

Net assets, end of year	$53	$21	$63,663

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$(20)	$(11)	$(5)	$(9)	$(25)	$(39)	$0
Net realized gain (loss) on investments	33	37	3	0	12	64	0
Net unrealized appreciation (depreciation) of investments during the period	98	718	(7)	(7)	608	1,176	7

Net increase (decrease) in net assets resulting from operations	111	744	(9)	(16)	595	1,201	7

From variable life policy transactions
Contract owners' net payments	591	546	67	327	432	837	4
Cost of insurance and administrative charges	(254)	(223)	(46)	(114)	(222)	(396)	(1)
Surrenders	(133)	(74)	(16)	(53)	(127)	(182)	0
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(29)	(37)	(11)	(14)	(30)	(65)	0
Transfers from other portfolios	691	957	473	213	2,217	2,665	25

Net increase (decrease) in net assets resulting from variable life policy transactions	866	1,169	467	359	2,270	2,859	28

Net increase (decrease) in net assets	977	1,913	458	343	2,865	4,060	35
Net assets, beginning of year	1,939	1,465	312	782	1,522	2,658	4

Net assets, end of year	$2,916	$3,378	$770	$1,125	$4,387	$6,718	$39

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$2	$(14)	$(17)	$(8)	$2	$0	$(1)
Net realized gain (loss) on investments	9	(1)	18	3	8	3	1
Net unrealized appreciation (depreciation) of investments during the period	(2)	1,336	616	99	(9)	43	26

Net increase (decrease) in net assets resulting from operations	9	1,321	617	94	1	46	26

From variable life policy transactions
Contract owners' net payments	37	361	553	144	89	11	5
Cost of insurance and administrative charges	(7)	(167)	(224)	(97)	(41)	(3)	(2)
Surrenders	(13)	(78)	(99)	(44)	(3)	0	(1)
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(4)	(11)	(36)	(14)	(8)	0	0
Transfers from other portfolios	70	1,378	1,548	1,358	436	151	149

Net increase (decrease) in net assets resulting from variable life policy transactions	83	1,483	1,742	1,347	473	159	151

Net increase (decrease) in net assets	92	2,804	2,359	1,441	474	205	177
Net assets, beginning of year	29	696	1,415	492	132	0	0

Net assets, end of year	$121	$3,500	$3,774	$1,933	$606	$205	$177

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
From operations
Net investment income (loss)	$(10)	$(12)	$(7)	$50	$12	$0	$0
Net realized gain (loss) on investments	0	44	4	1	0	0	0
Net unrealized appreciation (depreciation) of investments during the period	850	736	210	0	0	66	1

Net increase (decrease) in net assets resulting from operations	840	768	207	51	12	66	1

From variable life policy transactions
Contract owners' net payments	279	457	147	78	41	23	3
Cost of insurance and administrative charges	(122)	(176)	(77)	(55)	(36)	(6)	0
Surrenders	(29)	(71)	(4)	(17)	(4)	(2)	0
Death benefits	0	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(13)	(37)	(8)	0	0	(2)	0
Transfers from other portfolios	631	1,324	1,288	2,036	441	285	60

Net increase (decrease) in net assets resulting from variable life policy transactions	746	1,497	1,346	2,042	442	298	63

Net increase (decrease) in net assets	1,586	2,265	1,553	2,093	454	364	64
Net assets, beginning of year	598	1,011	359	303	142	0	0

Net assets, end of year	$2,184	$3,276	$1,912	$2,396	$596	$364	$64

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
From operations
Net investment income (loss)	$0	$0	$(112)
Net realized gain (loss) on investments	0	0	239
Net unrealized appreciation (depreciation) of investments during the period	1	0	6,566

Net increase (decrease) in net assets resulting from operations	1	0	6,693

From variable life policy transactions
Contract owners' net payments	0	1	5,033
Cost of insurance and administrative charges	0	0	(2,269)
Surrenders	0	0	(950)
Death benefits	0	0	0
Net policy loan repayments (withdrawals)	0	0	(319)
Transfers from other portfolios	10	0	18,406

Net increase (decrease) in net assets resulting from variable life policy transactions	10	1	19,901

Net increase (decrease) in net assets	11	1	26,594
Net assets, beginning of year	0	0	13,859

Net assets, end of year	$11	$1	$40,453

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 1998
(In Thousands)

	PIC Money Market	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth	Calvert Social Balanced
From operations
Net investment income (loss)	$3	$10	$(8)	$5	$(2)	$1	$(2)	$0	$1
Net realized gain (loss) on investments	0	136	67	7	81	9	44	0	1
Net unrealized appreciation (depreciation) of investments during the period	0	(239)	112	1	(208)	153	417	0	0

Net increase (decrease) in net assets resulting from operations	3	(93)	171	13	(129)	163	459	0	2

From variable life policy transactions
Contract owners' net payments	196	654	467	75	326	265	585	1	12
Cost of insurance and administrative charges	(7)	(262)	(154)	(25)	(107)	(112)	(209)	0	(2)
Surrenders	(18)	(205)	(59)	(5)	(48)	(22)	(35)	0	0
Death benefits		(2)	(3)	(5)	(2)	(3)	(5)	0	0
Net policy loan repayments (withdrawals)	0	(29)	(10)	(6)	7	2	(20)	0	0
Transfers from other portfolios	78	872	504	153	166	810	1,247	3	17

Net increase (decrease) in net assets resulting from variable life policy transactions	249	1,028	745	187	342	940	1,563	4	27

Net increase (decrease) in net assets	252	935	916	200	213	1,103	2,022	4	29
Net assets, beginning of year	51	1,004	549	112	569	419	636	0	0

Net assets, end of year	$303	$1,939	$1,465	$312	$782	$1,522	$2,658	$4	$29

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1998
(In Thousands)

	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	Oppenheimer Aggressive Growth	Oppenheimer Growth	Oppenheimer Growth and Income	Oppenheimer Strategic Bond	Total
From operations
Net investment income (loss)	$(3)	$(5)	$(1)	$(1)	$(2)	$(2)	$(1)	$0	$(7)
Net realized gain (loss) on investments	(8)	5	0	0	4	21	1	0	368
Net unrealized appreciation (depreciation) of investments during the period	114	163	35	7	61	113	27	1	757

Net increase (decrease) in net assets resulting from operations	103	163	34	6	63	132	27	1	1,118

From variable life policy transactions
Contract owners' net payments	150	341	58	20	147	231	45	36	3,609
Cost of insurance and administrative charges	(54)	(94)	(15)	(4)	(50)	(70)	(14)	(10)	(1,189)
Surrenders	(8)	(6)	0	0	(7)	(4)	(1)	0	(418)
Death benefits	(2)	(5)	0	0	(1)	(3)	0	0	(31)
Net policy loan repayments (withdrawals)	17	17	0	0	0	(1)	0	0	(23)
Transfers from other portfolios	431	878	408	107	390	651	291	104	7,110

Net increase (decrease) in net assets resulting from variable life policy transactions	534	1,131	451	123	479	804	321	130	9,058

Net increase (decrease) in net assets	637	1,294	485	129	542	936	348	131	10,176
Net assets, beginning of year	59	121	7	3	56	75	11	11	3,683

Net assets, end of year	$696	$1,415	$492	$132	$598	$1,011	$359	$142	$13,859

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2000, 1999 and 1998

(In Thousands)

1.  ORGANIZATION

    Protective Variable Life Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on June 19, 1996. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under flexible premium variable life insurance polices (the Contracts).

    Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

    At December 31, 1998, the Separate Account was comprised of seven proprietary sub-accounts and ten independent sub-accounts. The seven proprietary sub-accounts were the PIC Money Market, PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, and PIC Capital Growth sub-account. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The ten independent sub-accounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, Oppenheimer Aggressive Growth, Oppenheimer Growth, Oppenheimer Growth and Income, and Oppenheimer Strategic Bond, sub-accounts. These ten independent sub-accounts were added July 1, 1997 with sales beginning on that date. Protective Life invests contract owners' funds in exchange for shares in the independent funds. Protective Life holds the shares for the contract owners.

    During the year ended December 31, 1999, the Separate Account added six additional sub-accounts. The additional sub-accounts are the MFS New Discovery, MFS Utilities, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, and Van Eck Real Estate sub-accounts. These six sub-accounts were added April 1, 1999, with sales beginning on that date. Additionally, the Oppenheimer Growth Fund changed its name to the Oppenheimer Capital Appreciation Fund, and the PIC Money Market account was replaced with the Oppenheimer Money Fund. Results of operations and changes in net assets for the PIC Money Market sub-account and the Oppenheimer Money Fund are combined for the year ended December 31, 1999.

    During the year ended December 31, 2000, the Separate Account added seven additional sub-accounts. These additional sub-accounts are the MFS Growth, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock, and Van Kampen Asset Allocation and were added May 1, 2000, with sales beginning on that date. Also the Oppenheimer Growth and Income Fund changed its name to the Oppenheimer Main Street Growth and Income Fund.

    Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable life policy transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 4). The Separate Account's assets are the property of Protective Life.

    Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's value as of December 31, 2000 and 1999 was $2.1 million and $4.6 million, respectively.

    Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual sub-accounts and between the sub-accounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

    Investment Valuation: Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

    Realized Gains and Losses: Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

    Dividend Income and Capital Gain Distributions: Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of Protective Investment Company, an affiliated entity.

    Mortality and Expense Risk: Protective Life deducts a charge from the net assets of the Separate Account to compensate for the mortality risk assumed, in which the annuitant may live for a longer period of time than estimated when the contract guarantees were established, and to protect against the risk that fees charged in administering the contracts may not cover actual future expenses. These charges are deducted from net assets held in the various sub-accounts as part of the operating results of the Separate Account (such charges do not apply to the portion of the net assets that are allocated to the General Account). The charges may vary based on the specific type and terms of the contract.

    Surrender Charges: Protective Life may assess a surrender charge on some products against the net policy assets of a contractowner if the policy is surrendered early. This surrender charge is deducted prior to the payment of any amounts to the contractowner. This surrender charge is made to reimburse Protective Life for some of the expenses incurred with the initial distribution of the policies. Surrender charges are assessed and calculated based on various factors within the policies, and generally decline as the term of the policy increases.

    Policy Loans: Contractowners may obtain loans against the net assets of the policies, subject to certain limitations. These loans generally are available to contractowners after the first anniversary of the initial policy date, are available in amounts in excess of a $500 minimum value, and are limited to maximum amounts as specified in the individual policies. These loans carry standard interest rates, which generally decline over the length of the policy, and terms which require that full repayment be made prior to the distribution of any policy benefits.

    Cost of Insurance Charges: Protective Life may assess an insurance charge to compensate for the expense of underwriting the death benefit portion of each contract. This charge depends on a number of variables, including issue age, policy duration, sex and insurance rate classification, and will fluctuate with each individual policy and as time in-force elapses. The cost of insurance charge made against each policy will not exceed the maximum cost of insurance amounts specified and set forth in the individual contracts.

    Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Income Taxes: The results of the operations of the Separate Account are included in the federal income tax return of Protective Life. Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been or is currently being made against the Separate Account for such tax.

    Reclassifications: Certain reclassifications have been made in the previously reported financial statements and the accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net assets.

3.  INVESTMENTS

    At December 31, 2000 and 1999, the investments by the respective sub-accounts were as follows (in thousands, except share data):

	2000
	Shares	Cost	Market Value
PIC Growth and Income	225,568	$3,495	$3,013
PIC International Equity	327,046	5,007	4,463
PIC Global Income	129,744	1,377	1,377
PIC Small Cap Value	166,896	1,667	1,905
PIC CORE US Equity	286,504	6,683	6,140
PIC Capital Growth	380,878	8,201	8,645
Calvert Social Small Cap Growth	11,225	149	152
Calvert Social Balanced	294,462	635	590
MFS Emerging Growth	172,862	4,972	4,985
MFS Research	256,978	5,165	5,345
MFS Growth With Income	146,813	2,968	3,085
MFS Total Return	70,025	1,235	1,372
MFS New Discovery	66,596	1,126	1,105
MFS Utilities	28,839	664	682
MFS Growth	33,301	467	433
Oppenheimer Aggressive Growth	54,423	3,910	3,851
Oppenheimer Capital Appreciation	122,644	5,314	5,719
Oppenheimer Main St. Growth and Income	166,982	3,754	3,550
Oppenheimer Money Fund	1,232,465	1,233	1,234
Oppenheimer Strategic Bond	216,909	1,046	1,017
Oppenheimer Global Securities	59,802	1,853	1,812
Oppenheimer High Income	25,002	245	232
Van Eck Hard Asset	856	9	10
Van Eck Real Estate	3,059	30	32
Van Kampen Emerging Growth	26,606	1,342	1,103
Van Kampen Enterprise	31,638	729	642
Van Kampen Comstock	40,481	429	476
Van Kampen Growth and Income	34,115	583	580
Van Kampen Strategic Stock	4,430	48	53
Van Kampen Asset Allocation	1,996	21	21

	4,619,145	$64,357	$63,624

	1999
	Shares	Cost	Market Value
PIC Growth and Income	199,873	$3,101	$2,916
PIC International Equity	181,309	2,585	3,396
PIC Global Income	75,499	803	791
PIC Small Cap Value	130,298	1,321	1,130
PIC CORE US Equity	162,705	3,634	4,430
PIC Capital Growth	254,862	5,049	6,719
Calvert Social Small Cap Growth	2,937	31	39
Calvert Social Balanced	55,810	123	121
MFS Emerging Growth	92,378	2,055	3,506
MFS Research	161,214	2,983	3,781
MFS Growth With Income	91,675	1,820	1,954
MFS Total Return	34,134	607	606
MFS New Discovery	11,782	161	203
MFS Utilities	7,306	151	177
Oppenheimer Aggressive Growth	26,609	1,279	2,192
Oppenheimer Capital Appreciation	65,531	2,417	3,269
Oppenheimer Growth and Income	78,728	1,702	1,939
Oppenheimer Money Fund	2,384,042	2,384	2,385
Oppenheimer Strategic Bond	124,304	617	618
Oppenheimer Global Securities	10,824	295	362
Oppenheimer High Income	5,986	64	64
Van Eck Hard Asset	1,017	11	11
Van Eck Real Estate	120	1	1

	4,158,943	$33,194	$40,610

    During the year ended December 31, 2000, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	57,286	124,684	61,016	61,667	111,499	128,895	11,403
Shares received from reinvestment of dividends	8,603	45,650	8,754	904	30,706	24,523	425

Total shares acquired	65,889	170,334	69,770	62,571	142,205	153,418	11,828
Shares redeemed	(40,194)	(24,597)	(15,525)	(25,973)	(18,406)	(27,402)	(3,540)

Net increase (decrease) in shares owned	25,695	145,737	54,245	36,598	123,799	126,016	8,288
Shares owned, beginning of period	199,873	181,309	75,499	130,298	162,705	254,862	2,937

Shares owned, end of period	225,568	327,046	129,744	166,896	286,504	380,878	11,225

Cost of shares acquired	$965	$2,793	$733	$609	$3,523	$3,837	$168

Cost of shares redeemed	$(571)	$(371)	$(159)	$(263)	$(474)	$(685)	$(50)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	243,474	80,013	92,982	77,813	47,140	56,815	25,429
Shares received from reinvestment of dividends	13,346	7,304	13,117	1,480	2,675	491	1,248

Total shares acquired	256,820	87,317	106,099	79,293	49,815	57,306	26,677
Shares redeemed	(18,168)	(6,833)	(10,335)	(24,155)	(13,924)	(2,492)	(5,144)

Net increase (decrease) in shares owned	238,652	80,484	95,764	55,138	35,891	54,814	21,533
Shares owned, beginning of period	55,810	92,378	161,214	91,675	34,134	11,782	7,306

Shares owned, end of period	294,462	172,862	256,978	146,813	70,025	66,596	28,839

Cost of shares acquired	$551	$3,157	$2,418	$1,658	$874	$1,011	$637

Cost of shares redeemed	$(39)	$(240)	$(236)	$(509)	$(246)	$(46)	$(124)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Shares purchased	33,751	28,662	54,278	98,123	2,709,847	102,645	47,645
Shares received from reinvestment of dividends	0	1,154	5,012	6,087	75,777	11,313	2,737

Total shares acquired	33,751	29,816	59,290	104,210	2,785,624	113,958	50,382
Shares redeemed	(450)	(2,002)	(2,177)	(15,956)	(3,937,201)	(21,353)	(1,404)

Net increase (decrease) in shares owned	33,301	27,814	57,113	88,254	(1,151,577)	92,605	48,978
Shares owned, beginning of period	0	26,609	65,531	78,728	2,384,042	124,304	10,824

Shares owned, end of period	33,301	54,423	122,644	166,982	1,232,465	216,909	59,802

Cost of shares acquired	$474	$2,826	$3,007	$2,434	$2,787	$530	$1,606

Cost of shares redeemed	$(7)	$(195)	$(110)	$(382)	$(3,938)	$(101)	$(48)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Shares purchased	23,954	1,873	4,200	27,607	32,300	40,647	35,733
Shares received from reinvestment of dividends	612	13	2	0	0	536	1,909

Total shares acquired	24,566	1,886	4,202	27,607	32,300	41,183	37,642
Shares redeemed	(5,550)	(2,047)	(1,263)	(1,001)	(662)	(702)	(3,527)

Net increase (decrease) in shares owned	19,016	(161)	2,939	26,606	31,638	40,481	34,115
Shares owned, beginning of period	5,986	1,017	120	0	0	0	0

Shares owned, end of period	25,002	856	3,059	26,606	31,638	40,481	34,115

Cost of shares acquired	$236	$21	$42	$1,392	$745	$437	$641

Cost of shares redeemed	$(55)	$(23)	$(13)	$(50)	$(16)	$(8)	$(58)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation
Shares purchased	4,785	1,997
Shares received from reinvestment of dividends	0	0

Total shares acquired	4,785	1,997
Shares redeemed	(355)	(1)

Net increase (decrease) in shares owned	4,430	1,996
Shares owned, beginning of period	0	0

Shares owned, end of period	4,430	1,996

Cost of shares acquired	$52	$21

Cost of shares redeemed	$(4)	$0

   During the year ended December 31, 1999, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC Inter- national Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	98,819	86,028	63,125	63,864	111,639	138,272	3,805
Shares received from reinvestment of dividends	2,383	2,972	280	24	568	2,946	1

Total shares acquired	101,202	89,000	63,405	63,888	112,207	141,218	3,806
Shares redeemed	(37,920)	(8,517)	(16,857)	(22,422)	(17,308)	(12,282)	(1,191)

Net increase (decrease) in shares owned	63,282	80,483	46,548	41,466	94,899	128,936	2,615
Shares owned, beginning of period	136,591	100,826	28,951	88,832	67,806	125,926	322

Shares owned, end of period	199,873	181,309	75,499	130,298	162,705	254,862	2,937

Cost of shares acquired	$1,473	$1,356	$668	$560	$2,731	$3,173	$42

Cost of shares redeemed	$(552)	$(130)	$(178)	$(192)	$(425)	$(276)	$(14)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth with Income	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	47,305	66,347	98,758	77,155	30,678	14,365	12,178
Shares received from reinvestment of dividends	5,331	0	1,167	334	781	186	0

Total shares acquired	52,636	66,347	99,925	77,489	31,459	14,551	12,178
Shares redeemed	(10,413)	(6,503)	(12,956)	(9,504)	(4,663)	(2,769)	(4,872)

Net increase (decrease) in shares owned	42,223	59,844	86,969	67,985	26,796	11,782	7,306
Shares owned, beginning of period	13,587	32,534	74,245	23,690	7,338	0	0

Shares owned, end of period	55,810	92,378	161,214	91,675	34,134	11,782	7,306

Cost of shares acquired	$117	$1,627	$1,992	$1,573	$565	$194	$254

Cost of shares redeemed	$(23)	$(157)	$(260)	$(194)	$(84)	$(34)	$(103)

	Oppenheimer Aggresive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Shares purchased	15,443	40,681	71,164	2,999,557	114,011	11,509	5,994
Shares received from reinvestment of dividends	0	1,264	331	24	568	2,946	0

Total shares acquired	15,443	41,945	71,495	2,999,581	114,579	14,455	5,994
Shares redeemed	(2,169)	(4,015)	(10,297)	(919,175)	(17,684)	(3,631)	(8)

Net increase (decrease) in shares owned	13,274	37,930	61,198	2,080,406	96,895	10,824	5,986
Shares owned, beginning of period	13,335	27,601	17,530	303,636	27,409	0	0

Shares owned, end of period	26,609	65,531	78,728	2,384,042	124,304	10,824	5,986

Cost of shares acquired	$861	$1,676	$1,599	$3,060	$578	$313	$64

Cost of shares redeemed	$(119)	$(159)	$(229)	$(979)	$(100)	$(17)	$0

	Van Eck Hard Asset	Van Eck Real Estate
Shares purchased	1,019	155
Shares received from reinvestment of dividends	0	0

Total shares acquired	1,019	155
Shares redeemed	(2)	(35)

Net increase (decrease) in shares owned	1,017	120
Shares owned, beginning of period	0	0

Shares owned, end of period	1,017	120

Cost of shares acquired	$11	$1

Cost of shares redeemed	$0	$0

4.  RELATED PARTY TRANSACTIONS

    Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with policy terms. These deductions include, where appropriate, tax, surrender, cost of insurance protection and administrative charges. These deductions are made to the individual policies in accordance with the terms governing each policy as set forth in the policy.

    The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Fund.

    Protective Life offers a loan privilege to contract owners. Contract owners may obtain loans using the contract as the only security for the loan. Loans may be subject to provisions of The Internal Revenue Code of 1986, as amended. Loans outstanding approximated $1.1 million and $0.4 million at December 31, 2000 and 1999, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Share Owner
Protective Life Insurance Company
Birmingham, Alabama

    In our opinion, the consolidated financial statements listed in the index on page F-1 of this Form S-6 present fairly, in all material respects, the financial position of Protective Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the index on page F-1 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 1, 2001

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(Dollars in thousands)

	Year Ended December 31
	2000	1999	1998
REVENUES
Premiums and policy fees	$1,545,969	$1,137,256	$1,027,340
Reinsurance ceded	(822,450)	(538,033)	(459,215)

Net of reinsurance ceded	723,519	599,223	568,125
Net investment income	696,937	623,231	603,795
Realized investment gains (losses)	(14,599)	4,760	2,136
Other income	51,202	27,102	20,201

	1,457,059	1,254,316	1,194,257

BENEFITS AND EXPENSES
Benefits and settlement expenses (net of reinsurance ceded: 2000-$538,291; 1999-$344,474; 1998-$330,494)	924,210	771,527	730,496
Amortization of deferred policy acquisition costs	149,574	104,913	111,188
Amortization of goodwill	3,867
Other operating expenses (net of reinsurance ceded: 2000-$223,498; 1999-$150,570; 1998-$166,375)	187,302	176,439	172,228

	1,264,953	1,052,879	1,013,912

INCOME BEFORE INCOME TAX	192,106	201,437	180,345
INCOME TAX EXPENSE
Current	15,491	47,504	48,237
Deferred	52,580	25,675	14,925

	68,071	73,179	63,162

NET INCOME	$124,035	$128,258	$117,183

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands, except per share amounts)

	December 31
	2000	1999
ASSETS
Investments:
Fixed maturities, at market (amortized cost: 2000-$7,463,700; 1999-$6,546,798)	$7,390,110	$6,304,554
Equity securities, at market (cost: 2000-$44,450; 1999-$32,092)	41,792	30,696
Mortgage loans on real estate	2,268,224	1,946,690
Investment real estate, net of accumulated depreciation (2000-$1,226; 1999-$1,014)	12,566	15,582
Policy loans	230,527	232,126
Other long-term investments	66,646	39,943
Short-term investments	172,699	81,171

Total investments	10,182,564	8,650,762
Cash	33,517
Accrued investment income	121,996	101,120
Accounts and premiums receivable, net of allowance for uncollectible amounts (2000-$2,195; 1999-$2,540)	72,189	45,852
Reinsurance receivables	1,099,574	859,684
Deferred policy acquisition costs	1,189,380	1,011,524
Goodwill, net	241,831
Property and equipment, net	51,166	49,002
Other assets	120,874	27,712
Receivable from related parties	4,768	13,059
Assets related to separate accounts
Variable Annuity	1,841,439	1,778,618
Variable Universal Life	63,504	40,293
Other	3,746	3,517

	$15,026,548	$12,581,143

LIABILITIES
Policy liabilities and accruals:
Future policy benefits and claims	$5,033,397	$4,566,426
Unearned premiums	935,605	507,659

Total policy liabilities and accruals	5,969,002	5,074,085
Stable value investment contract deposits	3,177,863	2,680,009
Annuity deposits	1,916,894	1,639,231
Other policyholders' funds	125,336	116,815
Other liabilities	324,901	293,862
Accrued income taxes	(10,932)	(25,833)
Deferred income taxes	72,065	(32,335)
Note payable	2,315	2,338
Indebtedness to related parties	10,000	14,000
Liabilities related to separate accounts
Variable Annuity	1,841,439	1,778,618
Variable Universal Life	63,504	40,293
Other	3,746	3,517

Total liabilities	13,496,133	11,584,600

COMMITMENTS AND CONTINGENT LIABILITIES — NOTE G
SHARE-OWNER'S EQUITY
Preferred Stock, $1.00 par value, shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1.00 par value, shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	632,805	327,992
Note receivable from PLC Employee Stock Ownership Plan	(4,841)	(5,148)
Retained earnings	948,819	814,777
Accumulated other comprehensive income
Net unrealized gains (losses) on investments (net of income tax: 2000-$(27,661); 1999-$(78,658))	(51,370)	(146,080)

Total share-owner's equity	1,530,415	996,543

	$15,026,548	$12,581,143

See notes to consolidated financial statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY

(Dollars in thousands, except per share amounts)

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Total Share-Owner's Equity
Balance, December 31, 1997	$2	$5,000	$327,992	$(5,378)	$629,436	$61,727	$1,018,779

Net income for 1998					117,183		117,183
Decrease in net unrealized gains on investments (net of income tax-$(2,844))						(5,281)	(5,281)
Reclassification adjustment for amounts included in net income (net of income tax: $(747))						(1,389)	(1,389)

Comprehensive income for 1998							110,513

Common dividends ($12 per share)					(60,000)		(60,000)
Preferred dividends ($50 per share)					(100)		(100)
Decrease in note receivable from PLC ESOP				179			179

Balance, December 31, 1998	2	5,000	327,992	(5,199)	686,519	55,057	1,069,371

Net income for 1999					128,258		128,258
Decrease in net unrealized gains on investments (net of income tax — $(106,638))						(198,043)	(198,043)
Reclassification adjustment for amounts included in net income (net of income tax: $(1,666))						(3,094)	(3,094)

Comprehensive loss for 1999							(72,879)

Decrease in note receivable from PLC ESOP				51			51

Balance, December 31, 1999	2	5,000	327,992	(5,148)	814,777	(146,080)	996,543
Net income for 2000					124,035		124,035
Decrease in net unrealized losses on investments (net of income tax — $45,887)						85,221	85,221
Reclassification adjustment for amounts included in net income (net of income tax — $5,110)						9,489	9,489

Comprehensive income for 2000							218,745

Capital contribution			81,000				81,000
Transfer of subsidiaries from PLC (see Note A)			223,813		10,007		233,820
Decrease in note receivable from PLC ESOP				307			307

Balance, December 31, 2000	$2	$5,000	$632,805	$(4,841)	$948,819	$(51,370)	$1,530,415

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	December 31
	2000	1999	1998
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$124,035	$128,258	$117,183
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	14,599	(4,760)	(2,136)
Amortization of deferred policy acquisition costs	149,574	104,913	111,188
Amortization of goodwill	3,867
Capitalization of deferred policy acquisition costs	(338,685)	(239,483)	(192,838)
Depreciation expense	9,581	10,513	7,110
Deferred income taxes	55,161	24,234	14,925
Accrued income taxes	13,265	(14,841)	(11,933)
Interest credited to universal life and investment products	766,004	331,746	352,721
Policy fees assessed on universal life and investment products	(197,581)	(165,818)	(139,689)
Change in accrued investment income and other receivables	(160,488)	(119,183)	(159,362)
Change in policy liabilities and other policyholder funds of traditional life and health products	508,454	215,201	322,464
Change in other liabilities	1,809	67,552	(19,771)
Other (net)	(34,626)	(5,526)	(22,634)

Net cash provided by operating activities	914,969	332,806	377,228

CASH FLOWS FROM INVESTING ACTIVITIES
Maturities and principal reduction of investments:
Investments available for sale	12,828,276	9,973,742	10,445,407
Other	133,814	243,280	198,559
Sale of investments:
Investment available for sale	810,716	537,343	1,080,265
Other	5,222	267,892	155,906
Cost of investments acquired:
Investments available for sale	(14,384,625)	(10,625,354)	(11,505,098)
Other	(463,909)	(864,100)	(662,350)
Acquisitions and bulk reinsurance assumptions	(141,040)	46,508
Purchase of property and equipment	(5,085)	(18,075)	(13,077)
Sale of property and equipment		151

Net cash used in investing activities	(1,216,631)	(438,613)	(300,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under line of credit arrangements and long-term debt	2,197,800	4,351,177	1,975,800
Capital contribution from PLC	81,000
Principal payments on line of credit arrangements and long-term debt	(2,197,823)	(4,351,203)	(1,973,437)
Principal payment on surplus note to PLC	(4,000)	(4,000)	(2,000)
Dividends to share owner			(60,100)
Investment product deposits and change in universal life deposits	1,811,484	1,300,736	981,124
Investment product withdrawals	(1,553,282)	(1,190,903)	(1,037,424)

Net cash provided by (used in) financing activities	335,179	105,807	(116,037)

INCREASE(DECREASE) IN CASH	33,517	0	(39,197)
CASH AT BEGINNING OF YEAR	0	0	39,197

CASH AT END OF YEAR	$33,517	$0	$0

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year:
Interest on debt	$3,310	$5,611	$8,338
Income taxes	$25,638	$56,192	$57,429
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Reduction of principal on note from ESOP	$307	$51	$179
Acquisitions, related reinsurance transactions and subsidiary transfer
Assets acquired	$759,067	$12,502	$247,894
Liabilities assumed	(384,207)	(12,502)	(380,405)
Equity from subsidiary transfer (see Note A)	(233,820)	0	0

Net	$141,040	$0	$(132,511)

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

    The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (Protective) are prepared on the basis of accounting principles generally accepted in the United States of America. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses. Actual results could differ from these estimates.

  Entities Included

    The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries. Protective is a wholly-owned subsidiary of Protective Life Corporation (PLC), an insurance holding company.

    On October 1, 2000, PLC transferred its ownership of twenty companies (that market prepaid dental products) to Protective. This transfer was accounted for in a manner similar to that in pooling-of-interests accounting, which resulted in the assets and liabilities of these companies being transferred at amounts equal to PLC's bases (including approximately $200 million of goodwill). In addition, Protective's share-owner's equity was adjusted by an amount equal to the companies' share-owner's equity at October 1, 2000. The results of operations of these companies have been included in the accompanying financial statements since the effective date of the transfer.

  Nature of Operations

    Protective provides financial services through the production, distribution, and administration of insurance and investment products. Protective markets individual life insurance, indemnity and prepaid dental products, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. Protective also maintains a separate division devoted exclusively to the acquisition of insurance policies from other companies.

    The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, and other factors.

  Recently Issued Accounting Standards

    In 1999, Protective adopted Statement of Financial Accounting Standards (SFAS) No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," and Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance Related Assessments" issued by the American Institute of Certified Public Accountants. The adoption of these accounting standards did not have a material effect on PLC's or Protective's financial statements.

    The Financial Accounting Standards Board (FASB) has issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective January 1, 2001, SFAS No. 133 (as amended by SFAS Nos. 137 and 138) requires Protective to record derivative financial instruments, including certain derivative instruments embedded in other contracts, on its balance sheet and to carry such derivatives at fair value. Derivatives that are not designated to be part of a qualifying hedging relationship must be adjusted to fair value each period through net income. If the derivative is a hedge, its change in fair value is either offset against the change in fair value of the hedged item through net income or recorded in share-owners' equity until the hedged item is recognized in net income. The fair value of derivatives increases or decreases as interest rates and general economic conditions change. The adoption of SFAS No. 133 on January 1, 2001, will result in a cumulative after-tax charge to net income of approximately $8.3 million and a cumulative after-tax increase to other comprehensive income of approximately $4.0 million in the first quarter of fiscal 2001. The adoption will also impact assets and liabilities recorded on the balance sheet. Prospectively, the adoption may introduce volatility into Protective's reported net income and other comprehensive income depending on future market conditions and Protective's hedging activities.

    In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125." SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets. This statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001.

  Investments

    Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale."

    Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

  •
  Fixed maturities (bonds, and redeemable preferred stocks) — at current market value. Where market values are unavailable, Protective obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) — at current market value.

  •
  Mortgage loans — at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

  •
  Investment real estate — at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans — at unpaid balances.

  •
  Other long-term investments — at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments — at cost, which approximates current market value.

    Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.6 million in bank deposits voluntarily restricted as to withdrawal.

    As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax, reported as a component of share-owner's equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect Protective's operations, its reported share-owner's equity will fluctuate significantly as interest rates change.

    Protective's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:

	2000	1999
Total investments	$10,258,809	$8,894,426
Deferred policy acquisition costs	1,192,696	992,518
All other assets	3,654,604	2,918,857

	$15,106,109	$12,805,801

Deferred income taxes	$100,256	$46,243
All other liabilities	13,424,068	11,616,935

	13,524,324	11,663,178
Share-owner's equity	1,581,785	1,142,623

	$15,106,109	$12,805,801

    Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

  Derivative Financial Instruments

    Combinations of interest rate swap contracts, options, and futures contracts are sometimes used as hedges against changes in interest rates for certain investments, primarily outstanding mortgage loan commitments, mortgage loans, and mortgage-backed securities, and liabilities arising from interest-sensitive products. Realized gains and losses on certain contracts are deferred and amortized over the life of the hedged asset or liability, and such amortization is recorded in investment income or interest expense. Any unamortized gain or loss is recorded as a realized investment gain or loss upon the early termination of a hedged asset or liability, or when the anticipated transaction is no longer likely to occur. No realized gains or losses were deferred in 2000 and 1999.

    Protective accounts for certain interest rate swaps designated as hedges of available-for-sale securities on a mark-to-market basis. The accrual of interest payable or receivable on these interest rate swaps is reported in investment income. Changes in the market values of these interest rate swaps, exclusive of net interest accruals, are reported in other comprehensive income on a net-of-tax basis.

    Protective uses interest rate swap contracts, swaptions (options to enter into interest rate swap contracts), caps and floors to convert certain investments from a variable to a fixed rate of interest and from a fixed rate to a variable rate of interest. Swap contracts are also used to alter the effective durations of assets and liabilities. Amounts paid or received related to the initiation of certain interest rate swap contracts, swaptions, caps, and floors are deferred and amortized over the life of the related financial instrument, and subsequent periodic settlements are recorded in investment income or interest expense. Gains or losses on contracts terminated upon the early termination of the related financial instrument are recorded as realized investment gains or losses. Amounts paid and received related to the initiation of interest rate swap contracts, swaptions, caps and floors were $1.3 million and $1.1 million, respectively, in 2000. Amounts paid were $1.4 million and $1.0 million in 1999 and 1998, respectively. No amounts were received in 1999 and 1998.

    Protective utilizes foreign currency swaps as hedges of the foreign currency exchange risk associated with its obligations under certain stable value contracts denominated in foreign currencies. Gains and losses are recognized on the currency swaps to the extent of changes in spot exchange rates since inception of the contracts.

    At December 31, 2000, contracts with a notional amount of $2,424.3 million were in a $13.0 million net unrealized loss position. At December 31, 1999, contracts with a notional amount of $1,328.9 million were in a $2.1 million net unrealized gain position. Protective recognized realized investment gains related to derivative financial instruments of $4.5 million and $3.8 million in 2000 and 1999, respectively.

    Protective's derivative financial instruments are with highly rated counterparties.

  Cash

    Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. Protective has deposits with certain financial institutions which exceed federally insured limits. Protective has reviewed the credit worthiness of these financial institutions and believes there is minimal risk of a material loss.

  Property and Equipment

    Property and equipment are reported at cost. Protective primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

    Property and equipment consisted of the following at December 31:

	2000	1999
Home office building	$41,184	$40,524
Other, principally furniture and equipment	66,484	54,412

	107,668	94,936
Accumulated depreciation	56,502	45,934

	$51,166	$49,002

  Separate Accounts

    The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.

  Revenues and Benefits Expense

  •
  Traditional Life, Health, and Credit Insurance Products — Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

  Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

    Activity in the liability for unpaid claims is summarized as follows:

	2000	1999	1998
Balance beginning of year	$120,575	$90,332	$106,121
Less reinsurance	47,661	20,019	18,673

Net balance beginning of year	72,914	70,313	87,448

Incurred related to:
Current year	311,633	311,002	288,015
Prior year	(4,489)	(5,574)	(10,198)

Total incurred	307,144	305,428	277,817

Paid related to:
Current year	241,566	264,298	236,001
Prior year	60,972	40,197	58,951

Total paid	302,538	304,495	294,952

Other changes:
Acquisitions and reserve transfers	6,623	1,668	0

Net balance end of year	84,143	72,914	70,313
Plus reinsurance	25,830	47,661	20,019

Balance end of year	$109,973	$120,575	$90,332

  •
  Universal Life and Investment Products — Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.6% to 9.4% in 2000.

    Protective's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

  Deferred Policy Acquisition Costs

    Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,"' Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.

    The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. Protective amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $343.6 million and $340.6 million at December 31, 2000 and 1999, respectively. During 2000 $47.3 million of present value of future profits was capitalized (relating to acquisitions made during the year) and $44.3 million was amortized. During 1999 $13.3 million of present value of future profits was capitalized, and $43.0 million was amortized.

  Goodwill

    Goodwill is being amortized straight-line over periods ranging from 20 to 40 years. Goodwill at December 31, 2000, is as follows:

Goodwill	$260,773
Accumulated amortization	18,942

$241,831

    Protective periodically evaluates the recoverability of its goodwill by comparing expected future cash flows to the amount of unamortized goodwill. If this evaluation were to indicate the unamortized goodwill is impaired, the goodwill would be reduced to an amount representing the present value of applicable estimated future cash flows.

  Income Taxes

    Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

  Reclassifications

    Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income, total assets, or share-owner's equity.

NOTE B — RECONCILIATION WITH STATUTORY REPORTING PRACTICES

    Financial statements prepared in conformity with accounting principals generally accepted in the United States of America differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are provided for temporary differences between financial and taxable earnings; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owner's equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

    The reconciliations of net income and share-owner's equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:

	Net Income			Share-Owner's Equity
	2000	1999	1998	2000	1999	1998
In conformity with statutory reporting practices:-(1)	$66,694	$75,114	$147,077	$628,274	$567,634	$531,956
Additions (deductions) by adjustment:
Deferred policy acquisition costs, net of amortization	157,617	120,644	68,155	1,189,380	1,011,524	841,425
Deferred income tax	(52,580)	(25,675)	(14,925)	(72,065)	32,335	(51,735)
Asset Valuation Reserve				103,853	41,104	66,922
Interest Maintenance Reserve	(3,540)	(226)	(1,355)	9,715	19,328	15,507
Nonadmitted items				97,447	51,350	42,835
Other timing and valuation adjustments	(43,757)	72,527	(76,214)	(204,985)	(467,130)	(282,480)
Noninsurance affiliates	21,276	20,698	18,171
Consolidation elimination	(21,675)	(134,824)	(23,726)	(221,204)	(259,602)	(95,059)

In conformity with generally accepted accounting principles	$124,035	$128,258	$117,183	$1,530,415	$996,543	$1,069,371

(1)	Consolidated

    As of December 31, 2000, Protective and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $83.6 million.

    The National Association of Insurance Commissioners has adopted the Codification of Statutory Accounting Principles (Codification). Codification changes current statutory accounting rules in several areas and is effective January 1, 2001. Although Protective has not estimated the potential effect, it does not believe Codification will have a material effect on the financial position, results of operations, or liquidity of Protective.

NOTE C — INVESTMENT OPERATIONS

    Major categories of net investment income for the years ended December 31 are summarized as follows:

	2000	1999	1998
Fixed maturities	$531,887	$466,957	$463,416
Equity securities	2,532	775	905
Mortgage loans	177,917	172,027	158,461
Investment real estate	2,027	1,949	1,224
Policy loans	14,977	15,994	12,346
Other, principally short-term investments	15,491	20,244	16,536

	744,831	677,946	652,888
Investment expenses	47,894	54,715	49,093

	$696,937	$623,231	$603,795

    Realized investment gains (losses) for the years ended December 31 are summarized as follows:

	2000	1999	1998
Fixed maturities	$(14,896)	$13,049	$4,374
Equity securities	1,685	(3,371)	(4,465)
Mortgage loans and other investments	(1,388)	(4,918)	2,227

	$(14,599)	$4,760	$2,136

    Protective recognizes permanent impairments through changes to an allowance for uncollectible amounts on investments. The allowance totaled $21.8 million at December 31, 2000 and $21.1 million at December 31, 1999. Additions and reductions to the allowance are included in realized investment gains (losses). Without such additions/reductions, Protective had net realized investment losses of $13.9 million in 2000, net realized investment gains of $1.7 million in 1999, and net realized investment gains of $3.2 million in 1998.

    In 2000, gross gains on the sale of investments available for sale (fixed maturities, equity securities and short-term investments) were $21.2 million and gross losses were $34.4 million. In 1999, gross gains were $48.8 million and gross losses were $33.6 million. In 1998, gross gains were $32.3 million and gross losses were $32.5 million.

    The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:

2000	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$2,915,813	$49,372	$33,173	$2,932,012
United States Government and authorities	95,567	2,662	0	98,229
States, municipalities, and political subdivision	88,222	3,408	0	91,630
Public utilities	631,698	7,803	5,591	633,910
Convertibles and bonds with warrants	69,013	11,277	12,145	68,145
All other corporate bonds	3,662,586	49,536	146,732	3,565,390
Redeemable preferred stocks	801	0	7	794

	7,463,700	124,058	197,648	7,390,110
Equity securities	44,450	2,761	5,419	41,792
Short-term investments	172,699	0	0	172,699

	$7,680,849	$126,819	$203,067	$7,604,601

1999	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$2,619,918	$18,491	$101,150	$2,537,259
United States Government and authorities	154,954	138	1,257	153,835
States, municipalities, and political subdivisions	27,254	7	295	26,966
Public utilities	537,834	301	14,690	523,445
Convertibles and bonds with warrants	693	0	155	538
All other corporate bonds	3,204,963	5,938	149,591	3,061,310
Redeemable preferred stocks	1,182	19	0	1,201

	6,546,798	24,894	267,138	6,304,554
Equity securities	32,092	644	2,040	30,696
Short-term investments	81,171	0	0	81,171

	$6,660,061	$25,538	$269,178	$6,416,421

    The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

2000	Amortized Cost	Estimated Market Values
Due in one year or less	$508,619	$505,081
Due after one year through five years	3,946,183	3,930,126
Due after five years through ten years	2,125,817	2,108,270
Due after ten years	883,081	846,633

	$7,463,700	$7,390,110

1999	Amortized Cost	Estimated Market Values
Due in one year or less	$322,576	$322,074
Due after one year through five years	2,926,510	2,877,029
Due after five years through ten years	2,161,638	2,058,897
Due after ten years	1,136,074	1,046,554

	$6,546,798	$6,304,554

    At December 31, 2000 and 1999, Protective had bonds which were rated less than investment grade of $226.5 million and $243.6 million, respectively, having an amortized cost of $306.0 million and $293.1 million, respectively. At December 31, 2000, approximately $70.1 million of the bonds rated less than investment grade were securities issued in company-sponsored commercial mortgage loan securitizations. Approximately $1,160.5 million of bonds are not publicly traded.

    The change in unrealized gains (losses), net of income tax on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

	2000	1999	1998
Fixed maturities	$109,625	$(217,901)	$(21,705)
Equity securities	(820)	973	4,605

    At December 31, 2000, all of Protective's mortgage loans were commercial loans of which 76% were retail, 11% were apartments, 6% were office buildings, and 5% were warehouses, and 2% other. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than 5% of mortgage loans. Approximately 75% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Georgia, Florida, Alabama, South Carolina, Virginia, North Carolina, Mississippi, Washington, Ohio, and Kentucky.

    Many of the mortgage loans have call provisions after 3 to 10 years. Assuming the loans are called at their next call dates, approximately $121.3 million would become due in 2001, $595.5 million in 2002 to 2005, and $282.6 million in 2006 to 2010, and $21.4 million thereafter.

    At December 31, 2000, the average mortgage loan was approximately $2.3 million, and the weighted average interest rate was 7.8%. The largest single mortgage loan was $19.0 million.

    At December 31, 2000 and 1999, Protective's problem mortgage loans (over ninety days past due) and foreclosed properties totaled $20.6 million and $22.9 million, respectively. Since Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.

    Certain investments with a carrying value of $4.7 million were non-income producing for the twelve months ended December 31, 2000.

    Policy loan interest rates generally range from 4.0% to 8.0%.

NOTE D — FEDERAL INCOME TAXES

    Protective's effective income tax rate varied from the maximum federal income tax rate as follows:

	2000	1999	1998
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt interest	(0.6)	(0.1)	(0.1)
Low-income housing credit	(0.4)	(0.5)	(0.5)
Other	0.2	0.3	0.1
State income taxes	1.2	1.6	0.5

Effective income tax rate	35.4%	36.3%	35.0%

    The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

    Details of the deferred income tax provision for the years ended December 31 are as follows:

	2000	1999	1998
Deferred policy acquisition costs	$44,815	$46,175	$60,746
Benefits and other policy liability changes	10,969	(27,158)	(41,268)
Temporary differences of investment income	(3,333)	6,655	(3,491)
Other items	129	3	(1,062)

	$52,580	$25,675	$14,925

    The components of Protective's net deferred income tax liability as of December 31 were as follows:

	2000	1999
Deferred income tax assets:
Policy and policyholder liability reserves	$205,815	$217,642
Other	1,959	2,088

	207,774	219,730

Deferred income tax liabilities:
Deferred policy acquisition costs	302,631	257,816
Unrealized losses on investments	(22,792)	(70,421)

	279,839	187,395

Net deferred income tax liability	$72,065	$(32,335)

    Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 2000 was approximately $70.5 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $882 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Under current income tax laws, Protective does not anticipate paying income tax on amounts in the Policyholders' Surplus accounts.

    Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.

NOTE E — DEBT

    Under revolving line of credit arrangements with several banks, PLC can borrow up to $125 million on an unsecured basis. These lines of credit arrangements contain, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 50% of its total capital. At December 31, 2000, PLC had no borrowings outstanding under these credit arrangements.

    Protective has arranged sources of credit to temporarily fund scheduled investment commitments. Protective expects that the rate received on its investments will equal or exceed its borrowing rate. Protective had no such temporary borrowings outstanding at December 31, 2000 and 1999. Also, Protective has a mortgage note on investment real estate amounting to approximately $2.3 million that matures in 2003.

    Included in indebtedness to related parties is a surplus debenture issued by Protective to PLC. At December 31, 2000, the balance of the surplus debenture was $10.0 million. The debenture matures in 2003 and has an interest rate of 8.5%.

    Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

    Interest expense on debt totaled $3.8 million, $5.1 million, and $8.3 million in 2000, 1999, and 1998, respectively.

NOTE F — RECENT ACQUISITIONS

    In October 1998 Protective coinsured a block of life insurance policies from Lincoln National Corporation. The policies represent the payroll deduction business originally marketed and underwritten by Aetna. In September 1999, Protective recaptured a block of credit life and disability policies which it had previously ceded.

    In January 2000, Protective acquired the Lyndon Insurance Group (Lyndon). The assets acquired included $47.3 million of present value of future profits and $41.4 million of goodwill.

    These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since their respective effective dates.

    Summarized below are the consolidated results of operations for 1999, on an unaudited pro forma basis, as if the Lyndon acquisition had occurred as of January 1, 1999. The pro forma information is based on Protective's consolidated results of operations for 1999, and on data provided by Lyndon, after giving effect to certain pro forma adjustments. The pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above nor are they indicative of results of the future operations of the combined enterprises.

1999
(unaudited)
Total revenues	$1,353,850
Net income	$136,923

    On January 19, 2001, Protective coinsured a block of individual life insurance policies with approximately $80 million of annual premium and $725 million of policy liabilities.

NOTE G — COMMITMENTS AND CONTINGENT LIABILITIES

    Protective leases administrative and marketing office space in approximately 46 cities including Birmingham, with most leases being for periods of three to five years. The aggregate annual rent is approximately $7.8 million.

    Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

    A number of civil jury verdicts have been returned against insurers and other providers of financial services involving the sales practices, alleged agent misconduct, failure to properly supervise representatives, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive damages. In some states, including Alabama, (where Protective maintains its headquarters), juries have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments in any given lawsuit. In addition, in some class action and other lawsuits, companies have made material settlement payments. Protective and its subsidiaries, like other financial service companies, in the ordinary course of business, are involved in such litigation or, alternatively in arbitration. Although the outcome of any litigation or arbitration cannot be predicted, Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of Protective.

NOTE H — SHARE-OWNER'S EQUITY AND RESTRICTIONS

    At December 31, 2000, approximately $1,122.9 million of consolidated share-owner's equity, excluding net unrealized gains on investments, represented net assets of Protective and its subsidiaries that cannot be transferred to PLC. In addition, Protective and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 2001 is estimated to be $83.6 million.

NOTE I — PREFERRED STOCK

    PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, Protective Life and Annuity Insurance Company (PL&A). Prior to November 1998, the stock paid, when and if declared, annual minimum cumulative dividends of $50 per share, and noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1 million. PL&A paid no preferred dividends during 2000 or 1999. Dividends of $0.1 million were paid to PLC in 1998. Effective November 3, 1998, PL&A's articles of incorporation were amended such that the provision for an annual minimum cumulative dividend was removed.

NOTE J — RELATED PARTY MATTERS

    On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan (ESOP). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $4.8 million at December 31, 2000, is accounted for as a reduction to share-owner's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.

    Protective leases furnished office space and computers to affiliates. Lease revenues were $4.0 million in 2000, $3.7 million in 1999, and $3.0 million in 1998. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $76.7 million, $69.2 million, and $56.2 million in 2000, 1999, and 1998, respectively. Commissions paid to affiliated marketing organizations of $12.0 million, $11.4 million, and $8.4 million in 2000, 1999, and 1998, respectively, were included in deferred policy acquisition costs.

    Certain corporations with which PLC's directors were affiliated paid Protective premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $50.9 million, $70.3 million and $28.6 million in 2000, 1999, and 1998, respectively. Protective and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $28.2 million, $16.7 million and $7.3 million in 2000, 1999, and 1998, respectively.

    For a discussion of indebtedness to related parties, see Note E.

NOTE K — OPERATING SEGMENTS

    Protective operates seven divisions each having a strategic focus which can be grouped into three general categories: life insurance, specialty insurance products, and retirement savings and investment products. Each division has a senior officer of Protective responsible for its operations. A division is generally distinguished by products and/or channels of distribution. A brief description of each division follows.

Life Insurance

    The Individual Life Division markets level premium term and term-like insurance, universal life, and variable universal life products on a national basis primarily through networks of independent insurance agents.

    The West Coast Division sells universal life and level premium term-like insurance products in the life insurance brokerage market and in the "bank owned life insurance" market.

    The Acquisitions Division focuses on acquiring, converting, and servicing policies acquired from other companies. The Division's primary focus is on life insurance policies sold to individuals.

Specialty Insurance Products

    The Dental Benefits Division's primary focus is on indemnity and prepaid dental products.

    The Financial Institutions Division specializes in marketing credit life and disability insurance products through banks, consumer finance companies and automobile dealers. The Division also offers automobile and recreational marine extended service contracts.

Retirement Savings and Investment Products

    The Stable Value Products Division markets guaranteed investment contracts to 401(k) and other qualified retirement savings plans. The Division also markets fixed and floating rate funding agreements (to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds) and long-term annuity contracts.

    The Investment Products Division manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Individual Life Division's sales force.

Corporate and Other

    Protective has an additional business segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the Divisions above (including net investment income on unallocated capital and interest on substantially all debt). This segment also includes earnings from several lines of business which Protective is not actively marketing (mostly health insurance).

    Protective uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

    Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

    There are no significant intersegment transactions.

    The following table sets forth total operating segment income and assets for the periods shown. Adjustments represent the inclusion of unallocated realized investment gains (losses), the reclassification and tax effecting of pretax minority interest, and the recognition of income tax expense. There are no asset adjustments.

    In the first quarter of 2000, certain health insurance lines were transferred from the Dental Benefits Division to the Corporate and Other segment in order to reflect management's current focus. Prior period segment results have been restated to reflect the change.

	Life Insurance
Operating Segment Income	Individual Life	West Coast	Acquisitions
2000
Premiums and policy fees	$340,238	$147,482	$134,099
Reinsurance ceded	(266,412)	(121,495)	(31,102)

Net of reinsurance ceded	73,826	25,987	102,997
Net investment income	60,629	91,688	116,940
Realized investment gains (losses)
Other income	(1,379)		(4)

Total revenues	133,076	117,675	219,933

Benefits and settlement expenses	70,365	79,065	125,151
Amortization of deferred policy acquisition costs and goodwill	33,767	15,003	17,081
Other operating expenses	(10,495)	(12,760)	24,077

Total benefits and expenses	93,637	81,308	166,309

Income before income tax	39,439	36,367	53,624
Income tax expense

Net income

1999
Premiums and policy fees	$274,598	$87,226	$148,620
Reinsurance ceded	(182,092)	(64,019)	(33,754)

Net of reinsurance ceded	92,506	23,207	114,866
Net investment income	59,916	78,128	129,806
Realized investment gains (losses)
Other income	(2,250)	1,302	(9)

Total revenues	150,172	102,637	244,663

Benefits and settlement expenses	74,455	73,176	129,581
Amortization of deferred policy acquisition costs	23,434	6,047	19,444
Other operating expenses	20,850	(2,649)	31,178

Total benefits and expenses	118,739	76,574	180,203

Income before income tax	31,433	26,063	64,460
Income tax expense

Net income

1998
Premiums and policy fees	$228,701	$75,757	$125,329
Reinsurance ceded	(102,533)	(53,377)	(28,594)

Net of reinsurance ceded	126,168	22,380	96,735
Net investment income	55,779	63,492	112,154
Realized investment gains (losses)
Other income	70	6	1,713

Total revenues	182,017	85,878	210,602

Benefits and settlement expenses	106,308	54,617	112,051
Amortization of deferred policy acquisition costs	30,543	4,924	18,894
Other operating expenses	14,983	5,354	26,717

Total benefits and expenses	151,834	64,895	157,662

Income before income tax	30,183	20,983	52,940
Income tax expense

Net income

Operating Segment Assets
2000
Investments and other assets	$1,237,867	$1,576,577	$1,604,854
Deferred policy acquisition costs and goodwill	354,320	276,518	223,430

Total assets	$1,592,187	$1,853,095	$1,828,284

1999
Investments and other assets	$1,205,968	$1,343,517	$1,553,954
Deferred policy acquisition costs	379,117	200,605	235,903

Total assets	$1,585,085	$1,544,122	$1,789,857

1998
Investments and other assets	$1,076,202	$1,149,642	$1,600,123
Deferred policy acquisition costs	301,941	144,455	255,347

Total assets	$1,378,143	$1,294,097	$1,855,470

(1)	Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

	Specialty Insurance Products		Retirement Savings and Investment Products
Operating Segment Income	Dental Benefits	Financial Institutions	Stable Value Products	Investment Products	Corporate and Other	Adjustments(1)	Total Consolidated
2000
Premiums and policy fees	$294,564	$479,397		$30,127	$120,062		$1,545,969
Reinsurance ceded	(78,951)	(258,931)			(65,559)		(822,450)

Net of reinsurance ceded	215,613	220,466		30,127	54,503		723,519
Net investment income	8,913	46,464	$243,133	132,204	(3,034)		696,937
Realized investment gains (losses)			(6,556)	410		$(8,453)	(14,599)
Other income	15,279	28,352		2,809	6,145		51,202

Total revenues	239,805	295,282	236,577	165,550	57,614		1,457,059

Benefits and settlement expenses	151,202	135,494	207,143	109,607	46,183		924,210
Amortization of deferred policy acquisition costs and goodwill	7,739	52,646	900	24,156	2,149		153,441
Other operating expenses	58,805	72,316	3,882	18,203	33,274		187,302

Total benefits and expenses	217,746	260,456	211,925	151,966	81,606		1,264,953

Income before income tax	22,059	34,826	24,652	13,584	(23,992)		192,106
Income tax expense						68,071	68,071

Net income							$124,035

1999
Premiums and policy fees	$217,661	$284,891		$24,248	$100,012		$1,137,256
Reinsurance ceded	(52,252)	(176,928)			(28,988)		(538,033)

Net of reinsurance ceded	165,409	107,963		24,248	71,024		599,223
Net investment income	11,141	24,121	$210,208	106,599	3,312		623,231
Realized investment gains (losses)			(549)	1,446		$3,863	4,760
Other income	7,628	15,831		2,146	2,454		27,102

Total revenues	184,178	147,915	209,659	134,439	76,790		1,254,316

Benefits and settlement expenses	119,950	55,899	175,290	88,642	54,534		771,527
Amortization of deferred policy acquisition costs	8,219	24,718	744	19,820	2,487		104,913
Other operating expenses	37,674	44,728	4,709	14,617	25,332		176,439

Total benefits and expenses	165,843	125,345	180,743	123,079	82,353		1,052,879

Income before income tax	18,335	22,570	28,916	11,360	(5,563)		201,437
Income tax expense						73,179	73,179

Net income							$128,258

1998
Premiums and policy fees	$218,773	$301,230		$18,809	$58,741		$1,027,340
Reinsurance ceded	(85,753)	(188,958)					(459,215)

Net of reinsurance ceded	133,020	112,272		18,809	58,741		568,125
Net investment income	11,166	25,068	$213,136	105,827	17,173		603,795
Realized investment gains (losses)			1,609	1,318		$(791)	2,136
Other income	4,848	10,302		1,799	1,463		20,201

Total revenues	149,034	147,642	214,745	127,753	77,377		1,194,257

Benefits and settlement expenses	101,586	52,629	178,745	85,045	39,515		730,496
Amortization of deferred policy acquisition costs	6,859	28,526	735	17,213	3,494		111,188
Other operating expenses	31,142	48,837	2,876	14,428	27,891		172,228

Total benefits and expenses	139,587	129,992	182,356	116,686	70,900		1,013,912

Income before income tax	9,447	17,650	32,389	11,067	6,477		180,345
Income tax expense						63,162	63,162

Net income							$117,183

Operating Segment Assets
2000
Investments and other assets	$192,906	$1,369,915	$3,340,099	$3,844,168	$428,951		$13,595,337
Deferred policy acquisition costs and goodwill	214,770	150,984	2,144	127,334	81,711		1,431,211

Total assets	$407,676	$1,520,899	$3,342,243	$3,971,502	$510,662		$15,026,548

1999
Investments and other assets	$197,673	$727,857	$2,766,178	$3,355,863	$418,609		$11,569,619
Deferred policy acquisition costs	25,819	51,339	1,156	117,577	8		1,011,524

Total assets	$223,492	$779,196	$2,767,334	$3,473,440	$418,617		$12,581,143

1998
Investments and other assets	$197,337	$645,909	$2,869,304	$2,542,536	$700,417		$10,781,470
Deferred policy acquisition costs	23,836	39,212	1,448	75,177	9		841,425

Total assets	$221,173	$685,121	$2,870,752	$2,617,713	$700,426		$11,622,895

(1)	Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

NOTE L — EMPLOYEE BENEFIT PLANS

    PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. However, approximately 86% of the participants in the plan are employees of Protective. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum finding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

    The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:

	2000	1999
Projected benefit obligation, beginning of the year	$36,530	$36,547
Service cost - benefits earned during the year	3,338	3,270
Interest cost - on projected benefit obligation	3,195	2,779
Actuarial gain (loss)	1,968	(5,729)
Plan amendment	833	32
Benefits paid	(326)	(369)

Projected benefit obligation, end of the year	45,538	36,530

Fair value of plan assets beginning of the year	34,420	25,147
Actual return on plan assets	(148)	2,594
Employer contribution	6,876	7,048
Benefits paid	(326)	(369)

Fair value of plan assets end of the year	40,822	34,420

Plan assets less than the projected benefit obligation	(4,716)	(2,110)
Unrecognized net actuarial loss from past experience different from that assumed	7,766	2,601
Unrecognized prior service cost	1,226	569
Unrecognized net transition asset		(17)

Net pension liability recognized in balance sheet	$4,276	$1,043

    Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:

	2000	1999	1998
Service cost	$3,338	$3,270	$2,585
Interest cost	3,195	2,779	2,203
Expected return on plan assets	(3,049)	(2,348)	(1,950)
Amortization of prior service cost	176	115	112
Amortization of transition asset	(17)	(17)	(17)
Recognized net actuarial loss		494	305

Net pension cost	$3,643	$4,293	$3,238

    Protective's share of the net pension cost was approximately $4.1 million, $3.6 million, and $2.6 million, in 2000, 1999, and 1998, respectively.

    Assumptions used to determine the benefit obligations as of December 31 were as follows:

	2000	1999	1998
Weighted average discount rate	7.50%	8.00%	6.75%
Rates of increase in compensation level	5.25%	5.75%	4.75%
Expected long-term rate of return on assets	8.50%	8.50%	8.50%

    At December 31, 2000, approximately $20.9 million of the assets of the pension plan were in a group annuity contract with Protective and therefore are included in the general assets of Protective. Approximately $19.9 million of the assets of the pension plan are invested in a collective trust managed by Northern Trust Corporation.

    Prior to July 1, 1999, upon retirement, the amount of pension plan assets vested in the retiree were used to purchase a single premium annuity from Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to such retirees. Beginning July 1, 1999, retiree obligations are being fulfilled from pension plan assets.

    PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed by federal income tax law. At December 31, 2000 and 1999, the projected benefit obligation of this plan totaled $14.3 million and $13.1 million, respectively, of which $10.1 million and $8.3 million, respectively, have been recognized in PLC's financial statements.

    Net pension cost of the excess benefits plan includes the following components for the years ended December 31:

	2000	1999	1998
Service cost	$736	$695	$611
Interest cost	1,067	887	722
Amortization of prior service cost	19	113	112
Amortization of transition asset	37	37	37
Recognized net actuarial loss	194	265	173

Net pension cost	$2,053	$1,997	$1,655

    In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 2000 and 1999, the liability for such benefits was approximately $1.2 million. The expense recorded by PLC was $0.1 million in 2000, 1999 and 1998. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

    Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement from $10,000 up to a maximum of $75,000. This plan is partially funded at a maximum of $50,000 face amount of insurance.

    PLC sponsors a defined contribution retirement plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. PLC established an Employee Stock Ownership Plan (ESOP) to match voluntary employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus or sales incentive plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 2000, PLC had committed up to 143,229 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was less than $0.1 million in 2000, 1999, and 1998.

    PLC sponsors a deferred compensation plan for certain directors, officers, agents, and others. Compensation deferred is credited to the participants in cash, PLC Common Stock, or as a combination thereof.

NOTE M — STOCK BASED COMPENSATION

    Certain Protective employees participate in PLC's stock-based incentive plans and receive stock appreciation rights (SARs) from PLC.

    Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 1998, up to 5,000,000 shares may be issued in payment of awards.

    The criteria for payment of performance awards is based upon a comparison of PLC's average return on average equity and total rate of return over a four year award period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned.

    In 1998 and 1999, 71,340 and 99,380 performance shares were awarded, respectively, having an estimated fair value on the grant date of $2.3 million and $3.4 million, respectively. In 2000, 3,330 performance shares and 513,618 stock appreciation rights (SARs) were awarded, having a combined estimated fair value on the grant date of $3.7 million. The SARs, if earned, expire after ten years.

    A performance share is equivalent in value to one share of PLC Common Stock. With respect to SARs, PLC will pay an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date. Awards are paid in shares of PLC Common Stock. At December 31, 2000, outstanding awards measured at maximum payouts were 398,878 performance shares and 793,236 SARs.

    During 1996 and 2000, SARs were granted to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable after five years (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. In 2000, 217,500 SARs were awarded, having an estimated fair value on the grant date of $1.5 million. The number of SARs granted in 1996 and 2000 outstanding at December 31, 2000, was 660,000 and 215,000, respectively.

    The 1996 SARs have a base price of $17.4375. The 2000 SARs have a base price of $22.31. The fair value of the 2000 SARs was estimated using a Black-Sholes option pricing model. Assumptions used in the model were as follows: expected volatility of 23.65% (approximately equal to that of the S&P Life Insurance Index), a risk-free interest rate of 6.5%, a dividend rate of 2.15%, and an expected exercise date of March 7, 2007.

    The expense recorded by PLC for its stock-based compensation plans was $4.1 million, $4.0 million, and $3.3 million in 2000, 1999, and 1998, respectively.

NOTE N — REINSURANCE

    Protective reinsures certain of its risks with, and assumes risks from other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, Protective generally pays specific premiums to the reinsurer and receives specific amounts from the reinsurer as reimbursement for certain expenses. Coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. A substantial portion of Protective's new life insurance and credit insurance sales are being reinsured. Protective reviews the financial condition of its reinsurers and monitors the amount of reinsurance it has with its reinsurers.

    Protective has reinsured approximately $126.0 billion, $93.5 billion, and $64.8 billion in face amount of life insurance risks with other insurers representing $496.4 million, $364.7 million, and $294.4 million of premium income for 2000, 1999, and 1998, respectively. Protective has also reinsured accident and health risks representing $262.2 million, $172.8 million, and $164.8 million of premium income for 2000, 1999, and 1998, respectively. In 2000 and 1999, policy and claim reserves relating to insurance ceded of $988.4 million and $739.3 million respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At December 31, 2000 and 1999, Protective had paid $33.5 million and $46.8 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2000, Protective had receivables of $78.2 million related to insurance assumed.

NOTE O — ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

    The carrying amount and estimated fair values of Protective's financial instruments at December 31 are as follows:

	2000		1999
	Carrying Amount	Estimated Fair Values	Carrying Amount	Estimated Fair Values
Assets (see Notes A and C):
Investments:
Fixed maturities	$7,390,110	$7,390,110	$6,304,554	$6,304,554
Equity securities	41,792	41,792	30,696	30,696
Mortgage loans on real estate	2,268,224	2,385,174	1,946,690	1,909,026
Short-term investments	172,699	172,699	81,171	81,171
Liabilities (see Notes A and E):
Stable value account balances	3,177,863	3,250,991	2,680,009	2,649,616
Annuity account balances	1,916,894	1,893,749	1,639,231	1,598,993
Notes payable	2,315	2,315	2,338	2,338
Other (see Note A):
Derivative Financial Instruments	(6,079)	(13,011)	5,273	3,564

    Except as noted below, fair values were estimated using quoted market prices. Protective estimates the fair value of its mortgage loans using discounted cash flows from the next call date. Protective believes the fair value of its short-term investments and notes payable to banks approximates book value due to either being short-term or having a variable rate of interest. Protective estimates the fair value of its guaranteed investment contracts and annuities using discounted cash flows and surrender values, respectively. Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

    Protective estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair value represents the net amount of cash Protective would have received (or paid) had the contracts been terminated on December 31.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F	COL. G	COL. H	COL. I	COL. J
Segment	Deferred Policy Acquisition Costs	Future Policy Benefits and Claims	Unearned Premiums	Stable Value and Annuity Deposits Policyholders' Funds	Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses(1)
Year Ended
December 31, 2000:
Life Insurance
Individual Life	$354,320	$1,222,673	$315	$14,878	$73,826	$60,629	$70,365	$33,767	$(10,495)
West Coast	276,518	1,499,173	0	86,227	25,987	91,688	79,065	15,003	(12,760)
Acquisitions	223,430	1,364,830	484	238,465	102,997	116,940	125,151	17,081	24,077
Specialty Insurance Products
Dental Benefits	11,788	95,665	2,602	63,351	215,613	8,913	151,202	6,386	60,158
Financial Institutions	112,135	294,458	929,943	3,945	220,466	46,464	135,494	50,132	74,830
Retirement Savings and Investment Products
Stable Value Products	2,144	162,236	0	3,177,863	0	243,133	207,143	900	3,882
Investment Products	127,334	306,021	0	1,633,203	30,127	132,204	109,607	24,156	18,203
Corporate and Other	81,711	88,341	2,261	2,161	54,503	(3,034)	46,183	2,149	33,274

TOTAL	$1,189,380	$5,033,397	$935,605	$5,220,093	$723,519	$696,937	$924,210	$149,574	$191,169

Year Ended
December 31, 1999:
Life Insurance
Individual Life	$379,117	$1,210,188	$338	$17,159	$92,506	$59,916	$74,455	$23,434	$20,851
West Coast	200,605	1,279,554	0	74,831	23,208	78,126	73,176	6,047	(2,649)
Acquisitions	235,903	1,374,445	558	260,267	114,866	129,806	129,581	19,444	31,178
Specialty Insurance Products
Dental Benefits	25,819	126,592	2,994	74,204	165,409	11,141	119,950	5,534	40,359
Financial Institutions	51,339	150,888	503,735	9,044	107,962	24,122	55,899	24,718	44,728
Retirement Savings and Investment Products
Stable Value Products	1,156	167,415	0	2,680,009	0	210,209	175,290	744	4,708
Investment Products	117,577	254,492	0	1,320,453	24,248	106,599	88,642	19,820	14,617
Corporate and Other	8	2,852	34	88	71,024	3,312	54,534	5,172	22,647

TOTAL	$1,011,524	$4,566,426	$507,659	$4,436,055	$599,223	$623,231	$771,527	$104,913	$176,439

Year Ended
December 31, 1998:
Life Insurance
Individual Life	$301,941	$1,054,253	$355	$10,802	$126,168	$55,779	$106,308	$30,543	$14,983
West Coast	144,455	1,006,280	0	77,254	22,380	63,492	54,617	4,924	5,354
Acquisitions	255,347	1,383,759	553	233,846	96,735	112,154	112,051	18,894	26,717
Specialty Insurance Products
Dental Benefits	23,836	111,916	3,341	78,224	133,020	11,166	101,586	4,171	33,830
Financial Institutions	39,212	215,451	385,006	105,434	112,272	25,068	52,629	28,526	48,837
Retirement Savings and Investment Products
Stable Value Contracts	1,448	172,674	0	2,691,697	0	213,136	178,745	735	2,876
Investment Products	75,177	194,726	0	1,233,528	18,809	105,827	85,045	17,213	14,428
Corporate and Other	9	944	39	88	58,741	17,173	39,515	6,182	25,203

TOTAL	$841,425	$4,140,003	$389,294	$4,430,873	$568,125	$603,795	$730,496	$111,188	$172,228

(1)	Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

S-1

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(Dollars in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2000:
Life insurance in force	$153,371,754	$128,374,583	$17,050,342	$42,047,513	40.6%

Premiums and policy fees:
Life insurance	$691,153	$496,715	$112,669	$307,107	36.7%
Accident and health insurance	545,240	261,940	24,393	307,693	7.9%
Property and liability insurance	159,346	63,795	13,168	108,719	12.1%

TOTAL	$1,395,739	$822,450	$150,230	$723,519

Year Ended December 31, 1999:
Life insurance in force	$112,726,959	$92,566,755	$17,089,627	$37,249,831	45.9%

Premiums and policy fees:
Life insurance	$540,430	$364,680	$131,855	$307,605	42.9%
Accident and health insurance	403,491	172,852	27,266	257,905	10.6%
Property and liability insurance	34,104	501	110	33,713	0.3%

TOTAL	$978,025	$538,033	$159,231	$599,223

Year Ended December 31, 1998:
Life insurance in force	$91,980,657	$64,846,246	$18,010,434	$45,144,845	39.9%

Premiums and policy fees:
Life insurance	$537,002	$294,363	$87,965	$330,604	26.6%
Accident and health insurance	361,705	164,852	14,279	211,132	6.8%
Property and liability insurance	26,389			26,389	0.0%

TOTAL	$925,096	$459,215	$102,244	$568,125

S-2

Appendix A

Examples of Death Benefit Computations for the Premiere I Policy Under Options A and B

    Option A Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option A, a Policy with a $50,000 Face Amount will generally pay $50,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $20,000, the Death Benefit will exceed the $50,000 Face Amount. Each additional dollar added to Policy Value above $20,000 will increase the Death Benefit by $2.50. A Policy with a $50,000 Face Amount and a Policy Value of $30,000 will provide Death Benefit of $75,000 ($30,000 x 250%); a Policy Value of $40,000 will provide a Death Benefit of $100,000 ($40,000 x 250%); a Policy Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%).

    Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

    The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 185%. The Death Benefit would not exceed the $50,000 Face Amount unless the Policy Value exceeded approximately $27,028 (rather than $20,000), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $1.85 (rather than $2.50).

    Option B Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option B, a Policy with a Face Amount of $50,000 will generally provide a Death Benefit of $50,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $5,000 will have a Death Benefit of $55,000 ($50,000 + $5,000); a Policy Value of $10,000 will provide a Death Benefit of $60,000 ($50,000 + $10,000). The Death Benefit, however, must be at least 250% of the Policy Value. As a result, if the Policy Value exceeds $33,333, the Death Benefit will be greater than the Face Amount plus Policy Value. Each additional dollar of Policy Value above $33,333 will increase the Death Benefit by $2.50. A Policy with a Face Amount of $50,000 and a Policy Value of $40,000 will provide a Death Benefit of $100,000 ($40,000 x 250%); a Policy Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 X 250%).

    Similarly, any time Policy Value exceeds $33,333, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $100,000 to $87,500. If at any time, however, Policy Value multiplied by the Face Amount percentage is less than the Face Amount plus the Policy Value, then the Death Benefit will be the current Face Amount plus Policy Value of the Policy.

    The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the Face Amount factor would be 185%. The amount of the Death Benefit would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,333), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

A-1

TABLE OF FACE AMOUNT PERCENTAGES

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243%	51	178%	61	128%	71	113%
42	236%	52	171%	62	126%	72	111%
43	229%	53	164%	63	124%	73	109%
44	222%	54	157%	64	122%	74	107%
45	215%	55	150%	65	120%	75-90	105%
46	209%	56	146%	66	119%	91	104%
47	203%	57	142%	67	118%	92	103%
48	197%	58	138%	68	117%	93	102%
49	191%	59	134%	69	116%	94	101%
						95+	100%

A-2

Appendix B

Examples of Death Benefit Computations for the Premiere Provider Policy Under Options A and B

    Option A Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option A, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to Policy Value above $40,000 will increase the Death Benefit by $2.50. A Policy with a $100,000 Face Amount and a Policy Value of $50,000 will provide Death Benefit of $125,000 ($50,000 x 250%); a Policy Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

    Similarly, so long as Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

    The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Policy Value exceeded approximately $54,055 (rather than $40,000), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $1.85 (rather than $2.50).

    Option B Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option B, a Policy with a Face Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $10,000 will have a Death Benefit of $110,000 ($100,000 + $10,000); a Policy Value of $20,000 will provide a Death Benefit of $120,000 ($100,000 + $20,000). The Death Benefit, however, must be at least 250% of the Policy Value. As a result, if the Policy Value exceeds $66,666, the Death Benefit will be greater than the Face Amount plus Policy Value. Each additional dollar of Policy Value above $66,666 will increase the Death Benefit by $2.50. A Policy with a Face Amount of $100,000 and a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%); a Policy Value of $80,000 will provide a Death Benefit of $200,000 ($80,000 x 250%).

    Similarly, any time Policy Value exceeds $66,666, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $75,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $187,500. If at any time, however, Policy Value multiplied by the Face Amount percentage is less than the Face Amount plus the Policy Value, then the Death Benefit will be the current Face Amount plus Policy Value of the Policy.

    The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the Face Amount factor would be 185%. The amount of the Death Benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,666), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

B-1

TABLE OF FACE AMOUNT PERCENTAGES

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243%	51	178%	61	128%	71	113%
42	236%	52	171%	62	126%	72	111%
43	229%	53	164%	63	124%	73	109%
44	222%	54	157%	64	122%	74	107%
45	215%	55	150%	65	120%	75-90	105%
46	209%	56	146%	66	119%	91	104%
47	203%	57	142%	67	118%	92	103%
48	197%	58	138%	68	117%	93	102%
49	191%	59	134%	69	116%	94	101%
						95+	100%

B-2

PART II — OTHER INFORMATION
UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

    Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO
RULE SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

    Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

CONTENTS OF REGISTRATION STATEMENT

    This registration statement consists of the following papers and documents:

    The facing sheet.

    The prospectus consisting of 146 pages.

    The undertaking to file reports.

    The Rule 484 undertaking.

    Representations pursuant to Section 26(e) of the Investment Company Act of 1940.

    The signatures.

    Written consents of the following persons:
        Nancy Kane, Esq.
        Stephen Peeples, F.S.A., M.A.A.A.
        Sutherland Asbill & Brennan LLP
        PricewaterhouseCoopers L.L.P.

    The following exhibits:

1.A.	(1)		Certified resolutions of the board of directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account.*
	(2)		None.
	(3)	(a)	Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account.**
		(a)(1)	Amendment I to the Underwriting Agreement††
		(b)	Form of Distribution Agreement between Investment Distributors, Inc. and selling broker-dealers.**
	(4)		None.
	(5)	(a)	Form of Contract — Premiere I.***
		(a)(1)	Form of Contract — Premiere Provider.
		(b)	Children's term life rider.*
		(c)	Accidental death benefit rider.*
		(d)	Disability benefit rider.*
		(e)	Guaranteed insurability rider.*
		(f)	Protected insurability benefit rider.*
		(g)	Term Rider for Covered Insured.*****
		(h)	Terminal Illness Accelerated Death Benefit Endorsement.†††
		(i)	Cash Value Accumulation Test Endorsement.
		(j)	Policy Loan Endorsement.
		(k)	Policy Value Credit Endorsement.#
	(6)	(a)	Charter of Protective Life Insurance Company.*
		(b)	By-Laws of Protective Life Insurance Company.*
	(7)		None
	(8)		None
	(9)	(a)	Participation/Distribution Agreement.**
		(a)(1)	Amendment I to Participation/Distribution Agreement††
		(b)	Participation Agreement (Oppenheimer Variable Account Funds).****
		(c)	Participation Agreement (MFS Variable Insurance Trust).****
		(d)	Participation Agreement (Acacia Capital Corporation).****
		(e)	Participation Agreement (Van Eck Worldwide Insurance Trust).*******
		(f)	Participation Agreement (Van Kampen Life Investment Trust).†
		(g)	Form of Participation Agreement (Fidelity Variable Insurance Products Funds).

		(10)	Form of Contract Application.***
2.			Opinion and consent of Nancy Kane, Esq.
3.			Not applicable.
4.			Not applicable.
5.			Not applicable.
6.			Notice of Withdrawal Right. (Not Applicable)
7.			Opinion and consent of Stephen Peeples, F.S.A., M.A.A.A.
8.			Consent of Sutherland Asbill & Brennan LLP
9.			Consent of PricewaterhouseCoopers L.L.P.
10.	(a)		Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures — Premiere I.†††
	(b)		Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures — Premiere Provider.
11.			Powers of Attorney.††††

*	Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on August 4, 1995.
**	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on December 22, 1995.
***	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on April 10, 1996.
****	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 30, 1997.
*****	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on April 30, 1998.
******	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement, (File No. 333-52215) as filed with the Commission on April 30, 1999.
*******	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 333-60149) as filed with the Commission on October 28, 1998.
†	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (33-70984) as filed with the Commission on April 20, 2000.
††	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-45963) as filed with the Commission on June 3, 1998.
†††	Incorporated by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 25, 2000.
††††	Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on February 14, 2001.
#	Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on May 8, 1998.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 20, 2001.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT (Registrant)
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

    As required by the Securities Act of 1933, this Post-Effective Amendment to the Form S-6 registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Drayton Nabers, Jr	Chairman of the Board and Director (Principal Executive Officer)	April 20, 2001
/s/ JOHN D. JOHNS John D. Johns	President and Director (Principal Financial Officer)	April 20, 2001
/s/ JERRY W. DEFOOR Jerry W. DeFoor	Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	April 20, 2001
* R. Stephen Briggs	Director	April 20, 2001
* Jim E. Massengale	Director	April 20, 2001

Signature	Title	Date

* A.S. Williams III	Director	April 20, 2001
* Richard J. Bielen	Director	April 20, 2001
* Chris T. Calos	Director	April 20, 2001
* T. Davis Keyes	Director	April 20, 2001
* Carolyn King	Director	April 20, 2001
* Deborah J. Long	Director	April 20, 2001
* Steven A. Schultz	Director	April 20, 2001
* Wayne E. Stuenkel	Director	April 20, 2001
*By: /s/ NANCY KANE Nancy Kane Attorney-in-Fact		April 20, 2001

EXHIBIT INDEX

1.A.	(5)(a)(l)	Form of Contract — Premiere Provider.
	(5)(i)	Cash Value Accumulation Test Endorsement.
	(5)(j)	Policy Loan Endorsement.
	(9)(g)	Form of Participation Agreement (Fidelity Variable Insurance Products Funds).
2.		Opinion and consent of Nancy Kane, Esq.
7.		Opinion and consent of Stephen Peeples, F.S.A., M.A.A.A.
8.		Opinion and consent of Sutherland Asbill & Brennan LLP
9.		Consent of PricewaterhouseCoopers L.L.P.
10.	(b)	Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures — Premiere Provider.

QuickLinks

DEFINITIONS
SUMMARY AND DIAGRAM OF THE POLICY
EXPENSE TABLE
GENERAL INFORMATION ABOUT PROTECTIVE LIFE, THE VARIABLE ACCOUNT AND THE FUNDS
  Protective Life Insurance Company
  Protective Variable Life Separate Account
  The Funds
  Other Information about the Funds
  Other Investors in the Funds
  Addition, Deletion or Substitution of Investments
  Voting Rights
THE POLICY
  Purchasing a Policy
  Cancellation Privilege
  Premiums
  Net Premium Allocations
  Policy Lapse and Reinstatement
  Special Transfer Privilege—Premiere I
CALCULATION OF POLICY VALUES
  Variable Account Value
  Fixed Account Value
POLICY BENEFITS
  Transfers of Policy Values
  Policy Value Credit—Premiere Provider
  Surrender Privilege
  Withdrawal Privilege
  Policy Loans
  Maturity Benefits — Premiere I
  Death Benefit Proceeds
  Settlement Options
THE FIXED ACCOUNT
  The Fixed Account
  Interest Credited on Fixed Account Value
  Payments from the Fixed Account
CHARGES AND DEDUCTIONS
  Premium Expense Charges—Premiere I
  Premium Expense Charges—Premiere Provider
  Monthly Deduction
  Transfer Fee
  Surrender Charge (Contingent Deferred Sales Charge)
  Withdrawal Charge
  Fund Expenses
  Exchange Privilege
  Effect of the Exchange Offer
ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUM PAYMENTS
OTHER POLICY BENEFITS AND PROVISIONS
  Limits on Rights to Contest the Policy
  Changes in the Policy or Benefits
  Suspension or Delay in Payments
  Reports to Policy Owners
  Assignment
  Arbitration
  Supplemental Riders and Endorsements
  Reinsurance
USES OF THE POLICY
TAX CONSIDERATIONS
  Introduction
  Tax Status of Protective Life
  Taxation of Life Insurance Policies
  Policies Not Owned by Individuals.
  Policies Which Are Not MECs
  Policies Which Are MECs
  Federal Income Tax Withholding
OTHER INFORMATION ABOUT THE POLICIES AND PROTECTIVE LIFE
  Sale of the Policies
  Corporate Purchasers
  Protective Life Directors and Executive Officers
  State Regulation
  Additional Information
  Independent Accountants
  Experts
  IMSA
  Legal Matters
  Financial Statements
INDEX TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT ACCOUNTANTS
REPORT OF INDEPENDENT ACCOUNTANTS
CONSOLIDATED STATEMENTS OF INCOME
CONSOLIDATED BALANCE SHEETS
CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY
CONSOLIDATED STATEMENTS OF CASH FLOWS
Appendix A
Examples of Death Benefit Computations for the Premiere I Policy Under Options A and B
Appendix B
Examples of Death Benefit Computations for the Premiere Provider Policy Under Options A and B
RULE 484 UNDERTAKING
REPRESENTATIONS PURSUANT TO RULE SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940
SIGNATURES
EXHIBIT INDEX